UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-10385
Pacific Life Funds

(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660

(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 Schedule of Investments—Schedule I.

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.5%

PL International Value Fund ‘A’	624,557	$4,734,140
PL Large-Cap Value Fund ‘A’	1,217,629	11,141,308
PL Short Duration Bond Fund ‘A’	2,820,719	28,320,019
PL Floating Rate Loan Fund ‘A’	1,868,652	17,845,624
PL Comstock Fund ‘A’	692,631	6,538,433
PL Growth LT Fund ‘A’ *	419,586	4,187,467
PL Mid-Cap Equity Fund ‘A’	809,747	6,364,611
PL International Large-Cap Fund ‘A’	396,126	4,769,358
PL Main Street® Core Fund ‘A’	538,185	4,278,571
PL Managed Bond Fund ‘A’	6,876,234	74,469,618
PL Inflation Managed Fund ‘A’	3,600,659	37,302,822
PL Large-Cap Growth Fund ‘A’ *	620,993	4,216,543

Total Affiliated Mutual Funds (Cost $197,432,317)		204,168,514

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,143,148	4,143,148

Total Short-Term Investment (Cost $4,143,148)		4,143,148

TOTAL INVESTMENTS - 101.5% (Cost $201,575,465)		208,311,662

OTHER ASSETS & LIABILITIES, NET - (1.5%)		(3,113,994)

NET ASSETS - 100.0%		$205,197,668

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.6%

PL International Value Fund ‘A’	760,346	$5,763,420
PL Large-Cap Value Fund ‘A’	1,379,033	12,618,155
PL Short Duration Bond Fund ‘A’	2,157,618	21,662,486
PL Floating Rate Loan Fund ‘A’	1,366,708	13,052,061
PL Comstock Fund ‘A’	1,157,064	10,922,688
PL Growth LT Fund ‘A’ *	541,341	5,402,585
PL Mid-Cap Equity Fund ‘A’	927,568	7,290,686
PL International Large-Cap Fund ‘A’	822,475	9,902,598
PL Mid-Cap Growth Fund ‘A’	459,732	3,631,887
PL Small-Cap Value Fund ‘A’	229,766	1,833,534
PL Main Street Core Fund ‘A’	1,634,643	12,995,413
PL Managed Bond Fund ‘A’	4,798,214	51,964,657
PL Inflation Managed Fund ‘A’	2,559,939	26,520,973
PL Large-Cap Growth Fund ‘A’ *	820,357	5,570,221

Total Affiliated Mutual Funds (Cost $190,026,732)		189,131,364

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	967,196	967,196

Total Short-Term Investment (Cost $967,196)		967,196

TOTAL INVESTMENTS - 100.1% (Cost $190,993,928)		190,098,560

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(161,006)

NET ASSETS - 100.0%		$189,937,554

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$204,168,514	$204,168,514	$—	$—
	Short-Term Investment	4,143,148	4,143,148	—	—

	Total	$208,311,662	$208,311,662	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$189,131,364	$189,131,364	$—	$—
	Short-Term Investment	967,196	967,196	—	—

	Total	$190,098,560	$190,098,560	$—	$—

See Supplemental Notes to Schedules of Investments	1	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.7%

PL Small-Cap Growth Fund ‘A’ *	614,453	$5,222,847
PL International Value Fund ‘A’	2,817,202	21,354,394
PL Large-Cap Value Fund ‘A’	5,813,413	53,192,730
PL Short Duration Bond Fund ‘A’	2,919,620	29,312,986
PL Floating Rate Loan Fund ‘A’	2,958,863	28,257,137
PL Comstock Fund ‘A’	4,512,139	42,594,590
PL Growth LT Fund ‘A’ *	2,668,004	26,626,681
PL Mid-Cap Equity Fund ‘A’	4,045,384	31,796,720
PL International Large-Cap Fund ‘A’	2,754,936	33,169,425
PL Mid-Cap Growth Fund ‘A’	1,351,177	10,674,296
PL Real Estate Fund ‘A’	1,212,077	10,751,120
PL Small-Cap Value Fund ‘A’	1,335,736	10,659,171
PL Main Street Core Fund ‘A’	5,998,500	47,688,073
PL Emerging Markets Fund ‘A’	1,452,547	16,660,719
PL Managed Bond Fund ‘A’	9,302,644	100,747,633
PL Inflation Managed Fund ‘A’	6,292,471	65,190,003
PL Large-Cap Growth Fund ‘A’ *	3,103,936	21,075,726

Total Affiliated Mutual Funds (Cost $589,757,462)		554,974,251

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	736,281	736,281

Total Short-Term Investment (Cost $736,281)		736,281

TOTAL INVESTMENTS - 99.8% (Cost $590,493,743)		555,710,532

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,185,917

NET ASSETS - 100.0%		$556,896,449

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%

PL Small-Cap Growth Fund ‘A’ *	1,061,344	$9,021,426
PL International Value Fund ‘A’	4,125,216	31,269,139
PL Large-Cap Value Fund ‘A’	5,970,651	54,631,457
PL Short Duration Bond Fund ‘A’	1,025,780	10,298,831
PL Comstock Fund ‘A’	4,351,935	41,082,262
PL Growth LT Fund ‘A’ *	3,207,940	32,015,244
PL Mid-Cap Equity Fund ‘A’	4,656,054	36,596,581
PL International Large-Cap Fund ‘A’	3,101,788	37,345,532
PL Mid-Cap Growth Fund ‘A’	2,963,493	23,411,593
PL Real Estate Fund ‘A’	1,531,085	13,580,728
PL Small-Cap Value Fund ‘A’	1,747,136	13,942,145
PL Main Street Core Fund ‘A’	6,301,455	50,096,567
PL Emerging Markets Fund ‘A’	1,681,691	19,288,998
PL Managed Bond Fund ‘A’	3,379,973	36,605,109
PL Inflation Managed Fund ‘A’	4,015,193	41,597,403
PL Large-Cap Growth Fund ‘A’ *	2,671,632	18,140,380

Total Affiliated Mutual Funds (Cost $520,192,962)		468,923,395

SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	708,139	708,139

Total Short-Term Investment (Cost $708,139)		708,139

TOTAL INVESTMENTS - 100.1% (Cost $520,901,101)		469,631,534

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(258,260)

NET ASSETS - 100.0%		$469,373,274

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ holdings as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$554,974,251	$554,974,251	$—	$—
	Short-Term Investment	736,281	736,281	—	—

	Total	$555,710,532	$555,710,532	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$468,923,395	$468,923,395	$—	$—
	Short-Term Investment	708,139	708,139	—	—

	Total	$469,631,534	$469,631,534	$—	$—

See Supplemental Notes to Schedules of Investments	2	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PL Small-Cap Growth Fund ‘A’ *	847,924	$7,207,354
PL International Value Fund ‘A’	2,225,063	16,865,975
PL Large-Cap Value Fund ‘A’	2,401,248	21,971,420
PL Comstock Fund ‘A’	1,939,312	18,307,108
PL Growth LT Fund ‘A’ *	1,462,698	14,597,729
PL Mid-Cap Equity Fund ‘A’	1,878,046	14,761,444
PL International Large-Cap Fund ‘A’	1,607,450	19,353,696
PL Mid-Cap Growth Fund ‘A’	1,327,226	10,485,089
PL Real Estate Fund ‘A’	792,447	7,029,004
PL Small-Cap Value Fund ‘A’	1,145,849	9,143,875
PL Main Street Core Fund ‘A’	2,758,366	21,929,011
PL Emerging Markets Fund ‘A’	835,726	9,585,776
PL Managed Bond Fund ‘A’	473,275	5,125,572
PL Large-Cap Growth Fund ‘A’ *	1,069,659	7,262,983

Total Affiliated Mutual Funds (Cost $202,482,310)		183,626,036

TOTAL INVESTMENTS - 100.1% (Cost $202,482,310)		183,626,036

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(120,451)

NET ASSETS - 100.0%		$183,505,585

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Affiliated Mutual Funds	$183,626,036	$183,626,036	$—	$—

See Supplemental Notes to Schedules of Investments	3	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 99.6%

Certificates of Deposit - 11.4%

Bank of Nova Scotia Houston 0.470% due 08/25/10	$750,000	$750,000
Bank of Tokyo-Mitsubishi UFJ Ltd NY
0.330% due 07/27/10	750,000	750,000
0.400% due 08/09/10	600,000	600,000
BNP Paribas NY 0.330% due 07/07/10	400,000	400,000
Toronto Dominion Bank NY 0.400% due 10/25/10	1,500,000	1,500,000

		4,000,000

Commercial Paper - 58.7%

ANZ National International Ltd (United Kingdom)
0.440% due 08/13/10	1,000,000	999,474
0.440% due 09/24/10	500,000	499,481
Bank of Montreal (Canada) 0.280% due 07/16/10	1,400,000	1,399,837
BNP Paribas Finance Inc 0.400% due 08/10/10	1,000,000	999,556
Commonwealth Bank of Australia (Australia) 0.400% due 09/29/10	1,500,000	1,498,500
Danaher Corp 0.240% due 07/09/10	500,000	499,973
Dell Inc 0.140% due 07/19/10	1,000,000	999,930
E. ON AG (Germany) 0.300% due 07/06/10	1,600,000	1,599,933
Emerson Electric Co
0.200% due 07/28/10	500,000	499,925
0.200% due 08/04/10	1,000,000	999,811
ENI Finance USA Inc
0.400% due 08/06/10	500,000	499,800
0.420% due 08/06/10	1,000,000	999,580
GDF Suez (France) 0.320% due 07/29/10	500,000	499,875
Johnson & Johnson
0.270% due 08/06/10	500,000	499,865
0.270% due 08/09/10	750,000	749,781
National Australia Funding DE Inc
0.365% due 08/02/10	750,000	749,757
0.425% due 09/07/10	500,000	499,599
Nestle Capital Corp 0.310% due 08/11/10	1,500,000	1,499,470
Praxair Inc 0.070% due 07/06/10	750,000	749,993
Royal Bank of Canada (Canada) 0.370% due 08/18/10	900,000	899,556
Societe Generale North America Inc 0.350% due 07/09/10	1,000,000	999,922
Total Capital Canada Ltd (Canada) 0.365% due 08/20/10	500,000	499,746
Toyota Motor Credit Corp 0.530% due 08/18/10	750,000	749,470
Westpac Banking Corp (Australia) 0.370% due 08/09/10	700,000	699,719

		20,592,553

Corporate Notes - 3.6%

Toyota Motor Credit Corp 0.404% due 07/19/10 §	750,000	750,000
Wal-Mart Stores Inc 4.750% due 08/15/10	507,000	509,711

		1,259,711

U.S. Treasury Bills - 24.1%

0.125% due 07/29/10	2,000,000	1,999,806
0.221% due 10/14/10	1,500,000	1,499,033
0.238% due 10/28/10	1,500,000	1,498,822
0.240% due 09/16/10	1,000,000	999,488
0.253% due 09/30/10	1,200,000	1,199,233
0.492% due 07/29/10	500,000	499,809
0.530% due 07/01/10	750,000	750,000

		8,446,191

	Shares
Money Market Fund - 1.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	643,423	643,423

Total Short-Term Investments (Amortized Cost $34,941,878)		34,941,878

TOTAL INVESTMENTS - 99.6% (Amortized Cost $34,941,878)		34,941,878

OTHER ASSETS & LIABILITIES, NET - 0.4%		150,494

NET ASSETS - 100.0%		$35,092,372

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Short-Term Investments	$34,941,878	$643,423	$34,298,455	$—

See Supplemental Notes to Schedules of Investments	4	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Consumer Discretionary - 17.9%

Aeropostale Inc *	6,780	$194,179
American Public Education Inc *	4,950	216,315
AnnTaylor Stores Corp *	14,900	242,423
Carter’s Inc *	6,600	173,250
Coldwater Creek Inc *	22,150	74,424
Dana Holding Corp *	18,950	189,500
Gaylord Entertainment Co *	7,650	168,988
Grand Canyon Education Inc *	6,250	146,437
Interval Leisure Group Inc *	14,615	181,957
Life Time Fitness Inc *	5,120	162,765
LKQ Corp *	12,400	239,072
McCormick & Schmick’s Seafood Restaurants Inc *	10,025	74,786
Phillips-Van Heusen Corp	3,950	182,767
Shutterfly Inc *	10,125	242,595
Sotheby’s	6,550	149,799
The Cheesecake Factory Inc *	7,550	168,063
The Children’s Place Retail Stores Inc *	4,930	217,019
The New York Times Co ‘A’ *	16,200	140,130
Tupperware Brands Corp	5,575	222,164
Ulta Salon, Cosmetics & Fragrance Inc *	8,000	189,280
Williams-Sonoma Inc	7,950	197,319
WMS Industries Inc *	5,440	213,520

		3,986,752

Consumer Staples - 2.2%

Diamond Foods Inc	4,800	197,280
Flowers Foods Inc	6,155	150,367
The Hain Celestial Group Inc *	6,835	137,862

		485,509

Energy - 3.8%

Acergy SA ADR (Luxemburg)	7,750	114,623
Cal Dive International Inc *	16,100	94,185
Concho Resources Inc *	2,500	138,325
Dril-Quip Inc *	1,265	55,685
Mariner Energy Inc *	5,540	118,999
Patriot Coal Corp *	11,320	133,010
Quicksilver Resources Inc *	18,345	201,795

		856,622

Financials - 4.5%

Cohen & Steers Inc	2,350	48,739
Greenhill & Co Inc	3,200	195,616
IBERIABANK Corp	2,200	113,256
Investors Bancorp Inc *	8,600	112,832
Knight Capital Group Inc ‘A’ *	8,100	111,699
Ocwen Financial Corp *	13,850	141,132
Platinum Underwriters Holdings Ltd (Bermuda)	4,660	169,111
Signature Bank *	3,100	117,831

		1,010,216

Health Care - 20.6%

Acorda Therapeutics Inc *	2,100	65,331
AGA Medical Holdings Inc *	7,200	91,368
Alexion Pharmaceuticals Inc *	3,350	171,486
AMERIGROUP Corp *	5,790	188,059
ArthroCare Corp *	4,000	122,600
Auxilium Pharmaceuticals Inc *	6,355	149,342
Bruker Corp *	17,390	211,462
Catalyst Health Solutions Inc *	6,600	227,700
Cubist Pharmaceuticals Inc *	4,050	83,430
Gentiva Health Services Inc *	7,630	206,086
Human Genome Sciences Inc *	4,798	108,723
ICON PLC ADR (Ireland) *	5,665	163,662
Insulet Corp *	13,720	206,486
LifePoint Hospitals Inc *	6,800	213,520
MedAssets Inc *	8,450	195,026
Medicis Pharmaceutical Corp ‘A’	8,980	196,482
Medidata Solutions Inc *	14,700	227,703
NuVasive Inc *	4,400	156,024
Optimer Pharmaceuticals Inc *	18,110	167,880
Owens & Minor Inc	2,957	83,920
PAREXEL International Corp *	10,575	229,266
PharMerica Corp *	6,395	93,751
Savient Pharmaceuticals Inc *	14,645	184,527
Select Medical Holdings Corp *	18,150	123,057
Sirona Dental Systems Inc *	6,600	229,944
Thoratec Corp *	4,570	195,276
United Therapeutics Corp *	2,910	142,037
Wright Medical Group Inc *	8,910	147,995

		4,582,143

Industrials - 17.4%

Actuant Corp ‘A’	13,095	246,579
Aecom Technology Corp *	6,635	153,003
AirTran Holdings Inc *	29,880	144,918
BE Aerospace Inc *	9,195	233,829
CLARCOR Inc	5,390	191,453
Clean Harbors Inc *	3,050	202,550
Dollar Thrifty Automotive Group Inc *	5,050	215,180
Esterline Technologies Corp *	5,080	241,046
FTI Consulting Inc *	4,810	209,668
Genesee & Wyoming Inc ‘A’ *	6,120	228,337
GrafTech International Ltd *	14,000	204,680
ICF International Inc *	6,350	151,955
RBC Bearings Inc *	8,465	245,400
Resources Connection Inc *	9,475	128,860
Tetra Tech Inc *	6,250	122,563
The Geo Group Inc *	11,780	244,435
Towers Watson & Co ‘A’	4,950	192,308
Waste Connections Inc *	7,740	270,049
Woodward Governor Co	9,830	250,960

		3,877,773

Information Technology - 24.4%

ANSYS Inc *	2,720	110,350
Applied Micro Circuits Corp *	15,850	166,108
Aruba Networks Inc *	11,200	159,488
Atheros Communications Inc *	6,845	188,511
Brocade Communications Systems Inc *	17,315	89,345
Cadence Design Systems Inc *	26,300	152,277
Concur Technologies Inc *	4,650	198,462
Finisar Corp *	17,650	262,985
GSI Commerce Inc *	9,690	279,072
Informatica Corp *	11,500	274,620
LogMeIn Inc *	7,465	195,807
Mellanox Technologies Ltd (Israel) *	8,840	193,596
Monolithic Power Systems Inc *	9,545	170,474
Netlogic Microsystems Inc *	8,280	225,216
NICE Systems Ltd ADR (Israel) *	8,595	219,087
Novellus Systems Inc *	10,450	265,012
OpenTable Inc *	5,040	209,009
Pegasystems Inc	8,130	261,054
QLogic Corp *	11,700	194,454
Riverbed Technology Inc *	5,150	142,243
Skyworks Solutions Inc *	13,230	222,132
SolarWinds Inc *	7,460	119,658
Solera Holdings Inc	7,165	259,373
SRA International Inc ‘A’ *	4,400	86,548
Taleo Corp ‘A’ *	6,874	166,969
VanceInfo Technologies Inc ADR (Cayman) *	9,181	213,734

See Supplemental Notes to Schedules of Investments	5	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
VistaPrint NV (Netherlands) *	4,775	$226,765
Wright Express Corp *	6,415	190,526

		5,442,875

Materials - 2.8%

Gammon Gold Inc (Canada) *	13,750	75,075
Louisiana-Pacific Corp *	19,150	128,113
Rockwood Holdings Inc *	7,750	175,848
Silgan Holdings Inc	5,490	155,806
STR Holdings Inc *	5,100	95,880

		630,722

Telecommunication Services - 1.6%

SBA Communications Corp ‘A’ *	3,550	120,736
Syniverse Holdings Inc *	11,035	225,666

		346,402

Utilities - 1.3%

ITC Holdings Corp	5,330	282,010

Total Common Stocks (Cost $18,134,676)		21,501,024

SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	893,611	893,611

Total Short-Term Investment (Cost $893,611)		893,611

TOTAL INVESTMENTS - 100.5% (Cost $19,028,287)		22,394,635

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(122,375)

NET ASSETS - 100.0%		$22,272,260

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$21,501,024	$21,501,024	$—	$—
	Short-Term Investment	893,611	893,611	—	—

	Total	$22,394,635	$22,394,635	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	6	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Australia - 5.6%

Amcor Ltd	73,641	$392,477
Australia & New Zealand Banking Group Ltd	35,500	637,630
Bendigo and Adelaide Bank Ltd	33,500	228,332
BHP Billiton Ltd	11,800	367,093
Boral Ltd	84,900	340,081
Challenger Financial Services Group Ltd	55,600	162,120
Incitec Pivot Ltd	145,300	328,608
Lend Lease Group	22,100	134,582
Macquarie Group Ltd	13,000	399,575
National Australia Bank Ltd	48,322	934,271
Qantas Airways Ltd *	101,758	186,538
Telstra Corp Ltd	159,200	433,940

		4,545,247

Austria - 0.5%

OMV AG	12,700	381,389

Belgium - 0.5%

KBC Groep NV *	10,100	387,136

Bermuda - 0.9%

Esprit Holdings Ltd	73,801	396,412
Noble Group Ltd	281,272	339,969

		736,381

Canada - 3.2%

EnCana Corp	12,100	366,450
Lundin Mining Corp *	84,800	239,771
National Bank of Canada	6,200	317,120
Nexen Inc	24,318	478,342
Penn West Energy Trust	21,965	418,852
Suncor Energy Inc	13,312	391,776
The Toronto-Dominion Bank	5,300	343,426

		2,555,737

Denmark - 1.1%

Carlsberg AS ‘B’	4,800	365,803
Danske Bank AS *	27,000	519,545

		885,348

Finland - 1.1%

Cargotec OYJ ‘B’	6,900	180,023
Nokia OYJ	88,500	721,348

		901,371

France - 13.0%

Arkema SA	8,000	278,432
BNP Paribas	21,719	1,168,502
Bouygues SA	20,100	775,892
Cap Gemini SA	11,300	496,631
Casino Guichard-Perrachon SA	5,800	440,133
Cie de Saint-Gobain	13,902	518,034
Cie Generale de Geophysique-Veritas *	15,500	275,744
Electricite de France SA	11,800	448,951
France Telecom SA	39,200	679,922
Lagardere SCA	14,500	452,246
PPR	3,800	472,049
Renault SA *	12,200	452,223
Rexel SA *	29,500	411,631
Sanofi-Aventis SA	16,901	1,017,904
Societe Generale	13,627	560,738
Total SA	17,656	788,145
Vallourec SA	3,674	633,444
Vivendi SA	31,890	648,073

		10,518,694

Germany - 8.2%

Allianz SE	11,610	1,149,083
BASF SE	7,300	398,876
Bayer AG	14,500	810,282
Bayerische Motoren Werke AG	16,200	786,942
Celesio AG	6,300	137,375
Deutsche Bank AG	13,100	735,818
Deutsche Telekom AG	22,000	259,723
E.ON AG	35,596	957,115
Muenchener Rueckversicherungs AG	4,261	535,025
RWE AG	3,283	214,827
Siemens AG	2,700	243,666
ThyssenKrupp AG	15,000	369,648

		6,598,380

Hong Kong - 0.5%

New World Development Ltd	260,688	423,214

Ireland - 0.2%

Smurfit Kappa Group PLC *	21,700	175,986

Italy - 3.2%

Enel SPA	49,900	211,285
ENI SPA	36,089	662,454
Intesa Sanpaolo SPA	69,200	182,252
Telecom Italia SPA	390,100	430,809
Telecom Italia SPA RSP	233,000	212,837
UniCredit SPA	402,230	889,749

		2,589,386

Japan - 23.7%

Aeon Co Ltd	47,500	502,613
Air Water Inc	10,000	109,183
Ajinomoto Co Inc	26,000	235,227
Astellas Pharma Inc	4,200	140,724
Central Japan Railway Co	38	313,760
Dowa Holdings Co Ltd	35,000	167,686
East Japan Railway Co	9,200	612,587
Fujitsu Ltd	54,000	337,545
Honda Motor Co Ltd	5,700	167,425
ITOCHU Corp	60,000	469,048
Japan Tobacco Inc	233	724,885
JFE Holdings Inc	12,400	383,619
JX Holdings Inc *	92,460	456,993
KDDI Corp	95	452,835
Kirin Holdings Co Ltd	25,000	314,740
Konami Corp	10,800	166,565
Konica Minolta Holdings Inc	25,000	244,020
Kyushu Electric Power Co Inc	20,900	468,738
MEDIPAL HOLDINGS Corp	26,900	319,498
Mitsubishi Corp	32,100	664,099
Mitsubishi Electric Corp	35,000	273,172
Mitsubishi Materials Corp *	142,000	377,438
Mitsubishi Tanabe Pharma Corp	23,000	350,431
Mitsubishi UFJ Financial Group Inc	63,900	290,151
Mitsui & Co Ltd	50,500	589,122
Mitsui Fudosan Co Ltd	37,000	514,983
Murata Manufacturing Co Ltd	3,500	166,908
Namco Bandai Holdings Inc	12,100	106,399
NEC Corp	88,000	228,436
NGK Spark Plug Co Ltd	27,000	335,199

See Supplemental Notes to Schedules of Investments	7	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Nippon Shokubai Co Ltd	22,000	$208,686
Nippon Steel Corp	42,000	138,829
Nippon Telegraph & Telephone Corp	17,600	716,952
Nissan Motor Co Ltd *	100,400	699,635
NTT Urban Development Corp	250	198,610
OJI Paper Co Ltd	71,000	348,109
ORIX Corp	6,970	504,940
Sharp Corp	53,000	559,078
Sony Corp	27,900	744,177
Sumitomo Mitsui Financial Group Inc	25,300	716,050
Sumitomo Realty & Development Co Ltd	21,000	356,831
Sumitomo Rubber Industries Ltd	34,200	301,642
The Furukawa Electric Co Ltd	60,000	261,773
The Kansai Electric Power Co Inc	16,900	412,161
The Tokyo Electric Power Co Inc	25,100	682,806
Tokyo Gas Co Ltd	117,000	534,122
Toppan Printing Co Ltd	35,000	276,765
Toshiba Corp *	133,000	658,825
West Japan Railway Co	85	310,834

		19,114,854

Netherlands - 1.2%

Koninklijke Philips Electronics NV	8,530	254,724
Nutreco Holding NV	3,400	182,572
Randstad Holding NV *	13,300	522,627

		959,923

New Zealand - 0.3%

Telecom Corp of New Zealand Ltd (ASX)	191,460	245,665

Norway - 0.8%

DnB Nor ASA	48,200	463,597
Petroleum Geo-Services ASA *	26,150	217,970

		681,567

Spain - 1.3%

Iberdrola SA	35,308	198,449
Telefonica SA *	45,500	842,875

		1,041,324

Sweden - 1.0%

Electrolux AB ‘B’	21,700	496,080
Telefonaktiebolaget LM Ericsson ‘B’	28,000	310,582

		806,662

Switzerland - 5.3%

Cie Financiere Richemont SA ‘A’	4,700	164,088
Credit Suisse Group AG	9,079	341,345
Nestle SA	21,242	1,024,264
Novartis AG	28,927	1,401,893
Roche Holding AG	5,400	743,265
UBS AG *	18,038	241,321
Zurich Financial Services AG	1,660	365,887

		4,282,063

United Kingdom - 24.9%

AstraZeneca PLC	29,922	1,410,696
BAE Systems PLC	126,500	588,758
Barclays PLC	217,483	868,083
BHP Billiton PLC	12,100	313,735
BP Group PLC	190,998	914,338
British Airways PLC *	127,100	369,260
British American Tobacco PLC	31,300	993,330
BT Group PLC	229,010	442,057
Charter International PLC	26,700	249,772
Cookson Group PLC *	43,200	248,323
Drax Group PLC	48,000	268,609
DSG International PLC *	397,800	145,938
FirstGroup PLC	53,500	290,407
GlaxoSmithKline PLC	42,900	728,478
HSBC Holdings PLC (LI)	91,516	836,062
Imperial Tobacco Group PLC	26,800	748,809
Inchcape PLC *	68,130	248,947
Kazakhmys PLC	19,700	289,175
Kingfisher PLC	134,000	419,763
Legal & General Group PLC	384,700	448,383
Logica PLC	214,100	347,258
Marks & Spencer Group PLC	106,800	526,140
Mitchells & Butlers PLC *	65,300	265,429
Mondi PLC	48,900	278,281
Old Mutual PLC	280,500	429,458
Premier Foods PLC *	310,100	88,465
Rentokil Initial PLC *	219,300	351,446
Rio Tinto PLC	26,400	1,159,338
Rolls-Royce Group PLC *	71,100	593,456
Rolls-Royce Group PLC ‘C’ * +	6,399,000	9,561
Royal Dutch Shell PLC ‘A’ (XAMS)	73,635	1,851,016
Tate & Lyle PLC	60,800	406,232
Thomas Cook Group PLC	93,500	247,483
TUI Travel PLC	93,400	290,585
Vodafone Group PLC	794,071	1,636,175
Xstrata PLC	64,820	848,795

		20,152,041

Total Common Stocks (Cost $88,151,256)		77,982,368

SHORT-TERM INVESTMENT - 3.4%

Money Market Fund - 3.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,766,033	2,766,033

Total Short-Term Investment (Cost $2,766,033)		2,766,033

TOTAL INVESTMENTS - 99.9% (Cost $90,917,289)		80,748,401

OTHER ASSETS & LIABILITIES, NET - 0.1%		62,095

NET ASSETS - 100.0%		$80,810,496

See Supplemental Notes to Schedules of Investments	8	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
Notes to Schedule of Investments
(a)	As of June 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Financials	20.2%
Industrials	13.0%
Consumer Discretionary	11.0%
Materials	9.3%
Energy	8.9%
Health Care	8.7%
Telecommunication Services	7.9%
Consumer Staples	7.5%
Utilities	5.4%
Information Technology	4.6%
Short-Term Investment	3.4%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	A security with a total aggregate value of $9,561 or less than 0.1% of the net assets was valued under the fair value procedures established by the Funds’ Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

			Net
	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Dow Jones EURO STOXX 50 (09/10)	14	EUR 351,540	$9,908

(d)	As of June 30, 2010, $130,261 in cash was segregated with the broker(s)/custodian for open futures contracts.

(e)	Forward foreign currency contracts outstanding as of June 30, 2010 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	CAD	371,000	09/10	$9,995
Buy	EUR	2,514,000	09/10	(26,826)
Sell	EUR	1,255,000	09/10	92,259
Sell	EUR	1,259,000	09/10	(38,005)

				$37,423

(f)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Australia	$4,545,247	$—	$4,545,247	$—
	Austria	381,389	—	381,389	—
	Belgium	387,136		387,136
	Bermuda	736,381	—	736,381	—
	Canada	2,555,737	2,555,737	—	—
	Denmark	885,348	—	885,348	—
	Finland	901,371	—	901,371	—
	France	10,518,694	—	10,518,694	—
	Germany	6,598,380	243,666	6,354,714	—
	Hong Kong	423,214	—	423,214	—
	Ireland	175,986	175,986	—	—
	Italy	2,589,386	—	2,589,386	—
	Japan	19,114,854	868,438	18,246,416	—
	Netherlands	959,923	—	959,923	—
	New Zealand	245,665	—	245,665	—
	Norway	681,567	—	681,567	—
	Spain	1,041,324	—	1,041,324	—
	Sweden	806,662	—	806,662	—
	Switzerland	4,282,063	241,321	4,040,742	—
	United Kingdom	20,152,041	—	20,142,480	9,561

		77,982,368	4,085,148	73,887,659	9,561
	Short-Term Investment	2,766,033	2,766,033	—	—
	Derivatives (1)
	Equity Contracts	9,908	9,908	—	—
	Foreign Exchange Contracts	102,254	—	102,254	—

		112,162	9,908	102,254	—

		80,860,563	6,861,089	73,989,913	9,561

Liabilities	Derivatives (1)
	Foreign Exchange Contracts	(64,831)	—	(64,831)	—

	Total	$80,795,732	$6,861,089	$73,925,082	$9,561

See Supplemental Notes to Schedules of Investments	9	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
The following is a reconciliation of investments for significant unobservable inputs (level 3) used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the 3-month period ended June 30, 2010:

Change in Net
Unrealized
Depreciation
				Total Change	Transfers		on Level 3
	Value,	Net	Total Net	in Net	In and/		Holdings Held at
	Beginning	Purchases	Realized Gains	Unrealized	or Out of	Value,	the End of Period,
	of Period	(Sales)	(Losses)	Depreciation	Level 3	End of Period	if Applicable

Common Stocks United Kingdom	$—	$9,853	$—	$(292)	$—	$9,561	$(292)

(1)	Investments in derivatives may include open futures contracts, swap contracts, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	10	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%

Consumer Discretionary - 17.4%

DISH Network Corp ‘A’	155,620	$2,824,503
McDonald’s Corp	49,150	3,237,511
News Corp ‘A’	344,521	4,120,471
Scripps Networks Interactive Inc ‘A’	38,630	1,558,334
SES SA FDR (Luxembourg)	148,670	3,091,825
Target Corp	37,830	1,860,101
The Home Depot Inc	103,960	2,918,157
Time Warner Cable Inc	57,465	2,992,777
Time Warner Inc	152,916	4,420,802

		27,024,481

Consumer Staples - 12.6%

Altria Group Inc	68,930	1,381,357
CVS Caremark Corp	61,143	1,792,713
Kimberly-Clark Corp	69,840	4,234,399
Lorillard Inc	23,270	1,674,975
Philip Morris International Inc	88,710	4,066,466
The Procter & Gamble Co	26,660	1,599,067
Unilever PLC ADR (United Kingdom)	74,300	1,986,039
Wal-Mart Stores Inc	59,220	2,846,705

		19,581,721

Energy - 12.7%

Devon Energy Corp	22,390	1,363,999
El Paso Corp	364,830	4,053,261
Exxon Mobil Corp	56,010	3,196,491
Halliburton Co	87,440	2,146,652
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	34,130	1,714,009
Suncor Energy Inc (Canada)	79,530	2,341,363
Total SA ADR (France)	88,390	3,945,730
Transocean Ltd (Switzerland) *	20,228	937,163

		19,698,668

Financials - 22.6%

American Express Co	63,030	2,502,291
Bank of America Corp	332,010	4,770,984
JPMorgan Chase & Co	143,350	5,248,043
Loews Corp	90,850	3,026,214
Marsh & McLennan Cos Inc	97,621	2,201,354
Morgan Stanley	86,706	2,012,446
State Street Corp	37,420	1,265,544
The Bank of New York Mellon Corp	49,042	1,210,847
The Charles Schwab Corp	119,549	1,695,205
The Chubb Corp	39,520	1,976,395
The Progressive Corp	84,709	1,585,752
The Travelers Cos Inc	53,600	2,639,800
Wells Fargo & Co	191,522	4,902,963

		35,037,838

Health Care - 8.5%

Abbott Laboratories	40,230	1,881,959
Johnson & Johnson	51,430	3,037,456
Merck & Co Inc	50,440	1,763,887
Novartis AG ADR (Switzerland)	52,220	2,523,270
Pfizer Inc	88,180	1,257,447
Roche Holding AG (Switzerland)	9,750	1,342,007
WellPoint Inc *	29,070	1,422,395

		13,228,421

Industrials - 7.5%

General Electric Co	205,420	2,962,156
Honeywell International Inc	64,002	2,497,998
Raytheon Co	59,650	2,886,464
United Technologies Corp	50,100	3,251,991

		11,598,609

Information Technology - 5.4%

Hewlett-Packard Co	58,474	2,530,755
International Business Machines Corp	27,770	3,429,040
Microsoft Corp	106,960	2,461,150

		8,420,945

Materials - 1.7%

Air Products & Chemicals Inc	40,790	2,643,600

Telecommunication Services - 4.5%

AT&T Inc	86,157	2,084,138
CenturyLink Inc	83,220	2,772,058
Verizon Communications Inc	79,640	2,231,513

		7,087,709

Utilities - 2.1%

Sempra Energy	68,880	3,222,895

Total Common Stocks (Cost $149,645,475)		147,544,887

SHORT-TERM INVESTMENT - 4.4%

Money Market Fund - 4.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,786,946	6,786,946

Total Short-Term Investment (Cost $6,786,946)		6,786,946

TOTAL INVESTMENTS - 99.4% (Cost $156,432,421)		154,331,833

OTHER ASSETS & LIABILITIES, NET - 0.6%		945,849

NET ASSETS - 100.0%		$155,277,682

See Supplemental Notes to Schedules of Investments	11	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Consumer Discretionary	$27,024,481	$23,932,656	$3,091,825	$—
	Consumer Staples	19,581,721	19,581,721	—	—
	Energy	19,698,668	19,698,668	—	—
	Financials	35,037,838	35,037,838	—	—
	Health Care	13,228,421	11,886,414	1,342,007	—
	Industrials	11,598,609	11,598,609	—	—
	Information Technology	8,420,945	8,420,945	—	—
	Materials	2,643,600	2,643,600	—	—
	Telecommunication Services	7,087,709	7,087,709	—	—
	Utilities	3,222,895	3,222,895	—	—

		147,544,887	143,111,055	4,433,832	—
	Short-Term Investment	6,786,946	6,786,946	—	—

	Total	$154,331,833	$149,898,001	$4,433,832	$—

See Supplemental Notes to Schedules of Investments	12	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 35.1%

Consumer Discretionary - 1.5%

Cox Communications Inc 7.125% due 10/01/12	$325,000	$361,377
Reed Elsevier Capital Inc 4.625% due 06/15/12	500,000	525,515
Time Warner Cable Inc 5.400% due 07/02/12	381,000	407,230

		1,294,122

Consumer Staples - 2.4%

Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	250,000	256,834
7.200% due 01/15/14 ~	175,000	201,386
General Mills Inc 6.000% due 02/15/12	200,000	215,608
Kellogg Co 5.125% due 12/03/12	300,000	326,130
Kraft Foods Inc
6.000% due 02/11/13	75,000	82,755
6.250% due 06/01/12	250,000	272,668
Philip Morris International Inc 6.875% due 03/17/14	325,000	376,377
The Kroger Co 6.750% due 04/15/12	100,000	108,961
Wal-Mart Stores Inc 3.200% due 05/15/14	250,000	263,859

		2,104,578

Energy - 1.3%

Enterprise Products Operating LLC
4.600% due 08/01/12	150,000	156,990
6.375% due 02/01/13	100,000	108,755
7.625% due 02/15/12	100,000	108,405
Williams Partners LP 3.800% due 02/15/15 ~	325,000	327,591
XTO Energy Inc
5.900% due 08/01/12	100,000	109,359
7.500% due 04/15/12	300,000	334,232

		1,145,332

Financials - 22.9%

Banco Bilbao Vizcaya Argentaria 2.450% due 06/22/12	2,400,000	2,458,003
Bank of America Corp
0.738% due 06/22/12 §	1,200,000	1,209,002
2.100% due 04/30/12	1,000,000	1,024,700
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.600% due 01/22/13 ~	125,000	127,157
BB&T Corp 3.850% due 07/27/12	250,000	260,801
BRFkredit AS (Denmark) 2.050% due 04/15/13 ~	800,000	815,151
Citigroup Funding Inc 2.125% due 07/12/12	1,000,000	1,026,633
Citigroup Inc 2.125% due 04/30/12	2,300,000	2,357,845
Commonwealth Bank of Australia (Australia) 2.500% due 12/10/12 ~	100,000	102,699
Danske Bank A/S (Denmark) 1.334% due 08/23/10 §	200,000	200,044
General Electric Capital Corp 2.000% due 09/28/12	800,000	819,726
General Motors Acceptance Corp LLC
1.750% due 10/30/12	1,600,000	1,629,054
2.200% due 12/19/12	500,000	514,100
HSBC Finance Corp
0.584% due 08/09/11 §	100,000	99,121
0.586% due 04/24/12 §	250,000	244,000
Kreditanstalt fuer Wiederaufbau (Germany)
1.875% due 01/14/13	500,000	507,460
3.750% due 06/27/11	800,000	823,119
Lloyds TSB Bank PLC (United Kingdom) 4.375% due 01/12/15 ~	150,000	144,723
Metropolitan Life Global Funding I 2.500% due 01/11/13 ~	525,000	531,404
PNC Funding Corp 1.875% due 06/22/11	600,000	607,749
Prudential Financial Inc 2.750% due 01/14/13	325,000	326,864
Rabobank Nederland NV (Netherlands) 4.200% due 05/13/14 ~	150,000	159,466
Reinsurance Group of America Inc 6.750% due 12/15/11	175,000	185,488
Simon Property Group LP 4.200% due 02/01/15	275,000	282,999
Sovereign Bank 5.125% due 03/15/13	350,000	355,003
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	175,000	176,832
Sun Life Financial Global Funding LP 0.542% due 10/06/13 § ~	375,000	364,047
Suncorp-Metway Ltd (Australia) 1.553% due 04/15/11 § ~	900,000	908,230
The Bear Stearns Cos Inc LLC 6.950% due 08/10/12	500,000	548,812
US Central Federal Credit Union
1.250% due 10/19/11	500,000	504,217
1.900% due 10/19/12	300,000	306,429
Wachovia Corp 5.500% due 05/01/13	475,000	516,011
Waddell & Reed Financial Inc 5.600% due 01/15/11	150,000	153,396
WEA Finance LLC 5.400% due 10/01/12 ~	75,000	79,550
Western Corporate Federal Credit Union 1.750% due 11/02/12	200,000	203,495

		20,573,330

Health Care - 1.5%

Express Scripts Inc 5.250% due 06/15/12	225,000	240,530
Merck & Co Inc 1.875% due 06/30/11	125,000	126,210
Novartis Capital Corp 1.900% due 04/24/13	400,000	406,442
Roche Holdings Inc 5.000% due 03/01/14 ~	225,000	249,827
St Jude Medical Inc 2.200% due 09/15/13	350,000	354,777

		1,377,786

Industrials - 0.1%

CSX Corp 6.750% due 03/15/11	100,000	103,604

Information Technology - 0.8%

Fiserv Inc 6.125% due 11/20/12	350,000	384,083
Hewlett-Packard Co 2.250% due 05/27/11	350,000	354,919

		739,002

See Supplemental Notes to Schedules of Investments	13	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
Telecommunication Services - 3.3%

Comcast Cable Communications Holdings Inc 8.375% due 03/15/13	$150,000	$173,849
Rogers Communications Inc (Canada)
5.500% due 03/15/14	50,000	55,275
6.250% due 06/15/13	50,000	55,734
6.375% due 03/01/14	125,000	142,085
7.875% due 05/01/12	150,000	166,870
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	375,000	387,764
Telefonica Emisiones Sau (Spain) 5.855% due 02/04/13	450,000	484,507
Verizon Wireless Capital LLC
3.750% due 05/20/11	775,000	794,011
7.375% due 11/15/13	100,000	117,364
Vodafone Group PLC (United Kingdom) 5.350% due 02/27/12	550,000	580,165

		2,957,624

Utilities - 1.3%

CenterPoint Energy Resources Corp 7.875% due 04/01/13	75,000	86,018
Duke Energy Corp 6.300% due 02/01/14	225,000	253,526
Enel Finance International SA (Luxembourg) 5.700% due 01/15/13 ~ Δ	250,000	266,596
FirstEnergy Corp 6.450% due 11/15/11	5,000	5,283
MidAmerican Energy Holdings Co 5.000% due 02/15/14	250,000	269,994
Progress Energy Inc 6.050% due 03/15/14	150,000	167,201
Southern Co 0.705% due 10/21/11 §	125,000	125,565

		1,174,183

Total Corporate Bonds & Notes (Cost $30,909,341)		31,469,561

MORTGAGE-BACKED SECURITIES - 8.7%

Collateralized Mortgage Obligations - Residential - 2.9%

Citimortgage Alternative Loan Trust 6.000% due 12/25/36 “	537,082	392,512
Fannie Mae 5.000% due 08/25/19 “	1,036,654	1,112,769
Freddie Mac 4.500% due 07/15/22 “	761,167	804,343
Structured Adjustable Rate Mortgage Loan Trust 2.622% due 11/25/34 “ §	320,908	279,820

		2,589,444

Fannie Mae - 4.5%

2.708% due 09/01/34 “ §	1,160,088	1,207,781
4.500% due 06/01/13 “	49,602	50,903
4.500% due 09/01/20 “	62,745	66,860
4.500% due 06/01/23 “	596,406	631,137
5.000% due 01/01/20 “	8,769	9,417
6.000% due 10/01/21 “	1,562,966	1,704,060
6.000% due 03/01/36 “	79,501	86,537
6.000% due 11/01/36 “	228,226	248,424

		4,005,119

Freddie Mac - 1.3%

5.000% due 11/01/16 “	5,949	6,388
5.000% due 10/01/17 “	6,139	6,596
5.000% due 10/01/17 “	47,626	51,119
5.000% due 11/01/17 “	6,603	7,095
5.000% due 11/01/17 “	6,881	7,394
5.000% due 11/01/17 “	5,374	5,774
5.000% due 11/01/17 “	6,901	7,415
5.000% due 11/01/17 “	10,445	11,222
5.000% due 11/01/17 “	8,291	8,908
5.000% due 11/01/17 “	11,566	12,427
5.000% due 11/01/17 “	118,762	127,505
5.000% due 12/01/17 “	8,377	9,001
5.000% due 12/01/17 “	9,808	10,538
5.000% due 12/01/17 “	5,522	5,933
5.000% due 12/01/17 “	6,023	6,471
5.000% due 12/01/17 “	9,026	9,697
5.000% due 12/01/17 “	10,515	11,298
5.000% due 12/01/17 “	10,999	11,818
5.000% due 01/01/18 “	194,512	208,945
5.000% due 02/01/18 “	153,769	165,225
5.000% due 04/01/18 “	5,390	5,791
5.000% due 10/01/39 “	96,118	101,784
5.000% due 10/01/39 “	195,465	206,987
5.500% due 01/01/20 “	51,852	56,312
5.500% due 01/01/20 “	37,134	40,328
5.500% due 05/01/20 “	38,556	41,873
5.500% due 07/01/20 “	33,694	36,592

		1,180,436

Total Mortgage-Backed Securities (Cost $7,736,672)		7,774,999

ASSET-BACKED SECURITIES - 6.5%

Bank of America Auto Trust 1.670% due 12/15/13 “ ~ Δ	500,000	504,412
Chase Issuance Trust 4.960% due 09/17/12 “	1,000,000	1,009,035
College Loan Corp Trust
0.416% due 07/25/24 “ §	1,000,000	994,973
0.476% due 04/25/21 “ §	1,000,000	997,603
Collegiate Funding Services Education Loan Trust I 0.627% due 12/28/21 “ §	482,203	475,244
Ford Credit Auto Owner Trust 1.510% due 01/15/14 “	600,000	603,684
SLM Student Loan Trust
0.346% due 07/25/18 “ §	1,000,000	995,351
0.716% due 10/27/14 “ §	241,249	241,529

Total Asset-Backed Securities (Cost $5,794,464)		5,821,831

U.S. GOVERNMENT AGENCY ISSUES - 10.9%

Fannie Mae
2.050% due 04/26/13	1,500,000	1,516,365
4.680% due 06/15/11	1,800,000	1,871,543
Federal Home Loan Bank
0.214% due 08/01/11 §	800,000	799,706
0.268% due 10/13/11 §	3,000,000	3,002,634
3.125% due 06/10/11 ‡	2,500,000	2,556,992

Total U.S. Government Agency Issues (Cost $9,596,904)		9,747,240

See Supplemental Notes to Schedules of Investments	14	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 34.3%

U.S. Treasury Bonds - 0.2%

4.375% due 11/15/39	$100,000	$108,250
4.625% due 02/15/40	100,000	112,719

		220,969

U.S. Treasury Notes - 34.1%

0.625% due 06/30/12	5,300,000	5,302,046
0.750% due 05/31/12	4,600,000	4,614,752
0.875% due 01/31/12	4,200,000	4,223,461
1.000% due 03/31/12	3,500,000	3,527,601
1.000% due 04/30/12	9,300,000	9,372,698
1.375% due 03/15/13	1,100,000	1,114,616
1.500% due 12/31/13	2,200,000	2,219,422
1.875% due 06/30/15	200,000	200,891

		30,575,487

Total U.S. Treasury Obligations (Cost $30,626,175)		30,796,456

Shares
SHORT-TERM INVESTMENTS - 4.4%

Money Market Fund - 0.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	575,746	575,746

	Principal
	Amount
Repurchase Agreement - 3.8%

Bank of America Corp 0.050% due 07/01/10 (Dated 06/30/10, repurchase price of $3,400,005, collateralized by Government National Mortgage Association: 5.000% due 11/20/39 and value $3,468,000)	$3,400,000	3,400,000

Total Short-Term Investments (Cost $3,975,746)		3,975,746

TOTAL INVESTMENTS - 99.9% (Cost $88,639,302)		89,585,833

OTHER ASSETS & LIABILITIES, NET - 0.1%		95,057

NET ASSETS - 100.0%		$89,680,890

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Open futures Contracts outstanding as of June 30, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (09/10)	4	$4,000,000	$(660)
Eurodollar (12/10)	4	4,000,000	990
U.S. Treasury 2-Year Notes (09/10)	75	15,000,000	67,795

Short Futures Outstanding
Eurodollar (03/11)	3	3,000,000	(2,820)
Eurodollar (06/11)	3	3,000,000	(4,882)
Eurodollar (09/11)	4	4,000,000	(8,710)
Eurodollar (12/11)	4	4,000,000	(10,160)
U.S. Treasury 5-Year Notes (09/10)	9	900,000	(1,483)
U.S. Treasury 10-Year Notes (09/10)	20	2,000,000	(42,050)
U.S. Treasury 30-Year Bonds (09/10)	3	300,000	(14,772)

			$(16,752)

(c)	0.9% of the Fund’s net assets were reported illiquid by the portfolio manager or adviser under the Funds’ policy.

(d)	As of June 30, 2010, securities with a total aggregate value of $337,523 were fully or partially segregated with the broker(s)/ custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	15	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$31,469,561	$—	$31,469,561	$—
	Mortgage-Backed Securities	7,774,999	—	7,774,999	—
	Asset-Backed Securities	5,821,831	—	5,821,831	—
	U.S. Government Agency Issues	9,747,240	—	9,747,240	—
	U.S. Treasury Obligations	30,796,456	—	30,796,456	—
	Short-Term Investments	3,975,746	575,746	3,400,000	—
	Derivatives (1)
	Interest Rate Contracts	68,785	68,785	—	—

		89,654,618	644,531	89,010,087	—

Liabilities	Derivatives (1)
	Interest Rate Contracts	(85,537)	(85,537)	—	—

	Total	$89,569,081	$558,994	$89,010,087	$—

(1)	Investments in derivatives may include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	16	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.8%

Materials - 0.8%

LyondellBasell Industries NV ‘A’ (Netherlands) *	15,835	$255,735
LyondellBasell Industries NV ‘B’ (Netherlands) *	14,516	234,433

		490,168

Total Common Stocks (Cost $567,059)		490,168

	Principal
	Amount
CORPORATE BONDS & NOTES - 1.7%

Materials - 1.7%

Lyondell Chemical Co 11.000% due 05/01/18	$908,657	979,078

Total Corporate Bonds & Notes (Cost $942,585)		979,078

SENIOR LOAN NOTES - 89.5%

Consumer Discretionary - 32.2%

Asurion Corp (1st Lien) 3.361% due 07/03/14 §	496,250	471,083
Burlington Coat Factory Warehouse Corp 2.666% due 05/28/13 §	989,549	924,875
Catalina Marketing Corp (Initial Term Loan) 3.097% due 10/01/14 §	952,169	902,180
Cengage Learning Acquisitions Inc 3.030% due 07/03/14 §	1,488,540	1,289,634
Charter Communications Operating LLC Term B-1 2.300% due 03/06/14 §	997,442	926,926
Cumulus Media Inc (Replacement Term Loan) 4.347% due 06/11/14 §	1,040,258	920,628
Dana Holding Corp (Advance) 4.624% due 01/30/15 §	951,313	918,730
Dollar General Corp Tranche B-1 3.093% due 07/07/14 §	426,848	410,307
DSW Holdings Inc 4.347% due 03/02/12 §	500,000	472,083
Entercom Radio LLC Term A 1.506% due 06/29/12 §	468,725	438,844
Federal-Mogul Corp
Tranche B 2.288% due 12/29/14 §	657,107	574,148
Tranche C 2.286% due 12/28/15 §	335,259	292,933
Ford Motor Co Tranche B-1 3.331% due 12/15/13 §	988,477	936,067
Guitar Center Inc 3.850% due 10/09/14 §	1,471,601	1,300,527
Harland Clarke Holding Corp Tranche B 2.874% due 06/30/14 §	554,072	478,811
Las Vegas Sands LLC
(Delayed Draw I Term Loan) 2.100% due 05/23/14 §	166,384	147,504
Tranche B 2.100% due 05/23/14 §	823,430	729,993
Metro-Goldwyn-Mayer Inc Tranche B 20.500% due 04/09/12 § Ω	1,494,825	682,014
MGM Resorts International
’A-2’ 8.000% due 02/21/14 §	65,600	52,425
’C’ 7.000% due 02/21/14 §	108,445	90,258
’D’ 6.000% due 10/03/11 §	500,000	477,084
Michaels Stores Inc
Term B-1 2.761% due 10/31/13 §	201,022	187,107
Term B-2 5.011% due 07/31/16 §	743,297	707,990
Sabre Inc (Initial Term Loan) 2.344% due 09/30/14 §	1,481,786	1,320,436
The Neiman Marcus Group Inc due 04/06/13 § ¥	375,000	352,083
The Weather Channel Holding Corp (Replacement Term Loan) 5.000% due 09/14/15 §	246,074	245,613
Univision Communications Inc (Initial Term Loan) 2.597% due 09/29/14 §	1,743,691	1,467,850
VML U.S. Finance LLC Term B
(Delayed Draw Project Loan) 5.040% due 05/25/12 §	152,202	148,370
(Funded Project Loan) 5.040% due 05/27/13 §	679,204	662,102
WideOpenWest Finance LLC Series A (New Term Loan) 6.878% due 06/30/14 §	493,773	489,247

		19,017,852

Consumer Staples - 3.4%

KIK Custom Products Inc
(1st Lien) 2.570% due 06/02/14 §	424,646	354,049
(2nd Lien) 5.316% due 12/01/14 §	500,000	298,334
(Canadian Term Loan 1st Lien) 2.570% due 06/02/14 §	72,796	60,694
Rite Aid Corp Tranche 2 2.103% due 06/04/14 §	1,494,739	1,292,576

		2,005,653

Energy - 4.0%

Big West Oil LLC due 01/30/15 § ¥	500,000	502,709
Calumet Lubricants Co LP due 01/03/15 § ¥	439,370	398,728
(Credit-Linked Letter of Credit)
4.142% due 01/03/15 §	138,437	125,632
4.436% due 01/03/15 §	583,155	529,213
Venoco Inc (2nd Lien) 4.377% due 05/07/14 §	925,034	826,517

		2,382,799

Financials - 7.6%

AGFS Funding Co 7.250% due 04/21/15 §	750,000	731,250
First Data Corp Tranche B-1 (Initial Term Loan) due 09/24/14 § ¥	498,718	420,655
3.094% due 09/24/14 §	780,149	658,034

See Supplemental Notes to Schedules of Investments	17	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
HUB International Ltd
(Delayed Draw Term Loan) 3.033% due 06/13/14 §	$179,135	$160,326
(Initial Term Loan) 3.033% due 06/13/14 §	796,938	713,260
Nuveen Investments Inc (1st Lien) 3.446% due 11/13/14 §	1,500,000	1,263,984
Spirit Finance Corp 3.344% due 08/01/13 §	660,000	552,750

		4,500,259

Health Care - 6.1%

CHS/Community Health Systems Inc
(Delayed Draw Term Loan) 2.788% due 07/25/14 §	24,270	22,695
(Funded Term Loan) 2.788% due 07/25/14 §	473,038	442,350
HCA Inc Tranche B-1 2.540% due 11/18/13 §	1,581,925	1,495,368
IMS Health Inc Tranche B (Dollar Term Loan) 5.250% due 02/26/16 §	495,120	492,593
MultiPlan Inc (Incremental Term D Loan) 6.000% due 04/12/13 §	420,635	419,759
Warner Chilcott Co LLC
Term A 5.500% due 10/30/14 §	322,034	321,873
Term B-1 5.750% due 04/30/15 §	151,738	151,566
Term B-2 5.750% due 04/30/15 §	252,672	252,385

		3,598,589

Industrials - 6.2%

AWAS Capital Inc (1st Lien) 2.313% due 03/25/13 §	311,166	291,459
Brand Energy & Infrastructure Services Inc (2nd Lien) 6.450% due 02/07/15 §	500,000	447,500
Delta Air Lines Inc
8.750% due 09/27/13 §	496,250	499,869
(2nd Lien) 3.548% due 04/30/14 §	497,436	445,827
Hawker Beechcraft Acquisition Co LLC
2.397% due 03/26/14 §	940,287	762,677
(Facility Deposit) 2.533% due 03/26/14 §	56,070	45,479
US Airways Group Inc 2.813% due 03/21/14 §	1,493,151	1,192,654

		3,685,465

Information Technology - 10.6%

Brocade Communication Systems Inc (Borrowing) 7.000% due 10/07/13 §	200,846	201,704
CCS Inc 3.347% due 11/14/14 §	1,489,822	1,236,552
CDW Corp 4.350% due 10/10/14 §	1,490,996	1,308,349
Freescale Semiconductor Inc (Extended Maturity Term Loan) due 12/01/16 § ¥	1,000,000	880,313
Kronos Inc (2nd Lien) 6.283% due 06/11/15 §	500,000	467,500
RedPrairie Corp 6.000% due 03/24/16 §	498,750	495,633
SSI Investments II Ltd 6.500% due 05/30/17 §	500,000	499,219
SunGard Data Systems Inc Tranche B 4.003% due 02/28/16 §	735,191	703,683
Vertafore Inc Term B-2 (Original Term Loan) 5.500% due 07/31/14 §	493,622	483,750

		6,276,703

Materials - 5.2%

Consolidated Container Co LLC (2nd Lien) 5.875% due 09/28/14 §	500,000	433,750
Nalco Co 6.500% due 05/13/16 §	495,000	495,980
Smurfit-Stone Container Enterprises Inc 6.750% due 02/22/16 §	500,000	500,000
Solutia Inc 4.750% due 03/17/17 §	249,375	249,491
TPC Group LLC
Term B 2.875% due 06/27/13 §	161,652	152,357
(Incremental Term Loan) 2.875% due 06/27/13 §	823,259	775,921
W.R. Grace & Co
(5 Year Revolver) 5.250% due 05/16/03 § Ω	142,857	246,428
(Revolving Credit Loan) 5.250% due 05/03/00 § Ω	142,857	246,429

		3,100,356

Telecommunication Services - 7.2%

Avaya Inc Term B-1 3.260% due 10/24/14 §	992,303	851,313
Digicel International Finance Limited
(Non Rollover) 3.063% due 03/30/12 §	733,362	707,694
Tranche A-T&T 3.063% due 09/30/12 §	400,012	386,011
Fairpoint Communications Inc
Term B
due 03/31/15 § ¥	789,474	556,415
5.000% due 03/31/15 § Ω	500,000	352,396
Level 3 Financing Inc Tranche A 2.548% due 03/13/14 §	1,000,000	889,167
U.S. Telepacific Corp (Advance) 9.250% due 08/17/15 §	498,750	499,218

		4,242,214

Utilities - 7.0%

Calpine Corp (1st Priority)
due 03/29/14 § ¥	875,000	867,500
3.165% due 03/29/14 §	147,624	135,424
Coleto Creek Power LP (2nd Lien) 4.347% due 06/28/13 §	960,000	770,400
Dynegy Holdings Inc
(Facility Term Loan) 4.100% due 04/02/13 §	1,388,246	1,300,180
(Tranche B) 4.100% due 04/02/13 §	111,182	104,129
Texas Competitive Electric Holdings Co LLC Tranche B2 (Initial Term Loan) 3.975% due 10/10/14 §	1,273,804	945,003

		4,122,636

Total Senior Loan Notes (Cost $53,715,802)		52,932,526

See Supplemental Notes to Schedules of Investments	18	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 13.0%

Money Market Fund - 13.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,685,036	$7,685,036

Total Short-Term Investment (Cost $7,685,036)		7,685,036

TOTAL INVESTMENTS - 105.0% (Cost $62,910,482)		62,086,808

OTHER ASSETS & LIABILITIES, NET - (5.0%)		(2,941,483)

NET ASSETS - 100.0%		$59,145,325

Notes to Schedule of Investments
(a)	Senior loan notes with a total aggregate value of $1,527,267 or 2.6% of the net assets were in default as of June 30, 2010.

(b)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment of $197,711 or 0.3% of the net assets as of June 30, 2010, which could be extended at the option of the borrower:

	Unfunded
	Loan		Unrealized
Borrower	Commitment	Value	Depreciation

MGM Resorts International A-2	$197,711	$180,576	$(17,135)

(c)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$490,168	$490,168	$—	$—
	Corporate Bonds & Notes	979,078	—	979,078	—
	Senior Loan Notes	52,932,526	—	52,932,526	—
	Short-Term Investment	7,685,036	7,685,036	—	—
	Unfunded Loan Commitment	180,576	—	180,576	—

	Total	$62,267,384	$8,175,204	$54,092,180	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	19	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 15.1%

Comcast Corp ‘A’	336,495	$5,844,918
DIRECTV ‘A’ *	26,984	915,297
J.C. Penney Co Inc	21,900	470,412
Lowe’s Cos Inc	58,956	1,203,882
Macy’s Inc	18,173	325,297
News Corp ‘B’	94,500	1,308,825
Target Corp	8,300	408,111
The Home Depot Inc	39,800	1,117,186
Time Warner Cable Inc	37,478	1,951,854
Time Warner Inc	46,833	1,353,942
Viacom Inc ‘B’	104,220	3,269,381

		18,169,105

Consumer Staples - 11.1%

Altria Group Inc	46,514	932,141
Avon Products Inc	25,006	662,659
CVS Caremark Corp	51,839	1,519,919
Kraft Foods Inc ‘A’	103,369	2,894,332
PepsiCo Inc	6,587	401,478
Philip Morris International Inc	26,916	1,233,829
The Coca-Cola Co	19,900	997,388
The Procter & Gamble Co	9,986	598,960
Unilever NV ‘NY’ (Netherlands)	67,896	1,854,919
Wal-Mart Stores Inc	48,418	2,327,453

		13,423,078

Energy - 8.0%

Anadarko Petroleum Corp	10,251	369,959
BP PLC ADR (United Kingdom)	17,847	515,421
Chevron Corp	34,631	2,350,060
ConocoPhillips	37,817	1,856,437
Halliburton Co	72,341	1,775,972
Noble Corp (Switzerland)	14,510	448,504
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	34,390	1,727,066
Total SA ADR (France)	14,000	624,960

		9,668,379

Financials - 24.6%

Aflac Inc	14,766	630,065
Bank of America Corp	203,320	2,921,708
Berkshire Hathaway Inc ‘B’ *	16,700	1,330,823
Citigroup Inc *	326,334	1,227,016
JPMorgan Chase & Co	104,315	3,818,972
MetLife Inc	49,821	1,881,241
State Street Corp	13,280	449,130
The Bank of New York Mellon Corp	100,320	2,476,901
The Chubb Corp	120,785	6,040,458
The Goldman Sachs Group Inc	8,286	1,087,703
The PNC Financial Services Group Inc	32,825	1,854,613
The Travelers Cos Inc	61,066	3,007,501
Torchmark Corp	18,590	920,391
U.S. Bancorp	42,810	956,804
Wells Fargo & Co	42,200	1,080,320

		29,683,646

Health Care - 13.5%

Abbott Laboratories	23,231	1,086,746
Boston Scientific Corp *	63,800	370,040
Bristol-Myers Squibb Co	118,104	2,945,514
Cardinal Health Inc	59,320	1,993,745
Eli Lilly & Co	16,447	550,974
GlaxoSmithKline PLC ADR (United Kingdom)	18,485	628,675
Merck & Co Inc	59,630	2,085,261
Pfizer Inc	233,339	3,327,414
Roche Holding AG ADR (Switzerland)	26,770	918,211
UnitedHealth Group Inc	54,172	1,538,485
WellPoint Inc *	17,953	878,440

		16,323,505

Industrials - 5.6%

Emerson Electric Co	19,100	834,479
General Electric Co	117,275	1,691,105
Honeywell International Inc	29,000	1,131,870
Ingersoll-Rand PLC (Ireland)	38,136	1,315,311
Textron Inc	7,665	130,075
Tyco International Ltd (Switzerland)	45,500	1,602,965

		6,705,805

Information Technology - 9.8%

Accenture PLC ‘A’ (Ireland)	18,591	718,542
Cisco Systems Inc *	53,900	1,148,609
Dell Inc *	63,207	762,276
eBay Inc *	155,517	3,049,688
Hewlett-Packard Co	29,734	1,286,888
Intel Corp	101,235	1,969,021
KLA-Tencor Corp	20,000	557,600
Microsoft Corp	13,400	308,334
The Western Union Co	21,400	319,074
Yahoo! Inc *	123,929	1,713,938

		11,833,970

Materials - 3.8%

Alcoa Inc	72,755	731,915
E.I. du Pont de Nemours & Co	17,632	609,891
International Paper Co	140,188	3,172,454

		4,514,260

Telecommunication Services - 3.4%

AT&T Inc	51,100	1,236,109
Verizon Communications Inc	62,800	1,759,656
Vodafone Group PLC ADR (United Kingdom)	51,946	1,073,724

		4,069,489

Utilities - 0.8%

American Electric Power Co Inc	17,634	569,578
Sempra Energy	8,712	407,634

		977,212

Total Common Stocks (Cost $113,963,505)		115,368,449

SHORT-TERM INVESTMENTS - 7.3%

Money Market Fund - 0.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	580,432	580,432

See Supplemental Notes to Schedules of Investments	20	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
U.S. Government Agency Issue - 6.8%

Tennessee Valley Authority 0.010% due 07/01/10	$8,200,000	$8,200,000

Total Short-Term Investments (Cost $8,780,432)		8,780,432

TOTAL INVESTMENTS - 103.0% (Cost $122,743,937)		124,148,881

OTHER ASSETS & LIABILITIES, NET - (3.0%)		(3,566,347)

NET ASSETS - 100.0%		$120,582,534

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$115,368,449	$115,368,449	$—	$—
	Short-Term Investments	8,780,432	580,432	8,200,000	—

	Total	$124,148,881	$115,948,881	$8,200,000	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	21	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%

Energy - 0.5%

Petroleo Brasileiro SA ADR (Brazil)	13,980	$416,604

Total Preferred Stocks (Cost $488,510)		416,604

COMMON STOCKS - 88.2%

Consumer Discretionary - 5.9%

CBS Corp ‘B’	58,675	758,668
Crown Ltd (Australia)	89,069	577,422
Kohl’s Corp *	9,185	436,288
Lamar Advertising Co ‘A’ *	10,050	246,426
Limited Brands Inc	27,380	604,277
McDonald’s Corp	12,488	822,585
The Home Depot Inc	32,960	925,187
The Walt Disney Co	18,435	580,703

		4,951,556

Consumer Staples - 10.6%

Anheuser-Busch InBev NV (Belgium)	84,582	4,066,819
Anheuser-Busch InBev NV Strip VVPR (Belgium) *	110,992	407
Coca-Cola Enterprises Inc	15,485	400,442
Colgate-Palmolive Co	13,370	1,053,021
Diageo PLC (United Kingdom)	56,101	881,228
General Mills Inc	7,125	253,080
Philip Morris International Inc	18,105	829,933
Tesco PLC (United Kingdom)	116,915	659,565
Walgreen Co	28,565	762,686

		8,907,181

Energy - 7.4%

Apache Corp	8,960	754,343
BG Group PLC (United Kingdom)	24,531	364,845
EOG Resources Inc	22,180	2,181,847
Occidental Petroleum Corp	37,420	2,886,953

		6,187,988

Financials - 6.6%

ACE Ltd (Switzerland)	8,585	441,956
Bank of America Corp	50,429	724,665
CME Group Inc ‘A’	2,010	565,915
ICICI Bank Ltd ADR (India)	14,265	515,537
JPMorgan Chase & Co	27,113	992,607
Morgan Stanley	11,375	264,014
Prudential PLC (United Kingdom)	40,461	305,181
T. Rowe Price Group Inc	20,260	899,341
The Goldman Sachs Group Inc	6,625	869,664

		5,578,880

Health Care - 11.2%

Abbott Laboratories	13,800	645,564
Baxter International Inc	753	30,602
Bristol-Myers Squibb Co	65,665	1,637,685
Celgene Corp *	54,070	2,747,838
Covidien PLC (Ireland)	50,335	2,022,460
Genzyme Corp *	8,960	454,899
Gilead Sciences Inc *	26,885	921,618
Medco Health Solutions Inc *	5,730	315,608
St. Jude Medical Inc *	17,198	620,676

		9,396,950

Industrials - 9.6%

C.H. Robinson Worldwide Inc	12,495	695,472
Canadian National Railway Co (Canada)	18,006	1,033,184
Danaher Corp	33,540	1,245,005
Emerson Electric Co	19,520	852,829
Expeditors International of Washington Inc	16,675	575,454
Illinois Tool Works Inc	7,830	323,223
Precision Castparts Corp	8,975	923,707
Tyco International Ltd (Switzerland)	43,105	1,518,589
United Parcel Service Inc ‘B’	7,715	438,906
United Technologies Corp	6,770	439,441

		8,045,810

Information Technology - 28.1%

Amphenol Corp ‘A’	19,268	756,847
Apple Inc *	16,810	4,228,219
Cisco Systems Inc *	174,645	3,721,685
Corning Inc	31,635	510,905
eBay Inc *	97,020	1,902,562
Global Payments Inc	6,820	249,203
Google Inc ‘A’ *	3,615	1,608,494
International Business Machines Corp	26,765	3,304,942
Marvell Technology Group Ltd (Bermuda) *	77,370	1,219,351
Microsoft Corp	26,445	608,499
Motorola Inc *	44,695	291,411
Oracle Corp	103,645	2,224,222
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	379,453	709,214
Texas Instruments Inc	29,729	692,091
Tyco Electronics Ltd (Switzerland)	15,035	381,588
Yahoo! Inc *	83,110	1,149,411

		23,558,644

Materials - 4.7%

Agnico-Eagle Mines Ltd (Canada)	5,370	326,389
Newmont Mining Corp	19,415	1,198,682
Nucor Corp	17,960	687,509
Potash Corp of Saskatchewan Inc (Canada)	8,850	763,224
Praxair Inc	12,790	971,912

		3,947,716

Telecommunication Services - 4.1%

Crown Castle International Corp *	91,755	3,418,791

Total Common Stocks (Cost $66,510,012)		73,993,516

Principal
Amount
SHORT-TERM INVESTMENTS - 10.5%

U.S. Government Agency Issue - 10.4%

Federal Home Loan Bank 0.001% due 07/01/10	$8,700,000	8,700,000

See Supplemental Notes to Schedules of Investments	22	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	70,095	$70,095

Total Short-Term Investments (Cost $8,770,095)		8,770,095

TOTAL INVESTMENTS - 99.2% (Cost $75,768,617)		83,180,215

OTHER ASSETS & LIABILITIES, NET - 0.8%		668,061

NET ASSETS - 100.0%		$83,848,276

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Forward foreign currency contracts outstanding as of June 30, 2010 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	AUD	75,000	07/10	$234
Sell	AUD	168,000	08/10	(696)
Sell	EUR	330,000	07/10	1,090
Sell	EUR	1,685,000	08/10	18,932
Sell	GBP	510,000	07/10	(18,496)
Buy	GBP	200,000	08/10	8,766
Buy	GBP	80,000	08/10	(65)
Sell	GBP	786,000	08/10	(15,967)

				$(6,202)

(c)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Preferred Stocks (1)	$416,604	$416,604	$—	$—
	Common Stocks
	Consumer Discretionary	4,951,556	4,374,134	577,422	—
	Consumer Staples	8,907,181	3,299,569	5,607,612	—
	Energy	6,187,988	5,823,143	364,845	—
	Financials	5,578,880	5,273,699	305,181	—
	Health Care	9,396,950	9,396,950	—	—
	Industrials	8,045,810	8,045,810	—	—
	Information Technology	23,558,644	22,849,430	709,214	—
	Materials	3,947,716	3,947,716	—	—
	Telecommunication Services	3,418,791	3,418,791	—	—

		73,993,516	66,429,242	7,564,274	—
	Short-Term Investments	8,770,095	70,095	8,700,000	—
	Derivatives (2)
	Foreign Exchange Contracts	29,022	—	29,022	—

		83,209,237	66,915,941	16,293,296	—

Liabilities	Derivatives (2)
	Foreign Exchange Contracts	(35,224)	—	(35,224)	—

	Total	$83,174,013	$66,915,941	$16,258,072	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

(2)	Investments in derivatives may include open futures contracts, swap contracts, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	23	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * Δ +	191,233	$573,700

Total Convertible Preferred Stocks (Cost $573,699)		573,700

COMMON STOCKS - 96.0%

Consumer Discretionary - 17.0%

AutoZone Inc *	9,250	1,787,285
Burger King Holdings Inc	85,950	1,447,398
Cablevision Systems Corp ‘A’	32,300	775,523
Darden Restaurants Inc	18,200	707,070
Family Dollar Stores Inc	37,000	1,394,530
J.C. Penney Co Inc	53,600	1,151,328
Mattel Inc	146,300	3,095,708
Newell Rubbermaid Inc	141,500	2,071,560
Stanley Black & Decker Inc	23,600	1,192,272
The TJX Cos Inc	27,700	1,162,015
Viacom Inc ‘B’	53,700	1,684,569

		16,469,258

Consumer Staples - 7.1%

Avon Products Inc	32,300	855,950
Campbell Soup Co	24,800	888,584
McCormick & Co Inc	46,000	1,746,160
Molson Coors Brewing Co ‘B’	41,300	1,749,468
Ralcorp Holdings Inc *	29,650	1,624,820

		6,864,982

Energy - 7.1%

Arch Coal Inc	38,100	754,761
Holly Corp	48,700	1,294,446
Massey Energy Co	13,730	375,515
Noble Energy Inc	17,800	1,073,874
The Williams Cos Inc	84,470	1,544,112
Tidewater Inc	32,250	1,248,720
Valero Energy Corp	35,100	631,098

		6,922,526

Financials - 16.7%

Ameriprise Financial Inc	76,460	2,762,500
City National Corp	46,850	2,400,125
Digital Realty Trust Inc REIT	12,000	692,160
Fifth Third Bancorp	111,500	1,370,335
KeyCorp	146,600	1,127,354
NYSE Euronext	38,800	1,072,044
PartnerRe Ltd (Bermuda)	13,650	957,411
Public Storage REIT	12,150	1,068,107
RenaissanceRe Holdings Ltd (Bermuda)	28,340	1,594,692
Tanger Factory Outlet Centers Inc REIT	15,750	651,735
The Macerich Co REIT	38,700	1,444,284
UDR Inc REIT	52,950	1,012,933

		16,153,680

Health Care - 9.5%

CareFusion Corp *	64,950	1,474,365
Hospira Inc *	32,200	1,849,890
Life Technologies Corp *	24,437	1,154,648
Talecris Biotherapeutics Holdings Corp *	24,100	508,510
Teleflex Inc	24,200	1,313,576
Warner Chilcott PLC ‘A’ (Ireland) *	66,700	1,524,095
Zimmer Holdings Inc *	26,300	1,421,515

		9,246,599

Industrials - 9.8%

Corrections Corp of America *	58,250	1,111,410
Dover Corp	69,290	2,895,629
Foster Wheeler AG (Switzerland) *	30,150	634,959
Parker-Hannifin Corp	32,450	1,799,677
Republic Services Inc	36,800	1,094,064
Rockwell Collins Inc	36,100	1,917,993

		9,453,732

Information Technology - 13.6%

Analog Devices Inc	70,950	1,976,667
BMC Software Inc *	47,300	1,637,999
Fidelity National Information Services Inc	32,600	874,332
Ingram Micro Inc ‘A’ *	121,140	1,840,117
Intuit Inc *	39,950	1,389,061
Lexmark International Inc ‘A’ *	32,800	1,083,384
NetApp Inc *	31,900	1,190,189
NeuStar Inc ‘A’ *	37,400	771,188
Symantec Corp *	125,600	1,743,328
Tellabs Inc	109,500	699,705

		13,205,970

Materials - 9.5%

Air Products & Chemicals Inc	11,500	745,315
Ball Corp	66,710	3,524,289
Cliffs Natural Resources Inc	10,950	516,402
Compass Minerals International Inc	19,600	1,377,488
Eastman Chemical Co	15,200	811,072
Nucor Corp	29,050	1,112,034
Packaging Corp of America	52,550	1,157,151

		9,243,751

Utilities - 5.7%

Allegheny Energy Inc	41,650	861,322
American Electric Power Co Inc	70,400	2,273,920
Energen Corp	34,050	1,509,436
EQT Corp	24,800	896,272

		5,540,950

Total Common Stocks (Cost $86,779,681)		93,101,448

SHORT-TERM INVESTMENT - 4.9%

Money Market Fund - 4.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,729,444	4,729,444

Total Short-Term Investment (Cost $4,729,444)		4,729,444

TOTAL INVESTMENTS - 101.5% (Cost $92,082,824)		98,404,592

OTHER ASSETS & LIABILITIES, NET — (1.5%)		(1,418,945)

NET ASSETS - 100.0%		$96,985,647

See Supplemental Notes to Schedules of Investments	24	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
Notes to Schedule of Investments
(a)	0.6% of the Fund’s net assets were reported illiquid by the portfolio manager or adviser under the Funds’ policy.

(b)	A security with a total aggregate value of $573,700 or 0.6% of the net assets was valued under the fair value procedures established by the Funds’ Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$573,700	$—	$—	$573,700
	Common Stocks (1)	93,101,448	93,101,448	—	—
	Short-Term Investment	4,729,444	4,729,444	—	—

	Total	$98,404,592	$97,830,892	$—	$573,700

The following is a reconciliation of investments for significant unobservable inputs (level 3) used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the 3-month period ended June 30, 2010:

Change in Net
Unrealized
Appreciation
				Total Change			(Depreciation)
				in Net	Transfers		on Level 3
	Value,	Net	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Realized Gains	Appreciation	or Out of	Value,	the End of Period
	of Period	(Sales)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable

Convertible Preferred Stocks (1)	$573,700	$—	$—	$—	$—	$573,700	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	25	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Austria - 0.4%

Erste Group Bank AG	14,117	$447,908

Bermuda - 1.8%

Esprit Holdings Ltd	171,100	919,040
Li & Fung Ltd	215,200	962,800

		1,881,840

Brazil - 0.5%

Banco Santander Brasil SA ADR	54,280	560,712

Canada - 3.0%

Canadian National Railway Co	54,520	3,128,358

Czech Republic - 0.6%

Komercni Banka AS	3,698	592,097

France - 14.6%

Air Liquide SA	20,191	2,039,025
AXA SA	60,800	928,849
Danone SA	29,397	1,575,982
GDF Suez	20,545	584,519
Legrand SA	24,390	722,948
LVMH Moet Hennessy Louis Vuitton SA	31,470	3,425,293
Pernod-Ricard SA	20,828	1,615,531
Schneider Electric SA	30,113	3,041,419
Total SA	32,780	1,463,263

		15,396,829

Germany - 10.7%

Bayer AG	24,288	1,357,251
Beiersdorf AG	31,110	1,718,210
Deutsche Boerse AG	22,320	1,356,022
E.ON AG	25,481	685,140
Linde AG	35,800	3,764,370
MAN SE	7,298	601,663
Merck KGaA	12,640	927,257
SAP AG	20,150	896,017

		11,305,930

Hong Kong - 0.8%

CNOOC Ltd	481,000	817,545

India - 2.9%

ICICI Bank Ltd ADR	31,520	1,139,133
Infosys Technologies Ltd ADR	32,580	1,951,868

		3,091,001

Japan - 10.7%

Aeon Credit Service Co Ltd	32,300	287,668
Canon Inc	38,550	1,436,737
FANUC Ltd	11,700	1,321,194
Hirose Electric Co Ltd	4,000	366,334
HOYA Corp	89,900	1,912,863
INPEX Corp	289	1,602,942
Konica Minolta Holdings Inc	62,500	601,267
Lawson Inc	31,300	1,368,993
Nomura Holdings Inc	108,600	593,334
Shin-Etsu Chemical Co Ltd	33,900	1,576,187
Tokyo Electron Ltd	4,300	231,629

		11,299,148

Mexico - 0.3%

America Movil SAB de CV ‘L’ ADR	6,620	314,450

Netherlands - 9.5%

Akzo Nobel NV	30,360	1,577,963
Heineken NV	71,600	3,034,936
ING Groep NV CVA *	192,400	1,423,862
Randstad Holding NV *	24,610	967,057
TNT NV	52,743	1,328,446
Wolters Kluwer NV	89,190	1,710,400

		10,042,664

Singapore - 1.2%

Singapore Telecommunications Ltd	576,380	1,246,084

South Africa - 0.7%

MTN Group Ltd	56,170	736,116

South Korea - 1.4%

Samsung Electronics Co Ltd	2,401	1,505,941

Spain - 0.8%

Banco Santander SA	40,601	425,751
Red Electrica Corp SA	10,155	363,600

		789,351

Sweden - 0.7%

Svenska Cellulosa AB ‘B’	66,000	776,249

Switzerland - 14.9%

Actelion Ltd *	10,115	378,724
Cie Financiere Richemont SA ‘A’	44,151	1,541,412
Givaudan SA	1,540	1,307,973
Julius Baer Group Ltd	60,397	1,722,075
Nestle SA	96,711	4,663,292
Roche Holding AG	30,800	4,239,365
Sonova Holding AG	4,833	593,094
Swiss Reinsurance Co Ltd	16,895	694,186
UBS AG (XVTX) *	36,892	488,738

		15,628,859

Taiwan - 1.2%

Taiwan Semiconductor Manufacturing Co Ltd ADR	132,480	1,293,005

United Kingdom - 16.9%

Burberry Group PLC	76,830	867,687
Diageo PLC	158,400	2,488,130
Hays PLC	336,250	458,743
HSBC Holdings PLC (LI)	279,759	2,555,792
Ladbrokes PLC	141,687	267,746
Reckitt Benckiser Group PLC	72,644	3,378,984
Royal Dutch Shell PLC ‘A’ (LI)	59,610	1,504,320
Smiths Group PLC	76,054	1,210,841
Standard Chartered PLC	85,977	2,093,573
Tesco PLC	144,897	817,423
William Hill PLC	157,720	401,253
WPP PLC	187,618	1,767,451

		17,811,943

See Supplemental Notes to Schedules of Investments	26	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
United States - 2.2%

Synthes Inc	19,770	$2,273,162

Total Common Stocks (Cost $100,288,928)		100,939,192

	Principal
	Amount
SHORT-TERM INVESTMENTS - 3.3%

Commercial Paper - 3.3%

AT&T Inc
0.050% due 07/01/10	$1,823,000	1,823,000
HSBC USA Inc
0.100% due 07/01/10	1,606,000	1,606,000

		3,429,000

	Shares
Money Market Fund - 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	489	489

Total Short-Term Investments (Cost $3,429,489)		3,429,489

TOTAL INVESTMENTS - 99.1% (Cost $103,718,417)		104,368,681

OTHER ASSETS & LIABILITIES, NET - 0.9%		951,130

NET ASSETS - 100.0%		$105,319,811

Notes to Schedule of Investments
(a)	As of June 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	19.6%
Financials	14.5%
Industrials	12.1%
Consumer Discretionary	11.3%
Materials	10.5%
Information Technology	9.7%
Health Care	9.3%
Energy	5.1%
Short-Term Investments	3.3%
Telecommunication Services	2.2%
Utilities	1.5%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedules of Investments	27	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
(c)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Austria	$447,908	$—	$447,908	$—
	Bermuda	1,881,840	—	1,881,840	—
	Brazil	560,712	560,712	—	—
	Canada	3,128,358	3,128,358	—	—
	Czech Republic	592,097	—	592,097	—
	France	15,396,829	—	15,396,829	—
	Germany	11,305,930	2,645,467	8,660,463	—
	Hong Kong	817,545	—	817,545	—
	India	3,091,001	3,091,001	—	—
	Japan	11,299,148	—	11,299,148	—
	Mexico	314,450	314,450	—	—
	Netherlands	10,042,664	—	10,042,664	—
	Singapore	1,246,084	—	1,246,084	—
	South Africa	736,116	—	736,116	—
	South Korea	1,505,941	—	1,505,941	—
	Spain	789,351	—	789,351	—
	Sweden	776,249	—	776,249	—
	Switzerland	15,628,859	—	15,628,859	—
	Taiwan	1,293,005	1,293,005	—	—
	United Kingdom	17,811,943	—	17,811,943	—
	United States	2,273,162	—	2,273,162	—

		100,939,192	11,032,993	89,906,199	—
	Short-Term Investments	3,429,489	489	3,429,000	—

	Total	$104,368,681	$11,033,482	$93,335,199	$—

See Supplemental Notes to Schedules of Investments	28	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.6%

Health Care - 1.0%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% * Δ +	42,012	$483,978

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * Δ +	98,662	295,986

Total Convertible Preferred Stocks (Cost $776,892)		779,964

COMMON STOCKS - 93.5%

Consumer Discretionary - 25.9%

Accor SA (France) *	15,253	706,144
Ctrip.com International Ltd ADR (Cayman) *	42,846	1,609,296
Discovery Communications Inc ‘C’ *	16,770	518,696
Gafisa SA ADR (Brazil)	37,026	448,385
Groupe Aeroplan Inc (Canada)	49,381	410,986
Las Vegas Sands Corp *	56,954	1,260,962
Li & Fung Ltd (Bermuda)	360,200	1,611,526
Morningstar Inc *	17,446	741,804
Netflix Inc *	7,224	784,888
New Oriental Education & Technology Group ADR (Cayman) *	9,105	848,495
NVR Inc *	943	617,693
priceline.com Inc *	5,796	1,023,226
Sears Holdings Corp *	4,915	317,755
Strayer Education Inc	3,036	631,154
Wynn Resorts Ltd	19,215	1,465,528

		12,996,538

Consumer Staples - 3.8%

Coca-Cola Enterprises Inc	20,817	538,328
Mead Johnson Nutrition Co	26,853	1,345,872

		1,884,200

Energy - 5.3%

Petrohawk Energy Corp *	13,125	222,731
Range Resources Corp	23,166	930,115
Ultra Petroleum Corp (Canada) *	33,698	1,491,137

		2,643,983

Financials - 9.5%

Calamos Asset Management Inc ‘A’	24,773	229,893
CIT Group Inc *	13,786	466,794
Greenhill & Co Inc	12,143	742,302
IntercontinentalExchange Inc *	6,394	722,714
Leucadia National Corp *	38,253	746,316
Moody’s Corp	10,380	206,770
MSCI Inc ‘A’ *	40,812	1,118,249
T. Rowe Price Group Inc	12,170	540,226

		4,773,264

Health Care - 9.2%

Gen-Probe Inc *	21,787	989,565
IDEXX Laboratories Inc *	12,868	783,661
Illumina Inc *	33,255	1,447,590
Intuitive Surgical Inc *	2,060	650,177
Techne Corp	13,372	768,221

		4,639,214

Industrials - 16.4%

C.H. Robinson Worldwide Inc	13,309	740,779
Covanta Holding Corp *	53,668	890,352
Expeditors International of Washington Inc	27,611	952,856
Fastenal Co	16,096	807,858
IHS Inc ‘A’ *	11,202	654,421
Intertek Group PLC (United Kingdom)	48,547	1,040,721
Schindler Holding AG (Switzerland)	5,746	484,310
Stericycle Inc *	13,553	888,806
The Corporate Executive Board Co	14,228	373,770
Verisk Analytics Inc ‘A’ *	46,268	1,383,413

		8,217,286

Information Technology - 17.3%

Akamai Technologies Inc *	24,155	979,968
Alibaba.com Ltd (Cayman)	356,100	702,624
Autodesk Inc *	22,940	558,818
Equinix Inc *	5,176	420,395
Red Hat Inc *	27,775	803,809
Redecard SA (Brazil)	57,000	805,579
Rovi Corp *	12,519	474,595
salesforce.com inc *	17,665	1,516,010
Solera Holdings Inc	29,293	1,060,407
Teradata Corp *	43,630	1,329,842

		8,652,047

Materials - 5.2%

Intrepid Potash Inc *	18,388	359,853
Martin Marietta Materials Inc	10,051	852,425
Nalco Holding Co	32,682	668,674
Rockwood Holdings Inc *	23,269	527,974
Texas Industries Inc	6,291	185,836

		2,594,762

Telecommunication Services - 0.9%

Millicom International Cellular SA (Luxembourg)	5,789	469,314

Total Common Stocks (Cost $40,535,910)		46,870,608

SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,269,718	2,269,718

Total Short-Term Investment (Cost $2,269,718)		2,269,718

TOTAL INVESTMENTS - 99.6% (Cost $43,582,520)		49,920,290

OTHER ASSETS & LIABILITIES, NET - 0.4%		186,474

NET ASSETS - 100.0%		$50,106,764

See Supplemental Notes to Schedules of Investments	29	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
Notes to Schedule of Investments
(a)	Securities with a total aggregate value of $779,964 or 1.6% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees.

(b)	1.6% of the Fund’s net assets were reported illiquid by the portfolio manager or adviser under the Funds’ policy.

(c)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$779,964	$—	$—	$779,964
	Common Stocks
	Consumer Discretionary	12,996,538	10,678,868	2,317,670	—
	Consumer Staples	1,884,200	1,884,200	—	—
	Energy	2,643,983	2,643,983	—	—
	Financials	4,773,264	4,773,264	—	—
	Health Care	4,639,214	4,639,214	—	—
	Industrials	8,217,286	6,692,255	1,525,031	—
	Information Technology	8,652,047	7,949,423	702,624	—
	Materials	2,594,762	2,594,762	—	—
	Telecommunication Services	469,314	469,314	—	—

		46,870,608	42,325,283	4,545,325	—
	Short-Term Investment	2,269,718	2,269,718	—	—

	Total	$49,920,290	$44,595,001	$4,545,325	$779,964

The following is a reconciliation of investments for significant unobservable inputs (level 3) used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the 3-month period ended June 30, 2010:

Change in Net
Unrealized
Depreciation
				Total Change	Transfers		on Level 3
	Value,	Net	Total Net	in Net	In and/		Holdings Held at
	Beginning	Purchases	Realized Gains	Unrealized	or Out of	Value,	the End of Period
	of Period	(Sales)	(Losses)	Depreciation	Level 3	End of Period	if Applicable

Convertible Preferred Stocks (1)	$816,515	$—	$—	$(36,551)	$—	$779,964	$(36,551)

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	30	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.0%

Consumer Discretionary - 3.5%

Morgans Hotel Group Co *	6,834	$42,097
Starwood Hotels & Resorts Worldwide Inc	25,517	1,057,169

		1,099,266

Financials - 93.2%

Acadia Realty Trust REIT	21,233	357,139
AMB Property Corp REIT	21,536	510,618
Apartment Investment & Management Co ‘A’ REIT	7,480	144,888
AvalonBay Communities Inc REIT	15,099	1,409,794
BioMed Realty Trust Inc REIT	4,875	78,439
Boston Properties Inc REIT	24,389	1,739,911
BRE Properties Inc REIT	430	15,880
Brookfield Properties Corp (Canada)	52,819	741,579
Camden Property Trust REIT	15,996	653,437
Colony Financial Inc REIT	5,000	84,500
Cousins Properties Inc REIT	54,486	367,236
CreXus Investment Corp REIT	6,780	84,275
DCT Industrial Trust Inc REIT	46,000	207,920
DiamondRock Hospitality Co REIT *	121	995
Digital Realty Trust Inc REIT	3,410	196,689
Douglas Emmett Inc REIT	5,150	73,233
Duke Realty Corp REIT	8,360	94,886
Equity Lifestyle Properties Inc REIT	14,144	682,165
Equity One Inc REIT	281	4,384
Equity Residential REIT	72,545	3,020,774
Extendicare REIT (Canada)	1,580	12,675
Federal Realty Investment Trust REIT	8,909	626,035
Forest City Enterprises Inc ‘A’ *	36,793	416,497
HCP Inc REIT	42,210	1,361,272
Healthcare Realty Trust Inc REIT	35,049	770,026
Host Hotels & Resorts Inc REIT	105,272	1,419,066
HRPT Properties Trust REIT	9,790	60,796
Hudson Pacific Properties Inc REIT *	9,670	166,807
Kilroy Realty Corp REIT	5,064	150,553
Kite Realty Group Trust REIT	11,350	47,443
Lexington Realty Trust REIT	2,670	16,047
Liberty Property Trust REIT	8,971	258,813
LTC Properties Inc REIT	2,480	60,190
Mack-Cali Realty Corp REIT	17,619	523,813
Nationwide Health Properties Inc REIT	4,510	161,323
Parkway Properties Inc REIT	1,140	16,610
Pebblebrook Hotel Trust REIT*	570	10,744
Plum Creek Timber Co Inc REIT	33,169	1,145,326
Post Properties Inc REIT	8,160	185,477
ProLogis REIT	4,560	46,193
PS Business Parks Inc REIT	3,961	220,945
Public Storage REIT	19,827	1,742,992
Rayonier Inc REIT	3,920	172,558
Regency Centers Corp REIT	36,131	1,242,906
Retail Opportunity Investments Corp	29,913	288,660
Senior Housing Properties Trust REIT	36,533	734,679
Simon Property Group Inc REIT	43,437	3,507,538
Sovran Self Storage Inc REIT	2,912	100,260
Starwood Property Trust Inc REIT	13,280	225,096
Taubman Centers Inc REIT	3,023	113,755
The Macerich Co REIT	9,233	344,575
Ventas Inc REIT	13,900	652,605
Vornado Realty Trust REIT	29,661	2,163,770

		29,434,787

Health Care - 1.3%

Assisted Living Concepts Inc ‘A’ *	12,210	$361,294
Capital Senior Living Corp *	12,030	59,789

		421,083

Total Common Stocks (Cost $22,553,116)		30,955,136

SHORT-TERM INVESTMENT - 3.1%

Money Market Fund - 3.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	965,227	965,227

Total Short-Term Investment (Cost $965,227)		965,227

TOTAL INVESTMENTS - 101.1% (Cost $23,518,343)		31,920,363

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(351,844)

NET ASSETS - 100.0%		$31,568,519

Notes to Schedule of Investments
(a)	As of June 30, 2010, the Fund was diversified by property sector as a percentage of net assets as follows:

Specialized	26.4%
Retail	19.8%
Residential	19.3%
Diversified	10.5%
Office	9.3%
Real Estate Operating Companies	4.2%
Hotels, Resort & Cruise Lines	3.5%
Industrial	2.4%
Health Care Facilities	1.3%
Mortgage	1.3%

98.0%
Short-Term Investment	3.1%
Other Assets & Liabilities, Net	(1.1%)

100.0%

See Supplemental Notes to Schedules of Investments	31	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
(b)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$30,955,136	$30,955,136	$—	$—
	Short-Term Investment	965,227	965,227	—	—

	Total	$31,920,363	$31,920,363	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	32	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.6%

Consumer Discretionary - 8.2%

Aaron’s Inc	21,000	$358,470
Dover Downs Gaming & Entertainment Inc	3,800	10,982
Hillenbrand Inc	7,800	166,842
International Speedway Corp ‘A’	9,400	242,144
PetMed Express Inc	6,300	112,140
Phillips-Van Heusen Corp	7,900	365,533
RadioShack Corp	18,100	353,131
Sturm Ruger & Co Inc	7,400	106,042
The Buckle Inc	12,900	418,218
UniFirst Corp	2,300	101,246
Weight Watchers International Inc	13,300	341,677
Wolverine World Wide Inc	13,600	342,992

		2,919,417

Consumer Staples - 9.2%

Cal-Maine Foods Inc	6,600	210,738
Casey’s General Stores Inc	9,800	342,020
Cia Cervecerias Unidas SA ADR (Chile)	3,000	129,270
Corn Products International Inc	13,400	406,020
Del Monte Foods Co	34,500	496,455
Embotelladora Andina SA ‘B’ ADR (Chile)	9,500	212,420
Ruddick Corp	11,100	343,989
Sanderson Farms Inc	1,100	55,814
The Andersons Inc	3,509	114,358
The J.M. Smucker Co	2,800	168,616
Universal Corp	8,100	321,408
Vector Group Ltd	8,450	142,129
WD-40 Co	6,200	207,080
Weis Markets Inc	3,600	118,476

		3,268,793

Energy - 14.9%

Alliance Resource Partners LP	2,600	116,922
Berry Petroleum Co ‘A’	13,200	339,504
Buckeye Partners LP	5,800	342,432
Cimarex Energy Co	7,000	501,060
El Paso Pipeline Partners LP	6,800	194,956
EXCO Resources Inc	22,900	334,569
Frontline Ltd (Bermuda)	15,100	430,954
Holly Corp	15,700	417,306
Linn Energy LLC	13,500	358,425
Magellan Midstream Partners LP	6,600	308,550
NuStar Energy LP	4,600	263,994
Ship Finance International Ltd (Bermuda)	10,400	185,952
Southern Union Co	16,700	365,062
Sunoco Logistics Partners LP	2,400	172,800
TC Pipelines LP	2,300	94,208
Tidewater Inc	8,200	317,504
TransMontaigne Partners LP	2,400	72,840
Tsakos Energy Navigation Ltd (Bermuda)	6,500	92,105
World Fuel Services Corp	15,200	394,288

		5,303,431

Financials - 15.3%

Advance America Cash Advance Centers Inc	23,700	97,881
American Equity Investment Life Holding Co	10,600	109,392
American Financial Group Inc	15,600	426,192
American Physicians Capital Inc	3,300	101,805
Bank of Hawaii Corp	9,000	435,150
Cash America International Inc	9,800	335,846
Chimera Investment Corp REIT	98,200	354,502
CreXus Investment Corp REIT	5,000	62,150
Cullen/Frost Bankers Inc	7,100	364,940
Delphi Financial Group Inc ‘A’	13,800	336,858
Equity One Inc REIT	13,200	205,920
Federated Investors Inc ‘B’	16,100	333,431
Franklin Street Properties Corp REIT	18,400	217,304
Healthcare Realty Trust Inc REIT	14,300	314,171
HRPT Properties Trust REIT	35,800	222,318
Infinity Property & Casualty Corp	4,300	198,574
Nationwide Health Properties Inc REIT	10,300	368,431
PS Business Parks Inc REIT	4,400	245,432
Raymond James Financial Inc	10,600	261,714
RLI Corp	4,800	252,048
Sovran Self Storage Inc REIT	5,300	182,479

		5,426,538

Health Care - 7.1%

Invacare Corp	8,400	174,216
Owens & Minor Inc	14,100	400,158
PerkinElmer Inc	19,650	406,166
STERIS Corp	12,600	391,608
Teleflex Inc	7,300	396,244
The Cooper Cos Inc	11,800	469,522
West Pharmaceutical Services Inc	8,300	302,867

		2,540,781

Industrials - 11.5%

Acuity Brands Inc	6,300	229,194
Applied Industrial Technologies Inc	6,300	159,516
Baltic Trading Ltd *	3,900	44,343
Barnes Group Inc	13,400	219,626
Belden Inc	11,000	242,000
Bucyrus International Inc	7,200	341,640
Crane Co	13,000	392,730
Cubic Corp	3,200	116,416
Curtiss-Wright Corp	10,200	296,208
Elbit Systems Ltd (Israel)	1,000	50,250
Ennis Inc	14,300	214,643
Harsco Corp	12,000	282,000
KBR Inc	18,900	384,426
SkyWest Inc	13,000	158,860
The Brink’s Co	12,100	230,263
Tomkins PLC ADR (United Kingdom)	2,500	33,325
Triumph Group Inc	4,900	326,487
Valmont Industries Inc	5,100	370,566

		4,092,493

Information Technology - 2.2%

Diebold Inc	13,100	356,975
Himax Technologies Inc ADR (Cayman) *	13,500	39,285
Jabil Circuit Inc	27,600	367,080

		763,340

Materials - 12.4%

AMCOL International Corp	5,300	124,550
Bemis Co Inc	13,500	364,500
CF Industries Holdings Inc	1,038	65,861
Compass Minerals International Inc	5,900	414,652
IAMGOLD Corp (Canada)	29,500	521,560
Innophos Holdings Inc	7,800	203,424
International Flavors & Fragrances Inc	9,100	386,022
Methanex Corp (Canada)	13,700	269,753
Royal Gold Inc	10,500	504,000
RPM International Inc	20,200	360,368
Sensient Technologies Corp	12,900	334,497
Sonoco Products Co	13,200	402,336
The Lubrizol Corp	5,800	465,798

		4,417,321

Telecommunication Services - 0.1%

Partner Communications Co Ltd ADR (Israel)	3,200	48,832

See Supplemental Notes to Schedules of Investments	33	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value

Utilities - 13.7%

AGL Resources Inc	10,100	$361,782
American Water Works Co Inc	18,300	376,980
Amerigas Partners LP	2,300	95,128
Atmos Energy Corp	13,500	365,040
Avista Corp	9,900	193,347
Cleco Corp	14,000	369,740
Energen Corp	8,400	372,372
National Fuel Gas Co	8,700	399,156
OGE Energy Corp	11,300	413,128
Southwest Gas Corp	9,900	292,050
Suburban Propane Partners LP	4,200	196,560
UGI Corp	14,600	371,424
Vectren Corp	13,400	317,044
Westar Energy Inc	17,900	386,819
WGL Holdings Inc	10,300	350,509

		4,861,079

Total Common Stocks (Cost $31,001,863)		33,642,025

SHORT-TERM INVESTMENT - 6.1%

Money Market Fund - 6.1%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	2,157,272	2,157,272

Total Short-Term Investment (Cost $2,157,272)		2,157,272

TOTAL INVESTMENTS - 100.7% (Cost $33,159,135)		35,799,297

OTHER ASSETS & LIABILITIES, NET — (0.7%)		(238,060)

NET ASSETS - 100.0%		$35,561,237

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$33,642,025	$33,642,025	$—	$—
	Short-Term Investment	2,157,272	2,157,272	—	—

	Total	$35,799,297	$35,799,297	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	34	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.2%

Consumer Discretionary - 14.4%

AutoZone Inc *	7,980	$1,541,896
Best Buy Co Inc	67,720	2,292,999
Ford Motor Co *	352,702	3,555,236
H&R Block Inc	34,854	546,859
Hyatt Hotels Corp ‘A’ *	53,718	1,992,401
McDonald’s Corp	63,932	4,211,201
The McGraw-Hill Cos Inc	90,408	2,544,081
The Washington Post Co ‘B’	2,472	1,014,707
Time Warner Cable Inc	38,464	2,003,205

		19,702,585

Consumer Staples - 10.4%

Colgate-Palmolive Co	20,470	1,612,217
General Mills Inc	102,680	3,647,194
Mead Johnson Nutrition Co	41,410	2,075,469
Philip Morris International Inc	130,890	5,999,998
Unilever NV ‘NY’ (Netherlands)	33,380	911,942

		14,246,820

Energy - 9.9%

Chevron Corp	64,944	4,407,100
Enterprise Products Partners LP	49,106	1,736,879
Noble Energy Inc	23,048	1,390,486
Occidental Petroleum Corp	60,668	4,680,536
Plains All American Pipeline LP	23,222	1,363,131

		13,578,132

Financials - 15.0%

Aflac Inc	34,688	1,480,137
American Express Co	63,390	2,516,583
CIT Group Inc *	115,080	3,896,609
Citigroup Inc *	797,014	2,996,773
Leucadia National Corp *	32,396	632,046
State Street Corp	67,682	2,289,005
The Goldman Sachs Group Inc	10,662	1,399,601
The Progressive Corp	75,368	1,410,889
Wells Fargo & Co	153,130	3,920,128

		20,541,771

Health Care - 12.6%

Abbott Laboratories	68,400	3,199,752
Celgene Corp *	37,462	1,903,819
Covidien PLC (Ireland)	12,250	492,205
Express Scripts Inc *	16,926	795,861
Human Genome Sciences Inc *	35,802	811,273
Medtronic Inc	53,970	1,957,492
Merck & Co Inc	98,930	3,459,582
Perrigo Co	6,606	390,216
Teva Pharmaceutical Industries Ltd ADR (Israel)	37,658	1,957,839
WellPoint Inc *	46,750	2,287,477

		17,255,516

Industrials - 12.2%

General Electric Co	103,750	1,496,075
KBR Inc	65,920	1,340,813
Precision Castparts Corp	22,234	2,288,323
Republic Services Inc	102,890	3,058,920
The Boeing Co	29,158	1,829,664
Tyco International Ltd (Switzerland)	92,675	3,264,940
United Parcel Service Inc ‘B’	28,486	1,620,569
Verisk Analytics Inc ‘A’ *	59,810	1,788,319

		16,687,623

Information Technology - 17.2%

Accenture PLC ‘A’ (Ireland)	10,830	418,580
Adobe Systems Inc *	23,380	617,933
Apple Inc *	24,722	6,218,325
Check Point Software Technologies Ltd (Israel) *	60,104	1,771,866
eBay Inc *	185,150	3,630,791
Google Inc ‘A’ *	5,966	2,654,572
Hewitt Associates Inc ‘A’ *	36,006	1,240,767
Microsoft Corp	121,812	2,802,894
QUALCOMM Inc	94,592	3,106,401
The Western Union Co	76,930	1,147,026

		23,609,155

Materials - 1.4%

Praxair Inc	25,402	1,930,298

Telecommunication Services - 1.9%

America Movil SAB de CV ‘L’ ADR (Mexico)	54,290	2,578,775

Utilities - 3.2%

Public Service Enterprise Group Inc	29,770	932,694
The AES Corp *	376,568	3,479,488

		4,412,182

Total Common Stocks (Cost $132,413,934)		134,542,857

SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,100,251	4,100,251

Total Short-Term Investment (Cost $4,100,251)		4,100,251

TOTAL INVESTMENTS - 101.2% (Cost $136,514,185)		138,643,108

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(1,686,507)

NET ASSETS - 100.0%		$136,956,601

See Supplemental Notes to Schedules of Investments	35	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$134,542,857	$134,542,857	$—	$—
	Short-Term Investment	4,100,251	4,100,251	—	—

	Total	$138,643,108	$138,643,108	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	36	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.3%

Brazil - 7.3%

Anhanguera Educacional Participacoes SA	1,000	$14,958
Cia de Bebidas das Americas ADR	3,900	393,939
Lojas Americanas SA	91,940	656,059
Net Servicos de Comunicacao SA *	9,319	87,614
Petroleo Brasileiro SA ADR	47,300	1,409,540
Vale SA ADR	35,240	740,745

		3,302,855

Total Preferred Stocks (Cost $2,739,434)		3,302,855

COMMON STOCKS - 89.8%

Bermuda - 0.9%

Credicorp Ltd	2,900	263,581
Dairy Farm International Holdings Ltd	19,000	132,240

		395,821

Brazil - 7.0%

B2W Cia Global do Varejo	15,000	245,651
BM&F BOVESPA SA	59,216	383,838
Cyrela Brazil Realty SA Empreendimentos e Participacoes	28,000	304,665
Diagnosticos da America SA	34,200	321,726
Embraer-Empresa Brasileira de Aeronautica SA ADR	18,800	393,860
Estacio Participacoes SA	4,000	44,543
MRV Engenharia e Participacoes SA	32,000	226,039
Multiplan Empreendimentos Imobiliarios SA	11,000	195,928
Natura Cosmeticos SA	48,900	1,083,657

		3,199,907

Canada - 1.1%

Niko Resources Ltd	2,400	223,215
Pacific Rubiales Energy Corp *	12,000	268,959

		492,174

Cayman - 1.9%

Baidu Inc ADR *	4,610	313,849
Ctrip.com International Ltd ADR *	5,800	217,848
Mindray Medical International Ltd ADR	800	25,136
Tencent Holdings Ltd	12,800	212,061
Tingyi Holding Corp	44,000	107,877

		876,771

Chile - 1.5%

Banco Santander Chile SA	2,042,400	134,240
Cencosud SA	114,800	518,235
Sociedad Quimica y Minera de Chile SA ADR	1,500	48,915

		701,390

China - 1.8%

China Shenhua Energy Co Ltd ‘H’	67,500	243,520
PetroChina Co Ltd ‘H’	372,000	411,456
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ *	163,290	69,553
Travelsky Technology Ltd ‘H’	108,000	89,157
Wumart Stores Inc ‘H’	15,000	26,752

		840,438

Colombia - 1.1%

Almacenes Exito SA	6,966	66,006
Almacenes Exito SA GDR ~	10,200	94,691
BanColombia SA ADR	6,800	340,884

		501,581

Denmark - 1.0%

Carlsberg AS ‘B’	5,800	442,012

Egypt - 1.7%

Commercial International Bank SAE	39,869	466,738
Eastern Tobacco SAE	4,196	91,075
Egyptian Financial Group-Hermes Holding	39,087	197,167

		754,980

France - 0.5%

CFAO SA	8,880	238,812

Hong Kong - 9.4%

China Mobile Ltd	73,000	725,463
China Resources Enterprise Ltd	145,000	533,809
CNOOC Ltd	628,000	1,067,398
Hang Lung Group Ltd	35,000	188,621
Hang Lung Properties Ltd	190,000	726,740
Hong Kong Exchanges & Clearing Ltd	59,000	920,192
Television Broadcasts Ltd	26,000	120,566

		4,282,789

India - 14.0%

Asian Paints Ltd	1,200	59,144
Colgate Palmolive India Ltd	6,900	123,845
Divi’s Laboratories Ltd *	14,704	243,086
HDFC Bank Ltd ADR	7,800	1,115,166
Hindustan Unilever Ltd	108,341	622,838
Housing Development Finance Corp	11,900	749,936
ICICI Bank Ltd ADR	10,800	390,312
Infosys Technologies Ltd	32,700	1,950,985
Sun Pharmaceutical Industries Ltd	4,500	172,331
Tata Consultancy Services Ltd	26,736	429,028
Zee Entertainment Enterprises Ltd	79,000	514,969

		6,371,640

Indonesia - 3.0%

P.T. Astra International Tbk	81,400	430,076
P.T. Bank Central Asia Tbk	411,000	267,418
P.T. Telekomunikasi Indonesia Tbk	485,900	411,856
P.T. Unilever Indonesia Tbk	138,500	258,260

		1,367,610

Kenya - 0.1%

East African Breweries Ltd	15,205	33,665

Luxembourg - 1.1%

Oriflame Cosmetics SA SDR	900	46,741
Tenaris SA ADR	13,600	470,696

		517,437

Mexico - 9.0%

America Movil SAB de CV ‘L’ ADR	33,740	1,602,650
Bolsa Mexicana de Valores SAB de CV	7,400	11,627
Corporacion GEO SAB de CV ‘B’ *	53,500	142,757
Fomento Economico Mexicano SAB de CV	116,100	501,814
Fomento Economico Mexicano SAB de CV ADR	8,160	352,104

See Supplemental Notes to Schedules of Investments	37	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Grupo Modelo SAB de CV ‘C’	90,900	$449,824
Grupo Televisa SA ADR	24,600	428,286
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	86,000	99,811
SARE Holding SAB de CV ‘B’ *	155,018	33,202
Wal-Mart de Mexico SAB de CV ‘V’	218,972	485,079

		4,107,154

Nigeria - 0.3%

Nigerian Breweries PLC	282,000	118,598

Norway - 0.3%

DNO International ASA *	121,068	132,388

Philippines - 3.0%

Jollibee Foods Corp	121,200	182,049
Philippine Long Distance Telephone Co	4,100	209,652
SM Investments Corp	23,590	210,800
SM Prime Holdings Inc	3,255,060	754,072

		1,356,573

Russia - 4.0%

Magnit OJSC	13,600	1,098,543
NovaTek OAO GDR (LI)	5,400	384,901
NovaTek OAO GDR (OTC) ~ Δ	5,000	356,390

		1,839,834

South Africa - 5.4%

Anglo Platinum Ltd *	5,043	475,768
Impala Platinum Holdings Ltd	36,600	851,831
JSE Ltd	3,100	26,480
MTN Group Ltd	37,100	486,201
Standard Bank Group Ltd	47,009	623,390

		2,463,670

South Korea - 4.4%

MegaStudy Co Ltd	1,725	227,923
NHN Corp *	8,363	1,243,822
Shinsegae Co Ltd	1,284	554,783

		2,026,528

Taiwan - 7.0%

Epistar Corp	189,000	487,997
HTC Corp	30,450	404,379
MediaTek Inc	85,511	1,193,544
Synnex Technology International Corp	76,525	165,619
Taiwan Semiconductor Manufacturing Co Ltd	499,993	934,509

		3,186,048

Thailand - 0.2%

Siam Commercial Bank PCL	32,100	80,523

Turkey - 2.5%

Anadolu Efes Biracilik Ve Malt Sanayii AS	11,765	137,325
BIM Birlesik Magazalar AS	10,200	282,699
Enka Insaat ve Sanayi AS	129,804	443,567
Haci Omer Sabanci Holding AS	56,103	225,179
Yapi ve Kredi Bankasi AS *	23,112	62,538

		1,151,308

United Arab Emirates - 0.7%

DP World Ltd	687,900	301,469

United Kingdom - 6.2%

Anglo American PLC *	25,430	886,112
Antofagasta PLC	1,710	19,895
Cairn Energy PLC *	63,180	388,140
SABMiller PLC	39,120	1,096,943
Tullow Oil PLC	30,570	454,738

		2,845,828

United States - 0.7%

Sohu.com Inc *	7,300	299,957

Total Common Stocks (Cost $28,941,426)		40,926,905

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 02/12/12 * Δ	10,700	50,235

Total Equity-Linked Structured Securities (Cost $49,902)		50,235

SHORT-TERM INVESTMENT - 2.8%

Money Market Fund - 2.8%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	1,264,892	1,264,892

Total Short-Term Investment (Cost $1,264,892)		1,264,892

TOTAL INVESTMENTS - 100.0% (Cost $32,995,654)		45,544,887

OTHER ASSETS & LIABILITIES, NET - 0.0%		(18,893)

NET ASSETS - 100.0%		$45,525,994

Notes to Schedule of Investments

(a)	As of June 30, 2010, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	21.2%
Financials	17.9%
Information Technology	17.0%
Energy	12.8%
Consumer Discretionary	9.0%
Telecommunication Services	7.5%
Materials	6.8%
Industrials	3.3%
Short-Term Investment	2.8%
Health Care	1.7%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

See Supplemental Notes to Schedules of Investments	38	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
(b)	0.9% of the Fund’s net assets were reported illiquid by the portfolio manager or adviser under the Funds’ policy.

(c)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Preferred Stocks (1)	$3,302,855	$3,302,855	$—	$—
	Common Stocks
	Bermuda	395,821	395,821	—	—
	Brazil	3,199,907	3,199,907	—	—
	Canada	492,174	492,174	—	—
	Cayman	876,771	556,833	319,938	—
	Chile	701,390	701,390	—	—
	China	840,438	—	840,438	—
	Colombia	501,581	501,581	—	—
	Denmark	442,012	—	442,012	—
	Egypt	754,980	—	754,980	—
	France	238,812	—	238,812	—
	Hong Kong	4,282,789	—	4,282,789	—
	India	6,371,640	1,505,478	4,866,162	—
	Indonesia	1,367,610	—	1,367,610	—
	Kenya	33,665	33,665	—	—
	Luxembourg	517,437	470,696	46,741	—
	Mexico	4,107,154	4,107,154	—	—
	Nigeria	118,598	118,598	—	—
	Norway	132,388	—	132,388	—
	Philippines	1,356,573	—	1,356,573	—
	Russia	1,839,834	—	1,839,834	—
	South Africa	2,463,670	—	2,463,670	—
	South Korea	2,026,528	—	2,026,528	—
	Taiwan	3,186,048	—	3,186,048	—
	Thailand	80,523	—	80,523	—
	Turkey	1,151,308	—	1,151,308	—
	United Arab Emirates	301,469	—	301,469	—
	United Kingdom	2,845,828	—	2,845,828	—
	United States	299,957	299,957	—	—

		40,926,905	12,383,254	28,543,651	—
	Equity-Linked Structured Securities	50,235	—	50,235	—
	Short-Term Investment	1,264,892	1,264,892	—	—

	Total	$45,544,887	$16,951,001	$28,593,886	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	39	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares		Value
CONVERTIBLE PREFERRED STOCKS - 1.0%

Financials - 1.0%

American International Group Inc 8.500%		8,300	$79,680
Lehman Brothers Holdings Inc 8.750% Ω		1,500	1,875
Wells Fargo & Co 7.500%		3,000	2,793,000

			2,874,555

Total Convertible Preferred Stocks (Cost $3,661,903)			2,874,555

PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae *		8,000	2,720

Total Preferred Stocks (Cost $200,000)			2,720

	Principal
	Amount
CORPORATE BONDS & NOTES - 28.2%

Consumer Discretionary - 0.0%

General Motors Corp 8.375% due 07/05/33 Ω	EUR	200,000	84,988

Consumer Staples - 0.5%

Kraft Foods Inc
6.125% due 02/01/18		$700,000	796,140
6.875% due 02/01/38		100,000	116,775
Reynolds American Inc 7.625% due 06/01/16		100,000	113,604
Wal-Mart Stores Inc
5.800% due 02/15/18		200,000	236,114
6.500% due 08/15/37		100,000	121,702

			1,384,335

Energy - 0.5%

Colorado Interstate Gas Co 6.800% due 11/15/15		200,000	231,556
Gaz Capital SA (Russia) 8.146% due 04/11/18 ~		500,000	548,125
NGPL PipeCo LLC 7.119% due 12/15/17 ~		500,000	477,901
Shell International Finance BV (Netherlands) 5.500% due 03/25/40		100,000	107,152
The Williams Cos Inc 6.375% due 10/01/10 ~ Δ		100,000	100,874

			1,465,608

Financials - 24.2%

American Express Bank FSB
3.150% due 12/09/11		300,000	310,816
5.500% due 04/16/13		600,000	648,907
American Express Centurion Bank 6.000% due 09/13/17		1,200,000	1,321,346
American General Finance Corp 4.125% due 11/29/13	EUR	1,000,000	971,556
American International Group Inc 5.850% due 01/16/18		$800,000	719,000
ANZ National International Ltd (New Zealand) 6.200% due 07/19/13 ~		300,000	332,702
Banco Santander Chile (Chile) 1.557% due 04/20/12 § ~		400,000	399,976
Bank of America Corp
4.500% due 04/01/15		1,900,000	1,923,218
4.875% due 01/15/13		100,000	104,592
5.650% due 05/01/18		700,000	718,948
Bank of China Hong Kong Ltd (Hong Kong) 5.550% due 02/11/20 ~		100,000	99,737
Bank of Montreal (Canada) 2.850% due 06/09/15 ~		100,000	101,798
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16		100,000	102,766
5.450% due 09/12/12		800,000	854,324
6.050% due 12/04/17 ~		2,700,000	2,730,607
10.179% due 06/12/21 ~		720,000	903,277
Citibank NA
1.875% due 05/07/12		900,000	919,190
1.875% due 06/04/12		400,000	408,326
Citigroup Capital XXI 8.300% due 12/21/77 §		2,000,000	1,957,876
Citigroup Funding Inc 2.250% due 12/10/12		1,700,000	1,751,435
Citigroup Inc
2.125% due 04/30/12		1,400,000	1,435,210
2.875% due 12/09/11		800,000	825,262
3.625% due 11/30/17 §	EUR	500,000	542,204
5.500% due 04/11/13		$700,000	728,304
5.500% due 10/15/14		1,000,000	1,029,479
5.625% due 08/27/12		50,000	51,562
5.875% due 05/29/37		200,000	188,421
8.500% due 05/22/19		200,000	238,964
Commonwealth Bank of Australia (Australia) 0.714% due 07/12/13 § ~		1,600,000	1,595,243
Danske Bank AS (Denmark) 2.500% due 05/10/12 ~		200,000	204,919
Deutsche Bank AG (Germany) 6.000% due 09/01/17		900,000	994,670
Dexia Credit Local (France)
0.808% due 04/29/14 § ~		800,000	799,886
1.188% due 09/23/11 § ~		500,000	500,819
Ford Motor Credit Co LLC
7.250% due 10/25/11		100,000	102,767
7.800% due 06/01/12		900,000	927,352
9.750% due 09/15/10		100,000	101,240
General Electric Capital Corp
2.000% due 09/28/12		800,000	819,726
2.250% due 03/12/12		1,000,000	1,026,551
3.000% due 12/09/11		800,000	826,794
5.875% due 01/14/38		900,000	886,705
6.875% due 01/10/39		200,000	221,846
General Motors Acceptance Corp
6.625% due 05/15/12		300,000	299,374
6.875% due 09/15/11		1,400,000	1,426,250
7.000% due 02/01/12		600,000	602,288
8.300% due 02/12/15 ~		200,000	203,000
HCP Inc 5.950% due 09/15/11		900,000	933,295
ING Bank NV (Netherlands) 1.333% due 03/30/12 § ~		700,000	702,617
Intesa Sanpaolo (Italy) 2.375% due 12/21/12		1,400,000	1,388,857
JPMorgan Chase & Co 7.900% § ±		300,000	310,230
KeyBank NA 7.000% due 02/01/11		400,000	413,279

See Supplemental Notes to Schedules of Investments	40	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount		Value
Keycorp 0.892% due 11/22/10 §	EUR	500,000	$610,570
LeasePlan Corp NV (Netherlands) 3.125% due 02/10/12		300,000	377,947
Lehman Brothers Holdings Inc
2.851% due 12/23/08 § Ω		$500,000	100,000
5.625% due 01/24/13 Ω		1,200,000	249,000
6.750% due 12/28/17 Ω		500,000	875
6.875% due 05/02/18 Ω		100,000	20,875
Lloyds TSB Bank PLC (United Kingdom) 12.000% § ~ ±		1,100,000	1,105,724
Macquarie Bank Ltd (Australia) 3.300% due 07/17/14 ~		5,300,000	5,563,410
Merrill Lynch & Co Inc 6.875% due 04/25/18		900,000	962,141
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~		300,000	324,766
Morgan Stanley
0.530% due 04/19/12 §		100,000	97,046
5.950% due 12/28/17		1,900,000	1,928,088
Nationwide Building Society (United Kingdom) 6.250% due 02/25/20 ~		300,000	317,436
Nykredit Realkredit AS (Denmark)
2.537% due 04/01/38 §	DKK	747,248	120,400
2.537% due 10/01/38 §		897,789	143,109
Principal Life Income Funding Trusts 5.300% due 04/24/13		$100,000	108,233
Realkredit Danmark AS (Denmark)
2.450% due 01/01/38 §	DKK	2,375,770	379,871
2.450% due 01/01/38 §		835,669	134,249
Regions Bank/Birmingham AL 7.500% due 05/15/18		$300,000	305,186
Regions Financial Corp 0.707% due 06/26/12 §		900,000	847,312
Santander U.S. Debt SA Unipersonal (Spain) 1.333% due 03/30/12 § ~		1,500,000	1,456,392
SLM Corp
0.546% due 10/25/11 §		900,000	852,646
0.737% due 03/15/11 §		600,000	586,937
3.471% due 10/01/14 §		100,000	79,531
8.000% due 03/25/20		400,000	351,567
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~		300,000	313,083
The Bear Stearns Cos LLC
0.728% due 11/28/11 §		2,500,000	2,492,990
6.400% due 10/02/17		400,000	445,209
The Goldman Sachs Group Inc
0.533% due 02/06/12 §		200,000	195,065
6.250% due 09/01/17		1,100,000	1,166,623
6.750% due 10/01/37		1,200,000	1,181,473
The Royal Bank of Scotland Group PLC (United Kingdom)
0.823% due 04/08/11 § ~		400,000	399,452
2.625% due 05/11/12 ~		100,000	102,340
3.000% due 12/09/11 ~		800,000	821,682
7.640% § ±		500,000	288,750
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 8.700% due 08/07/18 ~		100,000	116,902
UBS AG (Switzerland)
1.584% due 02/23/12 §		300,000	301,185
5.875% due 12/20/17		700,000	742,501
Wachovia Corp
0.433% due 10/15/11 §		800,000	794,475
0.534% due 08/01/13 §		300,000	292,577
Wells Fargo & Co 7.980% § ± Δ		1,700,000	1,759,500

			66,044,629

Health Care - 0.4%

Roche Holdings Inc 7.000% due 03/01/39 ~		400,000	522,949
UnitedHealth Group Inc
6.000% due 02/15/18		400,000	446,972
6.875% due 02/15/38		100,000	113,572

			1,083,493

Industrials - 1.5%

International Lease Finance Corp
0.648% due 07/13/12 §		2,682,000	2,360,755
1.058% due 08/15/11 §	EUR	400,000	450,652
4.950% due 02/01/11		$1,000,000	990,000
5.300% due 05/01/12		300,000	283,500

			4,084,907

Materials - 0.2%

Codelco Inc (Chile) 6.150% due 10/24/36 ~		200,000	220,978
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17		200,000	218,497

			439,475

Telecommunication Services - 0.6%

AT&T Inc 6.300% due 01/15/38		200,000	218,248
Verizon Wireless Capital LLC 5.250% due 02/01/12		1,300,000	1,378,710

			1,596,958

Utilities - 0.3%

Electricite de France (France)
5.500% due 01/26/14 ~		200,000	221,294
6.500% due 01/26/19 ~		200,000	233,317
6.950% due 01/26/39 ~		200,000	242,416

			697,027

Total Corporate Bonds & Notes (Cost $75,558,184)			76,881,420

CONVERTIBLE CORPORATE BONDS - 0.4%

Energy - 0.4%

Transocean Inc (Cayman) 1.500% due 12/15/37		1,400,000	1,249,500

Total Convertible Corporate Bonds (Cost $1,300,524)			1,249,500

MORTGAGE-BACKED SECURITIES - 23.4%

Collateralized Mortgage Obligations - Commercial - 2.2%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §		100,000	103,676
5.700% due 06/11/50 “		200,000	202,733
Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/46 “		200,000	195,567
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “		900,000	886,628
5.658% due 03/15/39 “ §		100,000	104,213
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 “		400,000	401,629

See Supplemental Notes to Schedules of Investments	41	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 “ §	$600,000	$605,905
Merrill Lynch-Floating Trust 0.888% due 07/09/21 “ § ~	499,897	461,760
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 “	500,000	499,017
Morgan Stanley Capital I 5.731% due 07/12/44 “ §	1,700,000	1,824,785
Wachovia Bank Commercial Mortgage Trust
0.440% due 09/15/21 “ § ~	323,554	294,054
5.342% due 12/15/43 “	600,000	548,211

		6,128,178

Collateralized Mortgage Obligations - Residential - 5.2%

Adjustable Rate Mortgage Trust 3.096% due 05/25/35 “ §	34,194	33,511
Banc of America Funding Corp 2.915% due 05/25/35 “ §	183,180	180,431
Banc of America Mortgage Securities Inc
2.926% due 07/25/33 “ §	87,884	85,143
5.000% due 05/25/34 “	45,191	45,587
Bear Stearns Adjustable Rate Mortgage Trust
2.560% due 08/25/35 “ §	80,336	75,971
2.764% due 08/25/33 “ §	208,109	202,883
2.934% due 03/25/35 “ §	176,668	163,144
4.625% due 10/25/35 “ §	486,733	429,580
Bear Stearns Alt-A Trust
2.765% due 05/25/35 “ §	68,720	53,165
3.805% due 09/25/35 “ §	83,882	63,542
5.496% due 11/25/36 “ §	110,583	70,805
Chevy Chase Mortgage Funding Corp 0.597% due 08/25/35 “ § ~	91,109	56,192
Citigroup Mortgage Loan Trust Inc
2.560% due 08/25/35 “ §	97,609	84,623
4.700% due 12/25/35 “ §	158,186	144,834
Countrywide Alternative Loan Trust 3.816% due 06/25/37 “ §	452,138	268,220
Countrywide Home Loan Mortgage Pass-Through Trust
0.667% due 03/25/35 “ §	40,499	23,890
0.687% due 06/25/35 “ § ~	196,698	161,409
Credit Suisse First Boston Mortgage Securities Corp
0.924% due 03/25/32 “ § ~	7,398	6,161
6.000% due 11/25/35 “	149,666	124,433
Downey Saving and Loan Association Mortgage Loan Trust 0.528% due 04/19/48 “ §	624,706	213,600
Fannie Mae
0.547% due 10/27/37 “ §	3,400,000	3,394,671
0.657% due 04/25/37 “ §	234,305	232,916
0.797% due 09/25/35 “ §	411,910	407,096
1.625% due 11/25/23 “ §	383,139	382,100
4.250% due 07/25/17 “	172,676	179,162
4.500% due 04/25/17 “	120,324	123,180
4.500% due 10/25/17 “	185,674	194,286
5.000% due 01/25/17 “	94,488	96,182
6.000% due 03/25/31 “	1,083,000	1,117,971
Freddie Mac
1.613% due 10/25/44 “ §	60,538	61,477
1.813% due 07/25/44 “ §	324,686	330,157
4.500% due 06/15/17 “	162,880	167,247
4.500% due 10/15/19 “	127,185	129,476
5.000% due 04/15/18 “	415,094	429,056
5.000% due 11/15/24 “	30,586	30,784
5.000% due 05/15/26 “	127,403	128,368
5.000% due 11/15/26 “	105,527	106,829
5.000% due 09/15/27 “	43,156	43,161
5.000% due 12/15/27 “	546,854	551,217
5.000% due 04/15/30 “	163,230	166,273
5.500% due 03/15/17 “	28,803	29,784
8.000% due 04/15/30 “	376,388	419,526
GMAC Mortgage Corp Loan Trust 5.500% due 09/25/34 “	27,161	27,417
Harborview Mortgage Loan Trust
0.438% due 01/19/38 “ §	18,395	18,348
0.518% due 12/19/36 “ §	852,567	531,960
0.538% due 01/19/38 “ §	259,349	137,805
0.568% due 05/19/35 “ §	44,762	26,519
JPMorgan Mortgage Trust
5.016% due 02/25/35 “ §	74,167	74,316
5.750% due 01/25/36 “	106,384	93,231
Mellon Residential Funding Corp 0.830% due 06/15/30 “ §	15,466	13,375
Merrill Lynch Mortgage Investors Inc 0.557% due 02/25/36 “ §	56,112	42,680
Residential Accredit Loans Inc
0.527% due 06/25/46 “ §	122,980	51,215
6.000% due 06/25/36 “	379,421	206,413
Residential Asset Securitization Trust 0.747% due 05/25/33 “ §	24,669	21,572
Structured Asset Mortgage Investments Inc 0.567% due 05/25/36 “ §	264,504	140,877
Structured Asset Securities Corp
2.551% due 08/25/32 “ §	29,623	28,740
2.886% due 10/25/35 “ § ~	101,377	79,856
Washington Mutual Mortgage Pass-Through Certificates
0.657% due 01/25/45 “ §	35,678	27,146
0.667% due 01/25/45 “ §	35,487	27,601
0.887% due 12/25/27 “ §	93,451	84,183
1.813% due 08/25/42 “ §	6,090	5,352
3.075% due 02/27/34 “ §	12,164	11,951
3.325% due 09/25/46 “ §	124,267	87,969
5.816% due 02/25/37 “ §	600,000	499,669
Wells Fargo Mortgage-Backed Securities Trust
2.902% due 12/25/34 “ §	172,089	173,743
2.908% due 07/25/35 “ §	76,204	76,426
4.115% due 04/25/36 “ §	207,555	198,195
4.500% due 11/25/18 “	119,638	121,429
5.328% due 08/25/36 “ §	45,871	45,468

		14,061,499

Fannie Mae - 11.3%

1.613% due 10/01/44 “ §	61,584	62,115
2.808% due 11/01/34 “ §	227,669	237,437
3.277% due 11/01/32 “ §	226,357	235,389
3.394% due 12/01/35 “ §	81,046	84,859
4.500% due 07/14/40 “	3,000,000	3,110,157
4.500% due 08/12/40 “	5,000,000	5,164,845
4.500% due 09/14/40 “	6,000,000	6,177,186
4.670% due 12/01/36 “ §	25,832	26,994
4.688% due 09/01/35 “ §	253,037	262,969
5.500% due 12/01/20 “	25,786	27,976
5.500% due 07/01/21 “	45,305	49,025
5.500% due 08/01/21 “	595,227	644,101
5.500% due 10/01/21 “	445,299	483,114
5.500% due 12/01/21 “	124,114	134,305
5.500% due 04/01/22 “	411,120	444,661
5.500% due 05/01/22 “	407,569	444,247
5.500% due 05/01/22 “	984,163	1,064,455
5.500% due 07/01/22 “	111,192	120,263
5.500% due 06/01/23 “	94,805	102,658
5.500% due 06/01/23 “	248,740	269,034
5.500% due 09/01/23 “	713,382	771,583
5.500% due 02/01/24 “	91,084	98,629
5.500% due 01/01/34 “	44,461	47,951
5.500% due 02/01/34 “	195,310	210,642
5.500% due 03/01/34 “	27,413	29,522

See Supplemental Notes to Schedules of Investments	42	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount	Value
5.500% due 04/01/34 “	$11,387	$12,271
5.500% due 07/01/36 “	188,331	202,820
5.500% due 09/01/36 “	219,302	236,517
5.500% due 04/01/37 “	250,932	270,787
5.500% due 02/01/38 “	975,734	1,048,975
6.000% due 09/01/22 “	63,967	70,478
6.000% due 01/01/23 “	47,751	52,696
6.000% due 02/01/33 “	65,978	72,786
6.000% due 12/01/35 “	96,728	105,469
6.000% due 06/01/36 “	21,052	22,915
6.000% due 06/01/36 “	184,932	201,298
6.000% due 07/01/36 “	26,266	28,591
6.000% due 08/01/36 “	9,679	10,536
6.000% due 09/01/36 “	384,714	418,761
6.000% due 09/01/36 “	81,278	88,471
6.000% due 09/01/36 “	51,604	56,171
6.000% due 10/01/36 “	26,026	28,330
6.000% due 10/01/36 “	558,966	608,435
6.000% due 11/01/36 “	42,103	45,829
6.000% due 12/01/36 “	204,082	222,143
6.000% due 03/01/37 “	44,731	48,606
6.000% due 04/01/37 “	21,531	23,397
6.000% due 06/01/37 “	15,203	16,520
6.000% due 07/01/37 “	36,178	39,312
6.000% due 07/01/37 “	26,724	29,089
6.000% due 07/01/37 “	1,611,133	1,750,697
6.000% due 07/01/37 “	81,679	88,754
6.000% due 09/01/37 “	587,414	638,298
6.000% due 09/01/37 “	14,857	16,144
6.000% due 09/01/37 “	1,753,790	1,905,712
6.000% due 10/01/37 “	823,820	895,183
6.000% due 01/01/39 “	21,723	23,604
6.000% due 08/12/40 “	1,000,000	1,081,875
6.500% due 03/01/17 “	61,515	67,143

		30,732,730

Freddie Mac - 3.9%

2.658% due 11/01/31 “ §	8,764	9,101
2.669% due 04/01/32 “ §	29,295	30,543
3.110% due 06/01/35 “ §	397,185	413,272
4.755% due 09/01/35 “ §	231,062	240,830
5.111% due 09/01/35 “ §	29,406	30,497
5.500% due 03/01/23 “	39,582	42,909
5.500% due 08/12/40 “	9,000,000	9,625,788
6.000% due 12/01/22 “	52,993	58,468
6.000% due 03/01/23 “	123,257	136,175

		10,587,583

Government National Mortgage Association - 0.8%

6.500% due 11/15/36 “	59,335	65,307
6.500% due 08/15/37 “	43,652	47,971
6.500% due 07/15/38 “	301,598	331,390
6.500% due 10/15/38 “	1,231,972	1,353,683
6.500% due 10/15/38 “	304,354	334,419

		2,132,770

Total Mortgage-Backed Securities (Cost $63,295,104)		63,642,760

ASSET-BACKED SECURITIES - 0.4%

Ally Auto Receivables Trust 1.320% due 03/15/12 “ ~	175,660	176,060
Asset Backed Funding Certificates 0.697% due 06/25/34 “ §	138,554	107,201
Bear Stearns Asset Backed Securities Trust 3.692% due 10/25/36 “ §	201,847	144,752
Carrington Mortgage Loan Trust 0.507% due 01/25/36 “ §	84,609	83,120
JPMorgan Mortgage Acquisition Corp 0.397% due 07/25/36 “ §	6,933	6,880
Long Beach Mortgage Loan Trust 0.627% due 10/25/34 “ §	18,554	15,861
Park Place Securities Inc 0.607% due 09/25/35 “ §	138,718	122,900
SBI Heloc Trust 0.517% due 08/25/36 “ § ~	19,982	19,475
Securitized Asset-Backed Receivables LLC Trust 0.477% due 05/25/37 “ §	209,464	155,431
SLM Student Loan Trust 0.316% due 10/25/16 “ §	121,405	121,311
Small Business Administration 4.754% due 08/10/14 “	54,414	57,483
Structured Asset Securities Corp 0.397% due 10/25/36 “ §	31,241	30,813

Total Asset-Backed Securities (Cost $1,200,268)		1,041,287

U.S. GOVERNMENT AGENCY ISSUES -1.2%

Fannie Mae 1.125% due 07/30/12	500,000	503,674
Freddie Mac
1.125% due 06/01/11	1,000,000	1,006,481
1.125% due 07/27/12	1,500,000	1,511,687
4.125% due 12/21/12	200,000	216,061

Total U.S. Government Agency Issues (Cost $3,219,105)		3,237,903

U.S. TREASURY OBLIGATIONS - 39.7%

U.S. Treasury Bonds - 2.5%

4.250% due 05/15/39	500,000	530,000
4.375% due 02/15/38	200,000	216,781
4.375% due 11/15/39 ‡	1,100,000	1,190,750
4.375% due 05/15/40	2,000,000	2,168,752
4.625% due 02/15/40	1,800,000	2,028,938
8.750% due 05/15/20	500,000	747,891

		6,883,112

U.S. Treasury Inflation Protected Securities - 0.1%

2.375% due 01/15/25 ^	115,650	128,579

U.S. Treasury Notes - 37.1%

0.625% due 06/30/12	5,400,000	5,402,084
0.750% due 05/31/12	21,800,000	21,869,913
1.125% due 06/15/13	4,700,000	4,720,948
1.375% due 05/15/13	3,100,000	3,138,989
1.875% due 06/30/15	5,200,000	5,223,156
2.125% due 05/31/15	7,600,000	7,734,794
2.250% due 01/31/15	100,000	102,539
2.500% due 04/30/15	4,700,000	4,869,275
2.500% due 06/30/17	23,900,000	24,023,228
2.750% due 05/31/17	5,900,000	6,029,523
3.125% due 04/30/17	3,200,000	3,347,501
3.250% due 03/31/17	4,600,000	4,850,843
3.375% due 11/15/19	200,000	207,359

See Supplemental Notes to Schedules of Investments	43	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount		Value
3.500% due 05/15/20		$6,600,000	$6,914,556
3.625% due 02/15/20		2,500,000	2,644,338

			101,079,046

Total U.S. Treasury Obligations (Cost $106,404,357)			108,090,737

FOREIGN GOVERNMENT BONDS & NOTES - 0.8%

Canadian Government Bond (Canada) 2.000% due 12/01/14	CAD	500,000	464,764
Export-Import Bank of Korea (South Korea)
0.512% due 10/04/11 § ~		$800,000	801,142
5.125% due 06/29/20		100,000	100,893
Republic of Panama (Panama) 9.375% due 04/01/29		40,000	55,600
Societe de Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR	300,000	373,863
3.375% due 05/05/14 ~		$200,000	209,169
United Mexican States (Mexico)
5.950% due 03/19/19		100,000	111,500
6.050% due 01/11/40		100,000	106,000

Total Foreign Government Bonds & Notes (Cost $2,226,154)			2,222,931

MUNICIPAL BONDS - 3.3%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47		1,100,000	789,778
City of North Las Vegas NV Build America Bonds 6.572% due 06/01/40		900,000	921,321
Clark County NV Airport ‘C’ 6.820% due 07/01/45		200,000	223,592
Los Angeles Unified School District CA ‘A1’ 4.500% due 01/01/28		400,000	379,104
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39		100,000	107,279
Southern California Public Power Authority Build America Bonds 5.943% due 07/01/40		1,600,000	1,604,672
State of California
5.650% due 04/01/39 §		100,000	105,130
7.500% due 04/01/34		100,000	106,820
7.550% due 04/01/39		100,000	107,405
State of Illinois 4.071% due 01/01/14		200,000	197,702
Tobacco Securitization Authority of Southern California ‘A1’ 5.000% due 06/01/37		800,000	601,080
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47		850,000	634,126
University of Arizona Build America Bonds 6.423% due 08/01/35		2,700,000	2,730,348
University of California Build America Bonds 6.270% due 05/15/31		500,000	513,965

Total Municipal Bonds (Cost $9,394,571)			9,022,322

SHORT-TERM INVESTMENTS - 15.3%

U.S. Government Agency Issues - 10.8%

Fannie Mae
0.230% due 09/08/10		2,000,000	1,999,656
0.240% due 10/13/10		4,000,000	3,998,384
0.240% due 11/08/10		13,000,000	12,991,082
Freddie Mac
0.200% due 07/08/10		2,300,000	2,299,946
0.210% due 09/01/10		8,000,000	7,998,760

			29,287,828

U.S. Treasury Bills - 0.2%

0.219% due 08/26/10 ‡		507,000	506,921

Repurchase Agreements - 3.9%

Barclays PLC 0.010% due 07/01/10 (Dated 06/30/10, repurchase price of $7,000,002; collateralized by U.S. Treasury Inflation Protection Securities: 2.375% due 01/15/25 and value $7,146,523)		7,000,000	7,000,000
Citigroup Inc 0.050% due 07/01/10 (Dated 06/30/10, repurchase price of $3,700,005; collateralized by U.S. Treasury Notes: 1.750% due 04/15/13 and value $3,778,904)		3,700,000	3,700,000

			10,700,000

	Shares
Money Market Fund - 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,118,899	1,118,899

Total Short-Term Investments (Cost $41,607,825)		41,613,648

TOTAL INVESTMENTS - 113.7% (Cost $308,067,995)		309,879,783

Total Securities Sold Short (0.4%) See Note (e) to Notes to Schedule of Investments (Proceeds $1,076,406)		(1,084,688)

OTHER ASSETS & LIABILITIES, NET - (13.3%)		(36,349,135)

NET ASSETS - 100.0%		$272,445,960

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate value of $457,613 or 0.2% of the net assets were in default as of June 30, 2010.

(c)	0.9% of the Fund’s net assets were reported illiquid by the portfolio manager or adviser under the Funds’ policy.

See Supplemental Notes to Schedules of Investments	44	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
(d)	Open futures contracts outstanding as of June 30, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (09/10)	19	$19,000,000	$37,163
Eurodollar (09/10)	125	125,000,000	(22,488)
Eurodollar (12/10)	103	103,000,000	59,062
Eurodollar (03/11)	2	2,000,000	5,200
U.S. Treasury 2-Year Notes (09/10)	246	49,200,000	227,875
U.S. Treasury 5-Year Notes (09/10)	14	1,400,000	23,516
U.S. Treasury 10-Year Notes (09/10)	150	15,000,000	350,172

			$680,500

(e)	Securities sold short outstanding as of June 30, 2010 were as follows:

	Principal
Description	Amount	Value

Fannie Mae 6.000% due 07/14/40	$1,000,000	$(1,084,688)

Total Securities sold short (Proceeds $1,076,406)		$(1,084,688)

(f)	Forward foreign currency contracts outstanding as of June 30, 2010 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	1,078,000	07/10	$ (31,615)
Buy	BRL	2,539,292	08/10	1,943
Sell	CAD	288,000	07/10	15,819
Buy	CNY	1,176,875	08/10	(3,368)
Buy	CNY	1,555,941	08/10	558
Buy	CNY	1,714,535	11/10	(5,006)
Buy	CNY	7,489,889	04/11	(14,818)
Sell	DKK	4,741,000	09/10	6,570
Buy	EUR	707,000	07/10	(3,486)
Buy	EUR	506,000	07/10	5,398
Sell	EUR	5,069,000	07/10	471,721
Buy	EUR	752,000	08/10	(8,524)
Sell	GBP	634,000	09/10	(9,254)
Buy	IDR	2,318,605,000	10/10	21,552
Sell	JPY	157,278,000	07/10	(59,664)
Buy	KRW	150,800,289	07/10	(2,653)
Buy	KRW	34,952,211	07/10	165
Sell	KRW	185,752,500	07/10	(1,860)
Buy	KRW	237,320,000	08/10	(5,556)
Buy	KRW	771,817,461	11/10	(38,604)
Sell	KRW	556,802,211	11/10	(3,772)
Sell	KRW	123,880,000	11/10	1,949
Buy	MXN	3,285,000	09/10	(3,284)
Buy	MYR	186,000	10/10	(60)
Buy	MYR	855,805	10/10	9,861
Buy	PHP	11,525,000	11/10	(3,330)
Buy	SGD	51,595	09/10	232
Sell	SGD	51,595	09/10	15
Buy	TWD	5,869,730	10/10	(5,173)
Buy	TWD	1,145,455	01/11	(399)
Buy	TWD	229,000	01/11	7

				$335,364

See Supplemental Notes to Schedules of Investments	45	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
(g)	Transactions in written options for the 3-month period ended June 30, 2010 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2010	401	86,200,000	$836,411
Call Options Written	34	10,700,000	89,321
Put Options Written	38	12,700,000	95,916
Call Options Closed	(30)	—	(7,894)
Call Options Expired	(60)	(15,900,000)	(118,057)
Put Options Expired	(90)	(26,800,000)	(346,535)

Outstanding, June 30, 2010	293	66,900,000	$549,162

(h)	Premiums received and value of written options outstanding as of June 30, 2010 were as follows:
Foreign Currency Options

	Exercise		Expiration	Counter-	Notional
Description	Price		Date	party	Amount	Premium	Value

Put — OTC Japanese yen versus U.S. dollar Δ	JPY	90.00	07/21/10	BOA	$500,000	$3,925	$(5,756)
Put — OTC Japanese yen versus U.S. dollar Δ		90.00	07/21/10	MSC	1,500,000	14,067	(17,267)

						$17,992	$(23,023)

Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of (1-(Index
		Final/Index Initial)) or $0	03/12/20	CIT	$1,200,000	$10,320	$(13,439)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	BRC	$5,500,000	$14,875	$(127,049)
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	CIT	4,300,000	27,950	(99,329)
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	DUB	500,000	2,200	(11,550)
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	RBS	3,800,000	24,574	(87,779)
Call — OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	BRC	2,900,000	13,920	(115,435)
Call — OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	MSC	2,700,000	21,060	(107,474)
Call — OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	RBS	1,300,000	8,775	(51,747)
Put — OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	BRC	2,900,000	19,720	(102)
Put — OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	MSC	2,700,000	13,770	(95)
Put — OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	RBS	5,100,000	23,497	(179)
Put — OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	BRC	5,500,000	25,637	(55)
Put — OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	CIT	4,300,000	43,107	(43)
Put — OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	DUB	500,000	5,550	(5)
Put — OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	2,000,000	15,446	—
Put — OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	3,000,000	23,650	—
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	MSC	2,100,000	14,070	(53,667)
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	10/29/10	RBS	4,900,000	24,010	(125,224)
Put — OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	MSC	2,100,000	16,800	(242)
Put — OTC 10-Year Interest Rate Swap	Pay	5.000%	10/29/10	RBS	4,900,000	48,510	(565)
Put — OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	1,500,000	9,675	(523)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	1,200,000	7,230	(508)

						$404,026	$(781,571)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Put — CBOT 10-Year U.S. Treasury Note Futures (09/10)	$114.00	08/27/10	MER	29	$16,396	$(1,359)
Put — CBOT 10-Year U.S. Treasury Note Futures (09/10)	117.00	08/27/10	CIT	4	3,553	(500)
Call — CBOT 10-Year U.S. Treasury Note Futures (09/10)	120.00	08/27/10	CIT	25	17,125	(75,781)
Call — CBOT 10-Year U.S. Treasury Note Futures (09/10)	122.00	08/27/10	JPM	4	2,365	(6,625)
Put — CME Eurodollar Futures (09/10)	97.38	09/10/10	CIT	231	77,385	(1,444)

					$116,824	$(85,709)

Total Written Options					$549,162	$(903,742)

See Supplemental Notes to Schedules of Investments	46	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
(i)	Swap agreements outstanding as of June 30, 2010 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	Appreciation

Health Care Properties 5.950% due 09/15/11	(0.460%)	09/20/11	JPM	1.191%	$900,000	$7,901	$—	$7,901

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 06/15/12	1.500%	09/20/11	DUB	1.785%	$100,000	($304)	$—	($304)
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	2.030%	200,000	13,088	—	13,088
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	2.030%	200,000	14,603	—	14,603
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	2.030%	200,000	15,229	—	15,229
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	2.030%	200,000	15,740	—	15,740
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	2.030%	300,000	24,572	—	24,572
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	2.030%	400,000	35,398	—	35,398
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	2.030%	400,000	36,057	—	36,057
American International Group 6.250% due 05/01/36	5.000%	12/20/13	DUB	3.384%	500,000	25,956	(46,250)	72,206
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	1.283%	400,000	(4,946)	(8,999)	4,053
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	1.283%	400,000	(4,946)	(9,184)	4,238
Japanese Government Bond 2.000% due 03/21/22 Δ	1.000%	03/20/15	DUB	0.884%	1,000,000	5,524	11,616	(6,092)
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	1.283%	200,000	(2,473)	(4,592)	2,119
Brazil Government Bond 12.250% due 06/20/15	1.000%	06/20/15	DUB	1.342%	1,000,000	(15,754)	(10,975)	(4,779)
United Kingdom GILT 4.250% due 06/07/32 Δ	1.000%	06/20/15	GSC	0.738%	1,100,000	13,966	10,164	3,802
Brazil Government Bond 12.250% due 06/20/15	1.000%	06/20/15	HSB	1.342%	1,000,000	(15,921)	(10,975)	(4,946)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	2.069%	200,000	(9,362)	—	(9,362)

						$146,427	($69,195)	$215,622

Credit Default Swaps on Credit Indices — Sell Protection (2)

							Upfront
	Fixed Deal						Premiums	Unrealized
	Receive	Expiration	Counter-		Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA HY-8 5Y	0.483%	06/20/12	BRC		$770,352	$(6,741)	$—	$(6,741)
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	BRC		200,000	20,834	24,200	(3,366)
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	DUB		1,000,000	104,167	130,500	(26,333)
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	HSB		300,000	31,250	36,040	(4,790)
Dow Jones CDX NA HY-9 5Y Δ	2.080%	12/20/12	MER		1,444,065	24,249	—	24,249
Dow Jones CDX NA IG-9 10Y	0.548%	12/20/17	GSC		96,450	666	—	666

						$174,425	$190,740	$(16,315)

Total Credit Default Swaps						$328,753	$121,545	$207,208

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	47	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
Interest Rate Swaps

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional			Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP	300,000	$7,744	$(9,462)	$17,206
3-Month Australian Bank Bill	CIT	Pay	4.500%	06/15/11	AUD	100,000	(122)	115	(237)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11		4,720,000	(5,778)	4,828	(10,606)
3-Month Australian Bank Bill	MSC	Pay	4.500%	06/15/11		3,600,000	(5,778)	3,423	(9,201)
6-Month Australian Bank Bill	CSF	Pay	6.250%	09/15/11		1,200,000	23,920	129	23,791
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL	8,900,000	(200,173)	(199,363)	(810)
BRL — CDI Compounded	GSC	Pay	10.150%	01/02/12		6,100,000	(132,821)	(23,780)	(109,041)
BRL — CDI Compounded	UBS	Pay	10.575%	01/02/12		1,200,000	(14,759)	(31,680)	16,921
BRL — CDI Compounded	BRC	Pay	10.600%	01/02/12		1,500,000	(2,191)	—	(2,191)
BRL — CDI Compounded	HSB	Pay	10.610%	01/02/12		1,400,000	(1,879)	—	(1,879)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12		5,600,000	(57,704)	(65,566)	7,862
BRL — CDI Compounded	BRC	Pay	10.835%	01/02/12		600,000	867	1,014	(147)
BRL — CDI Compounded	GSC	Pay	10.990%	01/02/12		600,000	743	840	(97)
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12		900,000	4,352	4,635	(283)
BRL — CDI Compounded	HSB	Pay	11.360%	01/02/12		800,000	2,979	3,212	(233)
BRL — CDI Compounded	MSC	Pay	11.630%	01/02/12		4,200,000	(1,604)	(1,547)	(57)
BRL — CDI Compounded	RBS	Pay	12.080%	01/02/12		400,000	857	748	109
BRL — CDI Compounded	MER	Pay	12.540%	01/02/12		4,000,000	88,034	(20,439)	108,473
BRL — CDI Compounded	MSC	Pay	12.540%	01/02/12		900,000	19,808	(6,048)	25,856
BRL — CDI Compounded	UBS	Pay	12.540%	01/02/12		3,000,000	66,025	(14,783)	80,808
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12		100,000	4,847	667	4,180
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12		200,000	9,693	1,029	8,664
6-Month Australian Bank Bill	UBS	Pay	6.000%	09/15/12	AUD	6,100,000	101,743	—	101,743
3-Month USD-LIBOR Δ	MSC	Pay	2.000%	12/15/12		$8,800,000	127,795	100,332	27,463
BRL — CDI Compounded	HSB	Pay	11.880%	01/02/13	BRL	1,300,000	215	(989)	1,204
BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13		200,000	298	314	(16)
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13		2,000,000	2,977	4,282	(1,305)
BRL — CDI Compounded	BRC	Pay	11.910%	01/02/13		1,000,000	918	2,348	(1,430)
BRL — CDI Compounded	GSC	Pay	11.930%	01/02/13		900,000	1,502	(1,293)	2,795
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13		600,000	1,379	935	444
BRL — CDI Compounded	HSB	Pay	12.300%	01/02/13		1,300,000	8,290	3,928	4,362
BRL — CDI Compounded Δ	MSC	Pay	12.590%	01/02/13		2,400,000	12,993	9,022	3,971
BRL — CDI Compounded	UBS	Pay	12.250%	01/02/14		600,000	3,090	1,667	1,423
BRL — CDI Compounded	MSC	Pay	12.510%	01/02/14		200,000	1,746	919	827
BRL — CDI Compounded	HSB	Pay	12.540%	01/02/14		100,000	911	648	263
BRL — CDI Compounded	GSC	Pay	12.650%	01/02/14		1,200,000	12,657	9,627	3,030
3-Month USD-LIBOR	RBS	Pay	4.000%	12/16/14		$2,300,000	212,610	49,165	163,445
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN	7,700,000	22,768	3,402	19,366
3-Month USD-LIBOR	MSC	Pay	4.000%	06/16/15		$1,400,000	132,321	75,190	57,131
3-Month USD-LIBOR	RBS	Pay	4.000%	06/16/15		900,000	85,063	52,986	32,077
3-Month USD-LIBOR Δ	BRC	Pay	3.000%	12/15/15		300,000	9,315	3,960	5,355
3-Month USD-LIBOR Δ	CIT	Pay	3.000%	12/15/15		100,000	3,105	1,190	1,915
3-Month USD-LIBOR Δ	DUB	Pay	3.000%	12/15/15		100,000	3,105	1,190	1,915
3-Month USD-LIBOR Δ	MSC	Pay	3.000%	12/15/15		900,000	27,946	6,330	21,616
28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	MXN	1,200,000	6,589	1,757	4,832
3-Month USD-LIBOR	BRC	Pay	4.000%	06/16/17		$100,000	9,463	3,930	5,533
3-Month USD-LIBOR	CIT	Pay	4.000%	06/16/17		100,000	9,463	4,250	5,213
3-Month USD-LIBOR	MSC	Pay	4.000%	06/16/17		400,000	37,854	18,906	18,948
3-Month USD-LIBOR	RBS	Pay	4.000%	06/16/17		300,000	28,391	16,053	12,338
3-Month USD-LIBOR Δ	CIT	Pay	4.000%	12/15/20		200,000	13,999	8,358	5,641
3-Month USD-LIBOR Δ	DUB	Pay	4.000%	12/15/20		600,000	41,998	27,440	14,558
3-Month USD-LIBOR Δ	MSC	Pay	4.000%	12/15/20		1,600,000	111,995	69,752	42,243
3-Month USD-LIBOR Δ	RBS	Pay	4.000%	12/15/20		3,700,000	258,987	199,100	59,887
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD	2,100,000	14,318	(1,439)	15,757
3-Month USD-LIBOR	DUB	Pay	5.000%	12/15/35		$1,800,000	141,682	(37,080)	178,762

Total Interest Rate Swaps							$1,254,546	$284,152	$970,394

Total Swap Agreements							$1,583,299	$405,697	$1,177,602

(j)	As of June 30, 2010, securities with total aggregate values of $815,551 and $79,988 were fully or partially segregated with the broker(s)/custodian as collateral for open futures and swap contracts, respectively.

See Supplemental Notes to Schedules of Investments	48	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
(k)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$2,874,555	$2,874,555	$—	$—
	Preferred Stocks (1)	2,720	2,720	—	—
	Corporate Bonds & Notes	76,881,420	—	76,881,420	—
	Convertible Corporate Bonds	1,249,500	—	1,249,500	—
	Mortgage-Backed Securities	63,642,760	—	63,642,760	—
	Asset-Backed Securities	1,041,287	—	1,041,287	—
	U.S. Government Agency Issues	3,237,903	—	3,237,903	—
	U.S. Treasury Obligations	108,090,737	—	108,090,737	—
	Foreign Government Bonds & Notes	2,222,931	—	2,222,931	—
	Municipal Bonds	9,022,322	—	9,022,322	—
	Short-Term Investments	41,613,648	1,118,899	40,494,749	—
	Derivatives (2)
	Credit Contracts	389,200	—	389,200	—
	Foreign Exchange Contracts	535,790	—	535,790	—
	Interest Rate Contracts	2,380,343	702,988	1,677,355	—

		3,305,333	702,988	2,602,345	—

		313,185,116	4,699,162	308,485,954	—

Liabilities	Securities Sold Short	(1,084,688)	—	(1,084,688)	—
	Derivatives (2)
	Credit Contracts	(60,447)	—	(60,447)	—
	Foreign Exchange Contracts	(223,449)	—	(223,449)	—
	Interest Rate Contracts	(1,326,016)	(108,197)	(1,204,380)	(13,439)

		(1,609,912)	(108,197)	(1,488,276)	(13,439)

		(2,694,600)	(108,197)	(2,572,964)	(13,439)

	Total	$310,490,516	$4,590,965	$305,912,990	$(13,439)

The following is a reconciliation of investments for significant unobservable inputs (level 3) used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the 3-month period ended June 30, 2010:

								Change in Net
								Unrealized
								Appreciation
								(Depreciation)
					Total Change	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	in Net	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized Gains	Unrealized	or Out of	Value,	the End of Period,
	of Period	(Sales)	(Premiums)	(Losses)	Depreciation	Level 3	End of Period	if Applicable

Derivatives (2)
Credit Contracts	$(7,024)	$—	$—	$8,972	$(1,948)	$—	$—	$—
Interest Rate Contracts	(9,872)	—	—	—	(3,567)	—	(13,439)	(3,567)

Total	$(16,896)	$—	$—	$8,972	$(5,515)	$—	$(13,439)	$(3,567)

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

(2)	Investments in derivatives may include open futures contracts, swap contracts, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	49	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares		Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%		100	$93,100

Total Convertible Preferred Stocks (Cost $100,000)			93,100

	Principal
	Amount
CORPORATE BONDS & NOTES - 14.9%

Consumer Discretionary - 0.5%

Pulte Homes Inc 7.875% due 08/01/11		$500,000	521,250
Starwood Hotels & Resorts Worldwide Inc 6.250% due 02/15/13		300,000	312,750

			834,000

Consumer Staples - 0.3%

New Albertsons Inc 7.500% due 02/15/11		500,000	511,250

Financials - 12.8%

American Express Bank FSB
0.477% due 05/29/12 §		300,000	295,665
0.500% due 06/12/12 §		500,000	492,535
American Express Credit Corp
5.875% due 05/02/13		200,000	219,027
7.300% due 08/20/13		210,000	237,980
American International Group Inc 8.175% due 05/15/58 §		200,000	159,500
Banco Santander (Chile) 1.557% due 04/20/12 § ~		300,000	299,982
Bank of America Corp 0.830% due 06/11/12 §	GBP	900,000	1,287,103
Bank of Nova Scotia (Canada) 3.400% due 01/22/15		$100,000	103,407
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC (France) 2.125% due 12/21/12		200,000	198,890
Citigroup Funding Inc 5.700% due 06/30/11		1,000,000	1,025,910
Countrywide Financial Corp 5.800% due 06/07/12		400,000	420,886
Dexia Credit Local NY (Belgium) 0.938% due 03/05/13 § ~		4,400,000	4,404,730
Ford Motor Credit Co LLC
7.250% due 10/25/11		500,000	513,835
9.750% due 09/15/10		1,200,000	1,214,886
General Electric Capital Corp 0.659% due 12/20/13 §		200,000	191,322
General Motor Acceptance Corp 6.000% due 12/15/11		400,000	404,000
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~		300,000	281,436
Merrill Lynch & Co Inc
1.492% due 09/27/12 §	EUR	1,000,000	1,175,580
5.450% due 07/15/14		$300,000	317,775
Metropolitan Life Global Funding I
2.437% due 06/10/11 § ~		700,000	708,963
5.125% due 04/10/13 ~		100,000	108,255
Morgan Stanley
0.997% due 11/29/13 §	EUR	200,000	225,587
1.041% due 04/13/16 §		1,000,000	1,024,220
SLM Corp 3.125% due 09/17/12		700,000	776,689
Sun Life Financial Global Funding LP 0.542% due 10/06/13 § ~		$1,500,000	1,456,190
The Goldman Sachs Group Inc
0.963% due 02/04/13 §	EUR	1,500,000	1,710,590
5.375% due 02/15/13		500,000	639,154
The Royal Bank of Scotland PLC (United Kingdom) 4.875% due 03/16/15		$400,000	398,563
UBS AG (Switzerland) 1.584% due 02/23/12 §		1,100,000	1,104,345
Wachovia Corp 2.114% due 05/01/13 §		700,000	712,687

			22,109,692

Health Care - 0.8%

Boston Scientific Corp 6.000% due 06/15/11		800,000	814,397
HCA Inc 7.250% due 09/15/20		600,000	604,500

			1,418,897

Industrials - 0.3%

International Lease Finance Corp 5.350% due 03/01/12		500,000	475,000

Telecommunication Services - 0.2%

British Telecommunications PLC (United Kingdom) 9.375% due 12/15/10		300,000	310,301

Total Corporate Bonds & Notes (Cost $26,582,984)			25,659,140

MORTGAGE-BACKED SECURITIES - 5.9%

Collateralized Mortgage Obligations - Commercial - 0.2%

JPMorgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 “		110,000	108,969
Morgan Stanley Capital I 5.880% due 06/11/49 “ §		100,000	101,794
Wachovia Bank Commercial Mortgage Trust 5.418% due 01/15/45 “ §		210,000	219,349

			430,112

Collateralized Mortgage Obligations - Residential - 5.7%

Arkle Master Issuer PLC (United Kingdom) 1.534% due 05/17/60 “ § ~		500,000	493,270
Bear Stearns Adjustable Rate Mortgage Trust
2.340% due 03/25/35 “ §		127,153	117,914
2.560% due 08/25/35 “ §		36,591	34,992
2.760% due 08/25/35 “ §		62,662	59,257
2.934% due 03/25/35 “ §		40,045	36,979
3.450% due 01/25/35 “ §		3,575,019	3,457,658
Citigroup Mortgage Loan Trust Inc
2.510% due 08/25/35 “ §		56,339	49,745
2.560% due 08/25/35 “ §		48,804	42,312
Countrywide Home Loan Mortgage Pass-Through Trust
0.687% due 06/25/35 “ § ~		39,340	32,282
4.644% due 01/19/34 “ §		261,790	255,454

See Supplemental Notes to Schedules of Investments	50	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Principal
	Amount		Value
Fannie Mae
0.697% due 07/25/37 “ §		$1,088,624	$1,086,506
0.727% due 07/25/37 “ §		1,026,205	1,025,093
0.787% due 05/25/36 “ §		680,965	681,614
0.792% due 02/25/37 “ §		221,505	219,113
GSR Mortgage Loan Trust 2.943% due 09/25/35 “ §		93,535	87,968
MLCC Mortgage Investors Inc 2.172% due 12/25/34 “ §		266,536	251,699
New York Mortgage Trust Inc 5.539% due 05/25/36 “ §		700,000	547,277
Residential Accredit Loans Inc 0.527% due 06/25/46 “ §		184,470	76,823
Structured Asset Mortgage Investments Inc 0.557% due 05/25/46 “ §		161,106	84,237
Wells Fargo Mortgage-Backed Securities Trust 3.314% due 10/25/35 “ §		1,400,000	1,168,054

			9,808,247

Total Mortgage-Backed Securities (Cost $9,933,995)			10,238,359

ASSET-BACKED SECURITIES - 3.4%

Aames Mortgage Investment Trust 0.637% due 10/25/35 “ §		316,350	311,224
Ally Auto Receivables Trust 1.320% due 03/15/12 “ ~		966,129	968,330
AMMC CDO (Cayman) 0.774% due 08/08/17 “ § ~		200,000	190,080
ARES CLO Funds (Cayman) 0.764% due 03/12/18 “ § ~		494,669	475,203
Asset Backed Funding Certificates 0.827% due 06/25/35 “ §		1,593,889	1,569,890
First Franklin Mortgage Loan Asset-Backed Certificates 0.397% due 11/25/36 “ §		95,332	93,098
Ford Credit Auto Owner Trust 1.210% due 01/15/12 “		878,134	879,873
Freddie Mac Structured Pass-Through Securities 0.627% due 09/25/31 “ §		2,885	2,731
Race Point CLO (Cayman) 0.986% due 05/15/15 “ § ~		1,015,496	981,803
Structured Asset Securities Corp 0.437% due 02/25/37 “ §		416,496	408,048
Wells Fargo Home Equity Trust 0.597% due 12/25/35 “ § ~		28,432	28,161

Total Asset-Backed Securities (Cost $5,894,913)			5,908,441

U.S. TREASURY OBLIGATIONS - 93.6%

U.S. Treasury Inflation Protected Securities - 89.8%

0.625% due 04/15/13 ^		1,959,603	2,001,703
1.250% due 04/15/14 ^		2,060,140	2,153,652
1.375% due 07/15/18 ^		606,558	629,446
1.375% due 01/15/20 ^		4,738,023	4,859,804
1.625% due 01/15/15 ^ ‡		8,790,859	9,291,525
1.625% due 01/15/18 ^		1,560,855	1,647,189
1.750% due 01/15/28 ^		3,329,824	3,386,015
1.875% due 07/15/13 ^		4,391,641	4,649,650
1.875% due 07/15/15 ^		9,526,605	10,218,731
1.875% due 07/15/19 ^		7,657,275	8,219,005
2.000% due 04/15/12 ^		1,396,577	1,447,967
2.000% due 01/15/14 ^		12,451,321	13,262,833
2.000% due 07/15/14 ^		1,734,750	1,863,231
2.000% due 01/15/16 ^		2,196,680	2,372,414
2.000% due 01/15/26 ^		4,283,526	4,539,869
2.125% due 01/15/19 ^		6,802,845	7,435,829
2.125% due 02/15/40 ^		2,420,616	2,662,300
2.375% due 04/15/11 ^ ‡		1,867,093	1,899,184
2.375% due 01/15/17 ^		3,459,168	3,822,381
2.375% due 01/15/25 ^		5,585,895	6,210,381
2.375% due 01/15/27 ^ ‡		12,001,397	13,315,167
2.500% due 07/15/16 ^		12,738,392	14,191,018
2.500% due 01/15/29 ^		5,279,820	5,986,408
2.625% due 07/15/17 ^		6,416,102	7,244,684
3.000% due 07/15/12 ^		4,758,827	5,067,037
3.375% due 01/15/12 ^		245,540	258,987
3.375% due 04/15/32 ^		184,223	240,468
3.500% due 01/15/11 ^ ‡		125,253	127,425
3.625% due 04/15/28 ^		2,789,987	3,618,918
3.875% due 04/15/29 ^		9,216,732	12,397,931

			155,021,152

U.S. Treasury Notes - 3.8%

2.750% due 05/31/17		100,000	102,195
3.125% due 05/15/19		1,300,000	1,328,539
3.375% due 11/15/19		1,900,000	1,969,914
3.500% due 05/15/20		800,000	838,254
3.625% due 08/15/19		2,300,000	2,434,587

			6,673,489

Total U.S. Treasury Obligations (Cost $156,345,046)			161,694,641

FOREIGN GOVERNMENT BONDS & NOTES - 2.2%

Australian Government Bond (Australia)
3.000% due 09/20/25	AUD	900,000	812,846
4.000% due 08/20/15		300,000	425,839
4.000% due 08/20/20		300,000	409,082
Canadian Government Bond (Canada)
2.000% due 12/01/14	CAD	500,000	464,882
2.500% due 06/01/15		1,400,000	1,325,946
4.250% due 12/01/21		279,226	344,899

Total Foreign Government Bonds & Notes (Cost $3,916,448)			3,783,494

MUNICIPAL BONDS - 0.1%

Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47		$95,000	70,873
Tobacco Settlement Financing Corp of RI ‘A’ 6.000% due 06/01/23		65,000	65,879

Total Municipal Bonds (Cost $148,332)			136,752

SHORT-TERM INVESTMENTS - 2.8%

U.S. Treasury Bill - 0.0%

0.208% due 08/26/10 ‡		1,000	1,000

See Supplemental Notes to Schedules of Investments	51	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

	Shares	Value
Money Market Fund - 0.4%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	798,901	$798,901

	Principal
	Amount
Repurchase Agreement - 2.4%
Credit Suisse 0.010% due 07/01/10 (Dated 06/30/10, repurchase price of $4,100,001; collateralized by U.S. Treasury Notes: 1.875% due 06/30/15 value $4,204,944)	$4,100,000	4,100,000

Total Short-Term Investments (Cost $4,899,901)		4,899,901

TOTAL INVESTMENTS - 123.0% (Cost $207,821,619)		212,413,828

OTHER ASSETS & LIABILITIES, NET - (23.0%)		(39,742,010)

NET ASSETS - 100.0%		$172,671,818

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	0.1% of the Fund’s net assets were reported illiquid by the portfolio manager or adviser under the Funds’ policy.

(c)	Open futures contracts outstanding as of June 30, 2010 were as follows:

				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

3-Month Euribor (12/10)	10	EUR	10,000,000	$1,987
Eurodollar (09/10)	28		$28,000,000	(5,000)
Eurodollar (06/11)	2		2,000,000	2,850
U.S. Treasury 10-Year Notes (09/10)	41		4,100,000	64,430

				$64,267

(d)	Forward foreign currency contracts outstanding as of June 30, 2010 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	AUD	199,000	07/10	$5,836
Sell	BRL	112,008	08/10	(85)
Buy	CAD	930,000	07/10	(19,017)
Sell	CAD	3,095,000	07/10	169,994
Buy	CHF	79,104	07/10	3,397
Sell	CHF	79,104	07/10	(7)
Buy	CHF	79,000	09/10	7
Sell	CHF	85,000	09/10	(3,393)
Buy	CNY	2,548,929	11/10	(7,444)
Buy	CNY	2,318,616	01/11	(3,612)
Buy	EUR	828,000	07/10	4,393
Buy	EUR	406,000	07/10	(2,122)
Sell	EUR	4,407,000	07/10	387,050
Sell	EUR	1,873,000	08/10	21,232
Sell	GBP	1,181,000	09/10	(17,238)
Sell	JPY	92,500,000	07/10	(35,091)
Buy	KRW	432,069,828	07/10	(9,551)
Sell	KRW	337,040,000	07/10	5,283
Sell	KRW	95,029,828	07/10	(450)
Buy	KRW	180,007,000	08/10	(6,862)
Buy	KRW	1,276,258,172	11/10	(48,968)
Buy	KRW	95,029,828	11/10	438
Sell	KRW	227,900,000	11/10	14,087
Buy	MXN	14,857,370	09/10	(14,669)
Sell	MXN	14,857,370	09/10	58,698

				$501,906

See Supplemental Notes to Schedules of Investments	52	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
(e) Transactions in written options for the 3-month period ended June 30,2010 were as follows:

		Notional
	Number of	Amount
	Contracts	in $	Premium

Outstanding, March 31, 2010	18	59,100,000	$445,261
Call Options Written	14	6,200,000	52,987
Put Options Written	14	4,500,000	25,648
Call Options Closed	—	(700,000)	(7,000)
Call Options Expired	(19)	(16,700,000)	(137,390)
Put Options Expired	(19)	(22,400,000)	(159,063)

Outstanding, June 30, 2010	8	30,000,000	$220,443

(f) Premiums received and value of written options outstanding as of June 30, 2010 were as follows:
Foreign Currency Options

	Exercise		Expiration	Counter-	Notional
Description	Price		Date	party	Amount	Premium	Value

Put — OTC Japanese yen vs. U.S. dollar ∆	JPY	90.00	07/21/10	MSC	$300,000	$2,805	$(3,453)

Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Cap — OTC U.S. CPI Urban Consumers NSA ∆	215.97	Maximum of ((Index Final/Index Initial - 1) -2.500%) or $0	12/07/10	RBS	$1,200,000	$4,200	$(318)
Floor — OTC U.S. CPI Urban Consumers NSA	215.97	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or $0	12/14/10	BNP	1,200,000	5,160	(203)
Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of (1-(Index Final/Index Initial)) or $0	03/12/20	CIT	1,200,000	10,320	(13,439)
Floor — OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of (1-(Index Final/Index Initial)) or $0	04/07/20	CIT	2,000,000	17,720	(22,701)

						$37,400	$(36,661)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	BRC	$2,200,000	$6,270	$(50,819)
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	08/31/10	RBS	2,500,000	16,167	(57,749)
Call — OTC 10-Year Interest Rate Swap	Receive	3.500%	08/31/10	MSC	1,700,000	13,260	(67,668)
Put — OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	MSC	1,700,000	8,670	(60)
Put — OTC 10-Year Interest Rate Swap	Pay	4.500%	08/31/10	RBS	2,500,000	10,583	(88)
Put — OTC 10-Year Interest Rate Swap	Pay	4.750%	08/31/10	BRC	2,200,000	9,515	(22)
Put — OTC 7-Year Interest Rate Swap	Pay	5.365%	08/31/10	RBS	2,000,000	39,845	(1)
Put — OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	DUB	1,000,000	10,774	—
Put — OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	2,900,000	22,959	—
Put — OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	600,000	5,925	—
Put — OTC 5-Year Interest Rate Swap	Pay	4.000%	12/01/10	RBS	4,100,000	26,445	(1,431)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	200,000	1,320	(85)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	500,000	3,400	(212)

						$175,133	$(178,135)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Put — CBOT U.S. Treasury Note Futures (09/10)	$114.00	08/27/10	MER	4	$2,365	$(187)
Call — CBOT U.S. Treasury Note Futures (09/10)	120.00	08/27/10	MER	4	2,740	(12,125)

					$5,105	$(12,312)

Total Written Options					$220,443	$(230,561)

See Supplemental Notes to Schedules of Investments	53	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
(g) Swap agreements outstanding as of June 30,2010 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

New Albertsons Inc 7.250% due 05/01/13	(1.000)%	03/20/11	DUB	2.771%	$500,000	$6,202	$5,035	$1,167
Pulte Homes Inc 5.250% due 01/15/14	(1.000)%	09/20/11	DUB	1.742%	500,000	4,369	1,857	2,512
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.000)%	03/20/13	DUB	1.412%	300,000	3,193	5,065	(1,872)

						$13,764	$11,957	$1,807

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

	Fixed Deal			Implied Credit				Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional			Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	06/30/10 (3)	Amount (4)		Value (5)	(Received)	(Depreciation)

General Electric Capital Corp 5.625% due 09/15/17	1.000%	03/20/11	MSC	1.694%		$1,600,000	$(7,554)	$(13,157)	$5,603
ING Verzekeringen NV 4.000% due 09/18/13	1.400%	06/20/11	DUB	1.485%	EUR	300,000	(158)	—	(158)
American International Group Inc 6.250% due 05/01/36	1.950%	03/20/13	DUB	3.156%		$1,200,000	(35,950)	—	(35,950)
France Government 4.250% due 04/25/19	0.250%	06/20/15	CIT	0.887%		800,000	(23,861)	(16,897)	(6,964)
Republic of Brazil 12.250% due 03/06/30	1.000%	06/20/15	BRC	1.342%		800,000	(12,578)	(6,842)	(5,736)
Republic of Italy 6.875% due 09/27/23	1.000%	06/20/15	DUB	1.901%		500,000	(20,112)	(12,003)	(8,109)
United Kingdom GILT 4.250% due 06/07/32 ∆	1.000%	06/20/15	GSC	0.738%		1,600,000	20,313	17,606	2,707
Republic of Brazil 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.342%		700,000	(11,006)	(7,024)	(3,982)

							$(90,906)	$(38,317)	$(52,589)

Total Credit Default Swaps							$(77,142)	$(26,360)	$(50,782)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	54	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	EUR 500,000	$19,649	$(416)	$20,065
France CPI Excluding Tobacco ∆	JPM	Pay	2.261%	07/14/11	500,000	26,939	—	26,939
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	200,000	7,742	—	7,742
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 1,300,000	(29,239)	(18,939)	(10,300)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	800,000	(8,243)	(6,967)	(1,276)
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12	500,000	2,417	1,918	499
BRL — CDI Compounded	HSB	Pay	11.360%	01/02/12	6,500,000	24,173	3,554	20,619
BRL — CDI Compounded	GSC	Pay	11.670%	01/02/12	200,000	2,169	1,620	549
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	2,300,000	111,471	15,333	96,138
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12	100,000	4,847	191	4,656
BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13	3,500,000	5,210	2,160	3,050
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13	1,400,000	2,084	1,943	141
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13	900,000	2,068	—	2,068
BRL — CDI Compounded	UBS	Pay	12.070%	01/02/13	1,900,000	6,760	(6,688)	13,448
BRL — CDI Compounded	BRC	Pay	12.285%	01/02/13	800,000	4,887	2,511	2,376
3-Month USD-LIBOR ∆	DUB	Pay	4.000%	12/15/20	$1,900,000	132,994	92,720	40,274
3-Month USD-LIBOR ∆	RBS	Pay	4.000%	12/15/20	800,000	55,997	44,570	11,427

Total Interest Rate Swaps						$371,925	$133,510	$238,415

Total Swap Agreements						$294,783	$107,150	$187,633

(h)	As of June 30, 2010, $16,700 in cash and securities with total aggregate values of $163,102 were fully or partially segregated with the broker(s)/custodian as collateral for open futures.

(i)	Fair Value Measurements
The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets Convertible Preferred Stocks (1)	$93,100	$93,100	$—	$—
Corporate Bonds & Notes	25,659,140	—	25,659,140	—
Mortgage-Backed Securities	10,238,359	—	10,238,359	—
Asset-Backed Securities	5,908,441	—	4,261,355	1,647,086
U.S. Treasury Obligations	161,694,641	—	161,694,641	—
Foreign Government Bonds & Notes	3,783,494	—	3,783,494	—
Municipal Bonds	136,752	—	136,752	—
Short-Term Investments	4,899,901	798,901	4,101,000	—
Derivatives (2)
Credit Contracts	34,077	—	34,077	—
Foreign Exchange Contracts	670,415	—	670,415	—
Interest Rate Contracts	478,674	69,267	409,407	—

	1,183,166	69,267	1,113,899	—

	213,596,994	961,268	210,988,640	1,647,086

Liabilities Derivatives (2)
Credit Contracts	(111,219)	—	(111,219)	—
Foreign Exchange Contracts	(171,962)	—	(171,962)	—
Interest Rate Contracts	(269,590)	(17,312)	(215,617)	(36,661)

	(552,771)	(17,312)	(498,798)	(36,661)

Total	$213,044,223	$943,956	$210,489,842	$1,610,425

See Supplemental Notes to Schedules of Investments	55	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)
The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) for the 3-month period ended June 30, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation)
					in Net	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	or Out of	Value,	the End of Period,
	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable

Asset-Backed Securities	$1,763,241	$(151,851)	$—	$7,592	$28,104	$—	$1,647,086	$28,104
Derivatives (2)
Interest Rate Contracts	(12,183)	(17,720)	—	—	(6,758)	—	(36,661)	(6,758)

Total	$1,751,058	$(169,571)	$—	$7,592	$21,346	$—	$1,610,425	$21,346

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

(2)	Investments in derivatives may include open futures contracts, swap contracts, written options, and forward foreign currency contracts.

See Supplemental Notes to Schedules of Investments	56	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Consumer Discretionary - 16.1%

Amazon.com Inc *	18,600	$2,032,236
Apollo Group Inc ‘A’ *	10,200	433,194
CarMax Inc *	14,900	296,510
Comcast Corp ‘A’	27,400	475,938
Discovery Communications Inc ‘A’ *	20,300	724,913
International Game Technology	75,700	1,188,490
Lowe’s Cos Inc	22,800	465,576
McDonald’s Corp	31,600	2,081,492
Nike Inc ‘B’	8,200	553,910
priceline.com Inc *	5,300	935,662

		9,187,921

Consumer Staples - 5.3%

Colgate-Palmolive Co	11,400	897,864
General Mills Inc	23,300	827,616
Kellogg Co	26,300	1,322,890

		3,048,370

Energy - 5.9%

Baker Hughes Inc	12,500	519,625
Concho Resources Inc *	7,300	403,909
EOG Resources Inc	5,300	521,361
Occidental Petroleum Corp	7,400	570,910
Southwestern Energy Co *	27,700	1,070,328
Suncor Energy Inc (Canada)	10,200	300,288

		3,386,421

Financials - 6.0%

BlackRock Inc	5,500	788,700
CME Group Inc ‘A’	3,100	872,805
IntercontinentalExchange Inc *	8,300	938,149
The Goldman Sachs Group Inc	6,200	813,874

		3,413,528

Health Care - 14.2%

Allergan Inc	35,100	2,044,926
Amgen Inc *	16,500	867,900
Covidien PLC (Ireland)	39,300	1,579,074
Express Scripts Inc *	32,000	1,504,640
Medco Health Solutions Inc *	22,200	1,222,776
Zimmer Holdings Inc *	16,500	891,825

		8,111,141

Industrials - 10.8%

Illinois Tool Works Inc	24,800	1,023,744
Parker-Hannifin Corp	11,400	632,244
Rockwell Automation Inc	8,300	407,447
Roper Industries Inc	10,200	570,792
Union Pacific Corp	18,900	1,313,739
United Technologies Corp	21,600	1,402,056
Verisk Analytics Inc ‘A’ *	26,300	786,370

		6,136,392

Information Technology - 30.2%

Apple Inc *	16,500	4,150,245
Cisco Systems Inc *	91,600	1,951,996
EMC Corp *	47,900	876,570
Google Inc ‘A’ *	5,300	2,358,235
Juniper Networks Inc *	23,500	536,270
MasterCard Inc ‘A’	8,500	1,696,005
Oracle Corp	64,600	1,386,316
QUALCOMM Inc	53,900	1,770,076
Red Hat Inc *	16,200	468,828
Teradata Corp *	18,500	563,880
Visa Inc ‘A’	21,200	1,499,900

		17,258,321

Materials - 4.2%

Praxair Inc	15,600	1,185,444
The Sherwin-Williams Co	17,200	1,190,068

		2,375,512

Telecommunication Services - 2.6%

Crown Castle International Corp *	39,100	1,456,866

Total Common Stocks (Cost $51,546,888)		54,374,472

EXCHANGE-TRADED FUND - 1.6%

iShares Russell 1000 Growth Index Fund	20,600	944,304

Total Exchange-Traded Fund (Cost $968,716)		944,304

SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,828,448	1,828,448

Total Short-Term Investment (Cost $1,828,448)		1,828,448

TOTAL INVESTMENTS - 100.1% (Cost $54,344,052)		57,147,224

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(63,888)

NET ASSETS - 100.0%		$57,083,336

See Supplemental Notes to Schedules of Investments	57	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of June 30, 2010:

			Level 2	Level 3
	Total Value at	Level 1	Significant	Significant
	June 30, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets Common Stocks (1)	$54,374,472	$54,374,472	$—	$—
Exchange-Traded Fund	944,304	944,304	—	—
Short-Term Investment	1,828,448	1,828,448	—	—

Total	$57,147,224	$57,147,224	$—	$—

(1)	For equity securities categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	58	See explanation of symbols and terms, if any, on page 59

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2010 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of June 30, 2010.

Ώ	Securities were in default as of June 30, 2010.

±	The security is a perpetual bond and has no definite maturity date.

∞	Unsettled position. Contract rates do not take effect until settlement date.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts and/or swap contracts, if any, as of June 30, 2010.

∆	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Funds’ policy and procedures (See Note 2 in Supplemental Notes to Schedules of Investments).

+	Securities were fair valued under procedures established by the Funds’ Board of Trustees. The fair values were determined by or under the direction of the Board, or a valuation committee approved under procedures established by the Board (See Note 1 in Supplemental Notes to Schedules of Investments).
Counterparty Abbreviations:

BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
UBS	UBS
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CPI	Consumer Price Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust
RSP	Riparmio shares (Savings shares on Italian Stock Exchanges)
SDR	Swedish Depositary Receipt
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)
XAMS	Amsterdam Stock Exchange
XVTX	Virt-X Pan European Stock Exchange
Note: The descriptions of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

See Supplemental Notes to Schedules of Investments	59

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments
June 30, 2010 (Unaudited)
1. FUND VALUATION
     Each of the twenty-three funds in the Pacific Life Funds (the “Trust”) (each a “Fund”, and collectively, the “Funds”) are divided into shares. The price of a Fund’s shares is called net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV per share is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds plus cash or other assets, including interest accrued but not yet received), subtracting a Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of a Fund, and any other liabilities), and dividing by the total number of shares outstanding.
     Each Fund’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. The value of each fund (the NAV) is determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time.
     Each Fund’s NAV will not be determined on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities Exchange Commission (“the SEC”)), making the sale of holdings or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
     The value of a Fund’s assets is based on the fair value of all of the securities and other instruments (collectively “holdings”) it holds. As a general principle, in determining a Fund’s NAV, the fair value of each holding is used. The fair value of each holding is the amount which the Trust might reasonably expect to receive for the holding upon its current sale in the ordinary course.
     For purposes of calculating the NAV:
     Portfolio Optimization Funds. The PL Portfolio Optimization Conservative, PL Portfolio Optimization Moderate-Conservative, PL Portfolio Optimization Moderate, PL Portfolio Optimization Moderate-Aggressive, and PL Portfolio Optimization Aggressive Funds, (collectively, the “Portfolio Optimization Funds”) invest substantially all of their assets in other funds of the Trust (collectively, the “Underlying Funds”). The holdings of each Portfolio Optimization Fund are valued based upon the NAVs of the Underlying Funds, which are valued at their respective NAVs at the time of computation.
     Money Market Instruments and Short-Term Holdings. The holdings of the PL Money Market Fund, and money market instruments and short-term holdings maturing within 60 days in other Funds, are valued at amortized cost, which involves valuing a holding at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the holding.
     Domestic Equity Holdings. For domestic equity holdings, the Trust normally uses the last reported sale price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Foreign Equity Holdings. Foreign equity holdings are normally priced based on data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE close. The Trust then may adjust for market events, which may occur between the close of certain foreign exchanges and the NYSE. The Trust has retained an independent statistical service approved by the Trust’s Board of Trustees (the “Board”) to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations. Quotations of foreign holdings in foreign currencies and those valued using foreign currency rates are converted into to U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Over the Counter (“OTC”) Holdings and Certain Equity Holdings. OTC holdings, including options contracts and listed holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services, which are based on evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.
     Fixed Income Holdings, including Domestic and Foreign Holdings. Fixed income holdings are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.
     Fair Values Determined Under the Procedures Established by the Board
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), or if prices obtained through alternate pricing methodologies, or values provided by approved pricing sources, approved by the Board are deemed unreliable or inaccurate, or if events that could materially affect the NAV occur after the close of the principal market for a

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2010 (Unaudited)
particular holding but before each Fund values its assets, the holdings may be valued at their fair value as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Board and in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”) (“Trust’s Procedures”).
     When the Trust values a holding pursuant to the Trust’s Procedures, such holdings will not be priced on the basis of quotes from the primary market in which they are traded, but rather will be priced by other methods established under the Trust’s Procedures. Fair valuation may require subjective determinations about the value of a holding. The fair value used by the Trust for a holding may differ from the value that the Trust would actually realize if the holding was sold.
2. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the holdings owned by that Fund. The value of these holdings may move up or down, sometimes rapidly and unpredictably. An investment in a Fund at any point in time may be worth more or less than the original investment. Investments in a Fund may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity.
     The price of equity holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.
     Fixed income (debt) holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on the holdings. A fixed income (debt) holding’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other holdings, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Trust’s assets. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s holdings may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     None of the Funds may invest in illiquid securities and illiquid bank loans (collectively, “illiquid holdings”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in illiquid holdings. The term “illiquid holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. The market value of illiquid holdings held by each Fund as of June 30, 2010 was less than 15% of its net assets (5% of total assets for the PL Money Market Fund). Illiquid holdings may be difficult to value and difficult to sell, which means a Fund may not be able to sell such holding quickly for its full value.
     Senior Loan Participations and Assignments
     Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy, as a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2010 (Unaudited)
be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance of the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2010, no participation interest in Senior Loans was held by any of the Funds.
     Inflation-Indexed Bonds
     Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     Mortgage-Related and Other Asset-Backed Securities
     Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally on a forward commitment basis, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2010 (Unaudited)
     Government Sponsored Enterprise Securities
     Certain Funds may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are generally not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are typically supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, subject to the risk of default.
     However, on September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to those applicable entities and their respective assets. FHFA selected a new chief executive officer and chairman of the board of directors of Fannie Mae and Freddie Mac.
     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“Purchase Agreements”) with Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each entity. This agreement contains various covenants that severely limit each entity’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each entity’s senior preferred stock and warrants to purchase 79.9% of each entity’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to both Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired December 31, 2009. Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for each of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities.
     On May 6, 2009, the U.S. Treasury and FHFA, acting on behalf of Fannie Mae and Freddie Mac in its capacity as conservator, amended the Purchase Agreements, to among other items: (i) increase the funding available under the Purchase Agreements from $100 billion to $200 billion; (ii) increase the limit on mortgage-related investments portfolio as of December 31, 2009 from $850 billion to $900 billion; and (iii) revise the limit on the aggregate indebtedness and the method of calculating such limit for both Fannie Mae and Freddie Mac.
     On December 24, 2009, the Purchase Agreements were amended again to allow the Treasury’s funding commitment to increase from $200 billion to such amount as necessary to accommodate any cumulative reduction in net worth over the next three years. At the conclusion of the three-year period, the remaining commitment will be fully available to be drawn per the terms of the agreements.
     When-Issued Securities
     Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2010 (Unaudited)
implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.
     Repurchase Agreements
     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable fund manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Derivative Instruments
     Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (See Note 5 for a detailed discussion on derivative instruments).
3. TRANSACTIONS WITH AFFILIATES
     As of June 30, 2010, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C and R) owned shares in each of the affiliated applicable Underlying Funds. A summary of transactions for the three-month period ended June 30, 2010 is as follows:

							June 30, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance

PL Portfolio Optimization Conservative Fund
PL International Value	$3,553,342	$1,934,065	$25,461	$104,398	$(2,982)	$(671,348)	$4,734,140	624,557
PL Large-Cap Value	8,513,338	3,932,040	31,398	169,021	4,916	(1,171,363)	11,141,308	1,217,629
PL Short Duration Bond	21,195,054	7,403,847	68,162	449,217	(399)	102,572	28,320,019	2,820,719
PL Floating Rate Loan	13,948,940	4,520,320	165,489	221,827	(9,119)	(558,179)	17,845,624	1,868,652
PL Comstock	5,249,495	2,117,321	12,082	168,040	7,476	(679,901)	6,538,433	692,631
PL Growth LT	3,334,336	1,312,613	—	44,796	1,537	(416,223)	4,187,467	419,586
PL Mid-Cap Equity	5,218,666	1,862,652	2,928	186,384	(15,998)	(517,253)	6,364,611	809,747
PL International Large-Cap	3,287,070	1,985,431	39,159	41,127	(2,129)	(499,046)	4,769,358	396,126
PL Main Street Core	3,306,392	1,505,283	2,824	82,515	(3,561)	(449,852)	4,278,571	538,185
PL Managed Bond	57,821,043	14,859,495	1,134,167	498,534	686,796	466,651	74,469,618	6,876,234
PL Inflation Managed	27,399,176	8,754,343	378,977	—	—	770,326	37,302,822	3,600,659
PL Large-Cap Growth	3,615,993	1,237,076	—	170,370	7,569	(473,725)	4,216,543	620,993

Total	$156,442,845	$51,424,486	$1,860,647	$2,136,229	$674,106	$(4,097,341)	$204,168,514

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2010 (Unaudited)

							June 30, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance

PL Portfolio Optimization Moderate-Conservative Fund
PL International Value	$5,592,955	$1,165,725	$32,967	$3,108	$(1,196)	$(1,023,923)	$5,763,420	760,346
PL Large-Cap Value	12,277,896	1,908,885	38,135	174	(51)	(1,606,536)	12,618,155	1,379,033
PL Short Duration Bond	18,728,389	2,864,317	54,515	67,039	(8)	82,312	21,662,486	2,157,618
PL Floating Rate Loan	12,427,676	938,298	128,265	7,182	(222)	(434,774)	13,052,061	1,366,708
PL Comstock	10,675,296	1,551,159	21,405	1,535	(386)	(1,323,251)	10,922,688	1,157,064
PL Growth LT	5,282,950	738,405	—	267	(28)	(618,475)	5,402,585	541,341
PL Mid-Cap Equity	6,643,164	1,520,873	3,523	163,923	(22,817)	(690,134)	7,290,686	927,568
PL International Large-Cap	9,271,422	1,803,253	85,907	4,718	(1,165)	(1,252,101)	9,902,598	822,475
PL Mid-Cap Growth	3,301,373	653,274	—	119,103	29,397	(233,054)	3,631,887	459,732
PL Small-Cap Value	1,558,992	518,293	3,502	106,905	(7,987)	(132,361)	1,833,534	229,766
PL Main Street Core	12,667,594	1,877,712	8,965	3,743	(1,155)	(1,553,960)	12,995,413	1,634,643
PL Managed Bond	45,254,807	5,439,833	497,099	60,372	482,298	350,992	51,964,657	4,798,214
PL Inflation Managed	23,688,489	2,000,831	307,291	108,915	(534)	633,811	26,520,973	2,559,939
PL Large-Cap Growth	5,502,715	845,787	—	86,402	(25,235)	(666,644)	5,570,221	820,357

Total	$172,873,718	$23,826,645	$1,181,574	$733,386	$450,911	$(8,468,098)	$189,131,364

							June 30, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance

PL Portfolio Optimization Moderate Fund
PL Small-Cap Growth	$5,725,947	$134,090	$—	$85,347	$(7,791)	$(544,052)	$5,222,847	614,453
PL International Value	22,828,900	2,543,514	124,349	—	—	(4,142,369)	21,354,394	2,817,202
PL Large-Cap Value	54,988,140	5,119,586	160,695	—	—	(7,075,691)	53,192,730	5,813,413
PL Short Duration Bond	26,096,259	3,137,980	76,205	112,013	(144)	114,699	29,312,986	2,919,620
PL Floating Rate Loan	26,756,141	2,224,832	282,919	27,357	(1,089)	(978,309)	28,257,137	2,958,863
PL Comstock	44,744,877	3,181,511	83,874	—	—	(5,415,672)	42,594,590	4,512,139
PL Growth LT	27,729,279	2,061,961	—	—	—	(3,164,559)	26,626,681	2,668,004
PL Mid-Cap Equity	32,887,850	2,086,527	15,489	—	—	(3,193,146)	31,796,720	4,045,384
PL International Large-Cap	34,217,226	3,209,297	293,017	—	—	(4,550,115)	33,169,425	2,754,936
PL Mid-Cap Growth	11,127,446	128,685	—	9,794	110,126	(682,167)	10,674,296	1,351,177
PL Real Estate	11,653,763	—	23,258	507,223	(107,275)	(311,403)	10,751,120	1,212,077
PL Small-Cap Value	11,191,274	260,676	20,540	35,916	(4,851)	(772,552)	10,659,171	1,335,736
PL Main Street Core	50,578,147	3,156,873	33,385	—	—	(6,080,332)	47,688,073	5,998,500
PL Emerging Markets	17,229,262	488,830	—	24,050	(1,254)	(1,032,069)	16,660,719	1,452,547
PL Managed Bond	88,899,450	9,674,505	975,847	429,271	932,028	695,074	100,747,633	9,302,644
PL Inflation Managed	57,412,437	6,251,602	769,963	812,046	(4,114)	1,572,161	65,190,003	6,292,471
PL Large-Cap Growth	22,555,165	1,292,992	—	—	—	(2,772,431)	21,075,726	3,103,936

Total	$546,621,563	$44,953,461	$2,859,541	$2,043,017	$915,636	$(38,332,933)	$554,974,251

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2010 (Unaudited)

							June 30, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance

PL Portfolio Optimization Moderate-Aggressive Fund
PL Small-Cap Growth	$10,493,002	$69,201	$—	$575,919	$(72,476)	$(892,382)	$9,021,426	1,061,344
PL International Value	34,935,717	2,454,674	181,859	—	—	(6,303,111)	31,269,139	4,125,216
PL Large-Cap Value	59,254,893	2,714,401	165,112	—	—	(7,502,949)	54,631,457	5,970,651
PL Short Duration Bond	9,410,825	878,189	26,840	57,571	(53)	40,601	10,298,831	1,025,780
PL Comstock	45,255,401	1,115,908	80,934	—	—	(5,369,981)	41,082,262	4,351,935
PL Growth LT	34,822,202	1,119,621	—	—	—	(3,926,579)	32,015,244	3,207,940
PL Mid-Cap Equity	40,531,478	636,947	17,842	902,213	(336,835)	(3,350,638)	36,596,581	4,656,054
PL International Large-Cap	39,891,136	2,423,781	329,714	—	—	(5,299,099)	37,345,532	3,101,788
PL Mid-Cap Growth	25,488,101	—	—	821,994	207,645	(1,462,159)	23,411,593	2,963,493
PL Real Estate	16,023,035	121,456	29,338	2,052,836	(273,366)	(266,899)	13,580,728	1,531,085
PL Small-Cap Value	15,488,739	14,851	26,909	569,266	(31,936)	(987,152)	13,942,145	1,747,136
PL Main Street Core	55,172,436	1,437,825	35,094	—	—	(6,548,788)	50,096,567	6,301,455
PL Emerging Markets	20,253,709	237,982	—	3,469	(64)	(1,199,160)	19,288,998	1,681,691
PL Managed Bond	33,146,636	2,715,056	355,172	207,182	338,663	256,764	36,605,109	3,379,973
PL Inflation Managed	37,772,773	3,051,790	492,194	735,358	(1,540)	1,017,544	41,597,403	4,015,193
PL Large-Cap Growth	20,044,255	533,879	—	—	—	(2,437,754)	18,140,380	2,671,632

Total	$497,984,338	$19,525,561	$1,741,008	$5,925,808	$(169,962)	$(44,231,742)	$468,923,395

							June 30, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance

PL Portfolio Optimization Aggressive Fund
PL Small-Cap Growth	$8,353,605	$44,035	$—	$436,627	$(28,928)	$(724,731)	$7,207,354	847,924
PL International Value	18,012,668	2,145,173	98,605	56,999	(44,375)	(3,289,097)	16,865,975	2,225,063
PL Large-Cap Value	24,030,520	976,425	66,522	75,998	(30,973)	(2,995,076)	21,971,420	2,401,248
PL Comstock	20,322,078	420,971	36,122	63,332	(24,965)	(2,383,766)	18,307,108	1,939,312
PL Growth LT	16,191,792	257,891	—	50,665	(7,642)	(1,793,647)	14,597,729	1,642,698
PL Mid-Cap Equity	16,162,199	1,876,972	7,205	1,747,952	(635,353)	(901,627)	14,761,444	1,878,046
PL International Large-Cap	20,032,406	1,931,106	171,575	63,332	(10,189)	(2,707,870)	19,353,696	1,607,450
PL Mid-Cap Growth	12,099,420	224,465	—	1,238,146	141,967	(742,617)	10,485,089	1,327,226
PL Real Estate	8,312,172	49,855	15,781	1,062,068	(32,143)	(254,593)	7,029,004	792,447
PL Small-Cap Value	9,928,335	560,586	17,790	680,087	(23,073)	(659,676)	9,143,875	1,145,849
PL Main Street Core	24,276,726	598,044	15,386	75,999	(35,422)	(2,849,724)	21,929,011	2,758,366
PL Emerging Markets	10,221,959	28,751	—	60,192	(4,454)	(600,288)	9,585,776	835,726
PL Managed Bond	5,575,991	630,360	60,506	1,240,583	60,865	38,433	5,125,572	473,275
PL Large-Cap Growth	8,103,722	167,007	—	25,334	(6,373)	(976,039)	7,262,983	1,069,659

Total	$201,623,593	$9,911,641	$489,492	$6,877,314	$(681,058)	$(20,840,318)	$183,626,036

(1)	Purchased cost excludes distributions received and reinvested.

(2)	Distributions received includes distributions from net investment income, if any, from the underlying funds.

(3)	Net realized gain or loss included distributions from capital gains, if any.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2010 (Unaudited)
4. FAIR VALUE MEASUREMENTS AND DISCLOSURES
     Accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires that the Trust characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1	—	Quoted prices in active markets for identical holdings

•	Level 2	—	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3	—	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service based on significant observable inputs approved by the Board (as described in Note 1) are reflected as Level 2. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. In accordance with the requirements of U.S. GAAP, a summary of each Fund’s holdings as of June 30, 2010 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.
     The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities in accordance with the guidance under U.S. GAAP:
     Equity Securities (Common and Preferred Stock) — Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Treasury Obligations — U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of Government sponsored enterprise and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Municipal Bonds — Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes — Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporates option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds — Corporate bonds held by a Fund are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences

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compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Futures Contracts — Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Options Contracts — Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models that incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Forward Foreign Currency Contracts — Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Interest Rate Swaps — Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Credit Default Swaps - Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Total Return Swaps - Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Senior Loans — Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. GAAP also requires the Trust to disclose the amounts and reasons for significant transfers between Level 1 and Level 2 in the fair value hierarchy. For the three-month period ended June 30, 2010, none of the Funds had significant transfers between Level 1 and Level 2.
5. DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE
     U.S. GAAP requires the Trust to incorporate enhanced disclosures in their financial statements about their derivative and hedging activities to enable financial statement users to understand how and why the Trust uses derivative investments to manage risks, how derivative investments are accounted for, and how derivative investments affect the Trust’s financial position, results of operations, and cash flows. For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

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     Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
     Market Risks Managed By Investing In Derivatives
     Interest rate risk — A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
     Foreign investments and currency risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and currencies.
     Price volatility risk — Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
     Credit and Counterparty risk - Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions with default. Financial assets, which potentially expose a Fund to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

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     A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
     Credit Related Contingent Features
     Certain Funds are parties to various agreements, including by not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a Fund or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could be material to a Fund’s financial statements. To reduce credit and counterparty risk associated with transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
     Futures Contracts
     In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility, interest rate, currency, credit and other risks relating to a Fund’s investments. Certain Funds may enter into futures contracts to manage these risks, and may also use futures for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging, or to otherwise help achieve a Fund’s investment goal. Futures contracts are also subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
     Options Contracts
     In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk, interest rate risk, and foreign investments and currency risk. Certain Funds may enter into options contracts to manage these risks, and may also write and/or purchase call and put options on securities, futures, interest rate swaps, credit default swaps, or currencies for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a Fund’s investment goal. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

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     Forward Foreign Currency Contracts
     In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk, the risk that counterparties are unable to meet the terms of the contracts or that the value of the foreign currencies change unfavorably versus the U.S. dollar. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a Fund’s investment goals. Forward contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to forward contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     Swaps
     Swaps involve commitments to exchange components of income (generally interest or returns) pegged to specified underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by a Fund are included as part of realized gain or loss in the Statements of Operations.
     Interest Rate Swaps
     In the normal course of pursuing their investment objectives, certain Funds may invest in interest rate swaps to manage interest rate risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goals. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     Credit Default Swaps
     In the normal course of pursuing their investment objectives, certain Funds may invest in credit default swaps to manage credit risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goals. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would

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effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.
     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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     A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
     A Fund may also use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2010 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
     Total Return Swaps
     In the normal course of pursuing their investment objectives, certain Funds may invest in total return swaps. A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
     The Trust does not use hedge accounting under U.S. GAAP. Although a Fund’s investments in derivatives may represent economic hedges as part of its investment objectives, they are considered to be non-hedge transactions for purposes of U.S. GAAP. The following is a summary of each Fund’s derivative investments not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of June 30, 2010:

	Asset Derivative Investments Value
			Interest			Foreign
	Total Value at	Equity	Rate		Credit	Exchange
Fund	June 30, 2010	Contracts	Contracts		Contracts	Contracts

PL International Value	$112,162	$9,908	$—		$—	$102,254
PL Short Duration Bond	68,785	—	68,785	*	—	—
PL Growth LT	29,022	—	—		—	29,022
PL Managed Bond	3,305,333	—	2,380,343	*	389,200	535,790
PL Inflation Managed	1,183,166	—	478,674	*	34,077	670,415

	Liability Derivative Investments Value
			Interest			Foreign
	Total Value at	Equity	Rate		Credit	Exchange
Fund	June 30, 2010	Contracts	Contracts		Contracts	Contracts

PL International Value	$(64,831)	$—	$—		$—	$(64,831)
PL Short Duration Bond	(85,537)	—	(85,537)	*	—	—
PL Growth LT	(35,224)	—	—		—	(35,224)
PL Managed Bond	(1,609,912)	—	(1,326,016)	*	(60,447)	(223,449)
PL Inflation Managed	(552,771)	—	(269,590)	*	(111,219)	(171,962)

*	Included cumulative appreciation/depreciation of futures as reported in the Schedules of Investments and its notes.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2010 (Unaudited)
For the three-month period ended June 30, 2010, the average* volume of derivative activities are as follows:

			Futures	Futures	Forward Foreign
			Contracts - Long	Contracts - Short	Currency
		Written	Positions	Positions	Purchase Contracts
	Purchased	Options	(Unrealized	(Unrealized	(Unrealized
	Options	(Premiums	Appreciation	Appreciation	Appreciation
Funds	(Cost)	Received)	(Depreciation))	(Depreciation))	(Depreciation))

PL International Value	$—	$—	$8,262	$—	$(13,413)
PL Short Duration Bond	—	—	37,728	(37,637)	—
PL Growth LT	—	—	—	—	4,805
PL Managed Bond	—	692,787	508,281	63	(4,410)
PL Inflation Managed	—	332,852	110,836	—	41,919

	Forward		Credit Default	Credit Default
	Foreign	Interest Rate	Swap	Swap
	Currency Sale	Swap	Agreements-	Agreements-
	Contracts	Agreements **	Buy Protection	Sell Protection
	(Unrealized	(Notional	(Notional	(Notional
Funds	Appreciation)	Amount)	Amount)	Amount)

PL International Value	$32,125	$—	$—	$—
PL Growth LT	52,377	—	—	—
PL Managed Bond	248,026	82,393,268	900,000	10,060,867
PL Inflation Managed	371,030	12,602,699	1,300,000	5,184,380

*	Based on quarterly holdings.

**	Notional amounts were translated into U.S. dollars.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
June 30, 2010 (Unaudited)
6. FEDERAL INCOME TAX INFORMATION
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2010, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

PL Portfolio Optimization Conservative	$205,184,838	$3,142,822	$(15,998)	$3,126,824	$—	$3,126,824
PL Portfolio Optimization Moderate-Conservative	193,905,359	4,210,716	(8,017,515)	(3,806,799)	—	(3,806,799)
PL Portfolio Optimization Moderate	595,781,032	13,136,130	(53,206,630)	(40,070,500)	—	(40,070,500)
PL Portfolio Optimization Moderate-Aggressive	527,249,832	13,927,300	(71,545,598)	(57,618,298)	—	(57,618,298)
PL Portfolio Optimization Aggressive	210,619,539	6,291,564	(33,285,067)	(26,993,503)	—	(26,993,503)
PL Money Market	34,941,878	—	—	—	—	—
PL Small-Cap Growth	19,426,785	3,877,240	(909,390)	2,967,850	—	2,967,850
PL International Value	91,626,843	3,600,864	(14,479,306)	(10,878,442)	50,398	(10,828,044)
PL Large-Cap Value	156,879,139	8,744,195	(11,291,501)	(2,547,306)	475	(2,546,831)
PL Short Duration Bond	88,639,321	1,121,383	(174,871)	946,512	(16,752)	929,760
PL Floating Rate Loan	62,910,549	794,927	(1,618,668)	(823,741)	(17,135)	(840,876)
PL Comstock	128,428,526	2,894,721	(7,174,366)	(4,279,645)	—	(4,279,645)
PL Growth LT	77,272,855	8,912,147	(3,004,787)	5,907,360	(5,751)	5,901,609
PL Mid-Cap Equity	93,370,637	8,867,657	(3,833,702)	5,033,955	—	5,033,955
PL International Large-Cap	106,128,688	8,145,421	(9,905,428)	(1,760,007)	3,570	(1,756,437)
PL Mid-Cap Growth	43,773,400	8,386,491	(2,239,601)	6,146,890	(697)	6,146,193
PL Real Estate	25,411,152	6,937,802	(428,591)	6,509,211	(3)	6,509,208
PL Small-Cap Value	33,373,875	4,652,546	(2,227,124)	2,425,422	—	2,425,422
PL Main Street Core	137,184,923	9,680,699	(8,222,514)	1,458,185	—	1,458,185
PL Emerging Markets	34,472,787	12,093,438	(1,021,338)	11,072,100	(3,986)	11,068,114
PL Managed Bond	308,114,133	8,159,630	(6,393,980)	1,765,650	1,828,068	3,593,718
PL Inflation Managed	210,991,241	5,981,261	(4,558,674)	1,422,587	739,495	2,162,082
PL Large-Cap Growth	54,563,167	5,273,593	(2,689,536)	2,584,057	—	2,584,057

(1)	Other includes net appreciation or depreciation on derivatives, unfunded loan commitments, securities sold short and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.
(a)	The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mark W. Holmlund Mark W. Holmlund President

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown Mary Ann Brown
Chief Executive Officer

Date:	August 27, 2010

By:	/s/ Mark W. Holmlund Mark W. Holmlund
President

Date:	August 27, 2010

By:	/s/ Brian D. Klemens Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	August 27, 2010